UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Guggenheim Variable Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 through June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549‑0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2017

Guggenheim Variable Funds Trust Semi-Annual Report

Series
Series A	(StylePlus—Large Core Series)
Series B	(Large Cap Value Series)
Series D	(World Equity Income Series)
Series E	(Total Return Bond Series)
Series F	(Floating Rate Strategies Series)
Series J	(StylePlus—Mid Growth Series)
Series N	(Managed Asset Allocation Series)
Series O	(All Cap Value Series)
Series P	(High Yield Series)
Series Q	(Small Cap Value Series)
Series V	(Mid Cap Value Series)
Series X	(StylePlus—Small Growth Series)
Series Y	(StylePlus—Large Growth Series)
Series Z	(Alpha Opportunity Series)

GuggenheimInvestments.com	GVFT-SEMI-0617x1217

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
SERIES A (STYLEPLUS—LARGE CORE SERIES)	7
SERIES B (LARGE CAP VALUE SERIES)	14
SERIES D (WORLD EQUITY INCOME SERIES)	20
SERIES E (TOTAL RETURN BOND SERIES)	27
SERIES F (FLOATING RATE STRATEGIES SERIES)	39
SERIES J (STYLEPLUS—MID GROWTH SERIES)	49
SERIES N (MANAGED ASSET ALLOCATION SERIES)	56
SERIES O (ALL CAP VALUE SERIES)	62
SERIES P (HIGH YIELD SERIES)	69
SERIES Q (SMALL CAP VALUE SERIES)	84
SERIES V (MID CAP VALUE SERIES)	91
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)	98
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)	106
SERIES Z (ALPHA OPPORTUNITY SERIES)	112
NOTES TO FINANCIAL STATEMENTS	121
OTHER INFORMATION	142
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	151
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	155

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2017

Dear Shareholder:

Security Investors, LLC, and Guggenheim Partners Investment Management, LLC (the “Investment Advisers”) are pleased to present the semi-annual shareholder report for the Guggenheim Variable Funds Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2017.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
July 31, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2017

First-quarter real gross domestic product (“GDP”) growth came in weak relative to the third and fourth quarters of 2016, at only 1.4% quarter over quarter annualized, consistent with the historical pattern of soft first-quarter data. Tracking estimates point to a rebound in second-quarter growth. There have been concerns about consumer health amid weakness in retail and autos, but we maintain that these are experiencing sector-specific problems. Household balance sheets and consumer spending appear solid overall.

The unemployment rate continues to decline to levels not seen since 2001, despite muted economic growth. As of June 2017, the unemployment rate stood at 4.3%, below what the U.S. Federal Reserve (the “Fed”) forecasted as recently as March to be the cycle low, and we expect it will fall to 3.8% or lower next year. While a tightening labor market has not done much to lift wage growth or inflation in the current cycle, Fed Chair Janet Yellen and many of her colleagues still see a tighter labor market as a reason to continue to remove accommodation.

In June the Fed delivered its fourth rate hike since the financial crisis, raising the fed funds rate target range to 1.00–1.25%. It proceeded with the rate hike despite three consecutive months of soft inflation readings. The statement noted that the Fed continues to expect inflation on a 12-month basis to stabilize around the 2% objective over the medium term. This suggests the Fed views recent weakness as transient. As long as the unemployment rate continues to decline, we believe the Fed will feel compelled to continue hiking to stay ahead of potential inflationary pressures, given the lags associated with monetary policy effects.

Median Federal Open Market Committee (“FOMC”) projections suggest one additional rate increase in 2017, three in 2018, and three more in 2019. These are not conditioned on expectations for fiscal stimulus, though they do incorporate an expectation that the natural rate of interest will rise somewhat over time, but perhaps not as much as the Fed currently projects. We expect that the Fed will forego a rate hike in September in order to launch the tapering of portfolio reinvestments, but the Fed will pick it up again in December, contingent on steady economic data and supportive financial conditions. Weak oil prices over the second quarter of 2017 should once again boost headline inflation readings in 2018 due to base effects, which, when combined with steady economic growth and falling unemployment, could prompt the Fed to raise rates three or possibly four times in 2018.

On its own, the start of Fed balance sheet normalization should not lead to a notable increase in market volatility. The Fed has signaled its intentions well in advance, giving markets time to prepare, and pay-downs will ramp up only gradually over the course of a year.

Still, volatility across a range of markets is abnormally low, and asset valuations appear stretched. Markets shrugged off worrisome developments during the second quarter, including declining oil prices, a lack of progress on fiscal legislation in Washington, D.C., and rising geopolitical risks. A near-term pullback in risk assets is possible in the third or fourth quarters, with low volatility and tight spreads making credit markets particularly vulnerable during what is already a seasonally weak period for risk assets. Moves toward a less accommodative stance by the European Central Bank, the Bank of Japan, and/or the Bank of England may be a catalyst for instability.

For the six-month period ended June 30, 2017, the Standard & Poor’s 500® (“S&P 500®”)* Index returned 9.34%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 13.81%. The return of the MSCI Emerging Markets Index* was 18.43%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 2.27% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.93%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.31% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2017

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2016 and ending June 30, 2017.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2016	Ending Account Value June 30, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Series A (StylePlus—Large Core Series)	0.91%	9.35%	$ 1,000.00	$ 1,093.50	$ 4.72
Series B (Large Cap Value Series)	0.80%	4.30%	1,000.00	1,043.00	4.05
Series D (World Equity Income Series)	0.89%	5.78%	1,000.00	1,057.80	4.54
Series E (Total Return Bond Series)	0.83%	3.99%	1,000.00	1,039.90	4.20
Series F (Floating Rate Strategies Series)	1.17%	1.45%	1,000.00	1,014.50	5.84
Series J (StylePlus—Mid Growth Series)	0.93%	11.34%	1,000.00	1,113.40	4.87
Series N (Managed Asset Allocation Series)	1.00%	7.10%	1,000.00	1,071.00	5.13
Series O (All Cap Value Series)	0.89%	3.58%	1,000.00	1,035.80	4.49
Series P (High Yield Series)	1.29%	3.70%	1,000.00	1,037.00	6.52
Series Q (Small Cap Value Series)	1.13%	(0.22%)	1,000.00	997.80	5.60
Series V (Mid Cap Value Series)	0.90%	3.13%	1,000.00	1,031.30	4.53
Series X (StylePlus—Small Growth Series)	1.14%	9.79%	1,000.00	1,097.90	5.93
Series Y (StylePlus—Large Growth Series)	1.01%	13.78%	1,000.00	1,137.80	5.35
Series Z (Alpha Opportunity Series)	2.89%	0.37%	1,000.00	1,003.70	14.36

Table 2. Based on hypothetical 5% return (before expenses)
Series A (StylePlus—Large Core Series)	0.91%	5.00%	$ 1,000.00	$ 1,020.28	$ 4.56
Series B (Large Cap Value Series)	0.80%	5.00%	1,000.00	1,020.83	4.01
Series D (World Equity Income Series)	0.89%	5.00%	1,000.00	1,020.38	4.46
Series E (Total Return Bond Series)	0.83%	5.00%	1,000.00	1,020.68	4.16
Series F (Floating Rate Strategies Series)	1.17%	5.00%	1,000.00	1,018.99	5.86
Series J (StylePlus—Mid Growth Series)	0.93%	5.00%	1,000.00	1,020.18	4.66
Series N (Managed Asset Allocation Series)	1.00%	5.00%	1,000.00	1,019.84	5.01
Series O (All Cap Value Series)	0.89%	5.00%	1,000.00	1,020.38	4.46
Series P (High Yield Series)	1.29%	5.00%	1,000.00	1,018.40	6.46
Series Q (Small Cap Value Series)	1.13%	5.00%	1,000.00	1,019.19	5.66
Series V (Mid Cap Value Series)	0.90%	5.00%	1,000.00	1,020.33	4.51
Series X (StylePlus—Small Growth Series)	1.14%	5.00%	1,000.00	1,019.14	5.71
Series Y (StylePlus—Large Growth Series)	1.01%	5.00%	1,000.00	1,019.79	5.06
Series Z (Alpha Opportunity Series)	2.89%	5.00%	1,000.00	1,010.46	14.41

[1]
Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses, which may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the period would be:

Funds	06/30/17
Series A (StylePlus—Large Core Series)	0.89%
Series B (Large Cap Value Series)	0.78%
Series D (World Equity Income Series)	0.86%
Series E (Total Return Bond Series)	0.78%
Series F (Floating Rate Strategies Series)	1.14%
Series J (StylePlus—Mid Growth Series)	0.91%
Series O (All Cap Value Series)	0.86%
Series P (High Yield Series)	1.07%
Series Q (Small Cap Value Series)	1.10%
Series V (Mid Cap Value Series)	0.88%
Series X (StylePlus—Small Growth Series)	1.12%
Series Y (StylePlus—Large Core Series)	0.99%
Series Z (Alpha Opportunity Series)	1.96%

[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2016 to June 30, 2017.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

SERIES A (STYLEPLUS—LARGE CORE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	25.4%
Guggenheim Strategy Fund II	24.8%
Guggenheim Strategy Fund III	15.6%
Guggenheim Strategy Fund I	11.6%
Apple, Inc.	0.8%
JPMorgan Chase & Co.	0.5%
Pfizer, Inc.	0.4%
Citigroup, Inc.	0.4%
Alphabet, Inc. — Class C	0.4%
Merck & Co., Inc.	0.3%
Top Ten Total	80.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*
Periods Ended June 30, 2017†

	6 months‡	1 Year	5 Year	10 Year
Series A (StylePlus—Large Core Series)	9.35%	18.98%	14.45%	5.88%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*
The performance data above represents past performance that is not predictive of future results. Effective April 30, 2013, certain changes were made to the Series’ investment objective and principal investment strategies. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value

COMMON STOCKS† - 18.6%

Consumer, Non-cyclical - 5.2%
Pfizer, Inc.	25,944	$871,459
Merck & Co., Inc.	12,800	820,352
Amgen, Inc.	4,242	730,599
AbbVie, Inc.	9,572	694,066
UnitedHealth Group, Inc.	3,730	691,616
Gilead Sciences, Inc.	9,638	682,178
Eli Lilly & Co.	7,437	612,065
Biogen, Inc.*	2,207	598,892
McKesson Corp.	3,482	572,928
Danaher Corp.	6,509	549,295
Kimberly-Clark Corp.	4,138	534,257
Express Scripts Holding Co.*	8,279	528,531
General Mills, Inc.	8,950	495,831
Sysco Corp.	9,161	461,073
HCA Healthcare, Inc.*	4,839	421,961
Aetna, Inc.	2,749	417,381
Anthem, Inc.	2,183	410,688
Cigna Corp.	2,367	396,212
Humana, Inc.	1,631	392,451
Johnson & Johnson	2,442	323,052
Medtronic plc	2,372	210,515
Kroger Co.	7,914	184,554
Abbott Laboratories	2,743	133,337
Archer-Daniels-Midland Co.	3,108	128,609
Colgate-Palmolive Co.	1,733	128,467
Procter & Gamble Co.	1,474	128,459
Becton Dickinson and Co.	590	115,115
Total Consumer, Non-cyclical		12,233,943

Technology - 2.8%
Apple, Inc.	13,243	1,907,257
Oracle Corp.	16,044	804,446
Intel Corp.	22,508	759,420
International Business Machines Corp.	4,649	715,156
Microsoft Corp.	10,006	689,714
HP, Inc.	29,001	506,937
Micron Technology, Inc.*	16,961	506,455
Fidelity National Information Services, Inc.	5,871	501,383
QUALCOMM, Inc.	3,504	193,491
Total Technology		6,584,259

Industrial - 2.6%
Boeing Co.	3,446	681,446
United Technologies Corp.	5,244	640,345
Union Pacific Corp.	5,677	618,283
FedEx Corp.	2,612	567,666
Norfolk Southern Corp.	4,315	525,136
Eaton Corp. plc	6,692	520,838
Corning, Inc.	16,959	509,618
Waste Management, Inc.	6,778	497,166
Cummins, Inc.	2,783	451,458
Emerson Electric Co.	7,539	449,475
Caterpillar, Inc.	3,753	403,297
General Electric Co.	4,506	121,707
Total Industrial		5,986,435

Financial - 2.4%
JPMorgan Chase & Co.	12,658	1,156,941
Citigroup, Inc.	12,752	852,854
Prudential Financial, Inc.	4,984	538,970
State Street Corp.	5,756	516,486
Travelers Cos., Inc.	3,997	505,740
Aflac, Inc.	6,475	502,978
Allstate Corp.	5,681	502,428
Capital One Financial Corp.	4,811	397,485
Bank of America Corp.	11,297	274,065
Berkshire Hathaway, Inc. — Class B*	1,408	238,473
Wells Fargo & Co.	2,454	135,976
Total Financial		5,622,396

Consumer, Cyclical - 2.1%
CVS Health Corp.	9,606	772,899
Walgreens Boots Alliance, Inc.	7,424	581,373
Lowe’s Cos., Inc.	7,355	570,233
General Motors Co.	15,640	546,306
Ford Motor Co.	47,734	534,143
Wal-Mart Stores, Inc.	6,109	462,329
Delta Air Lines, Inc.	6,632	356,404
Southwest Airlines Co.	5,688	353,452
Target Corp.	6,048	316,250
United Continental Holdings, Inc.*	2,872	216,118
American Airlines Group, Inc.	2,711	136,418
Total Consumer, Cyclical		4,845,925

Communications - 2.0%
Alphabet, Inc. — Class C*	934	848,754
Verizon Communications, Inc.	18,064	806,739
Comcast Corp. — Class A	20,676	804,710
Cisco Systems, Inc.	24,518	767,413
AT&T, Inc.	13,510	509,732
Amazon.com, Inc.*	388	375,584
DISH Network Corp. — Class A*	5,949	373,359
Facebook, Inc. — Class A*	2,041	308,150
Total Communications		4,794,441

Energy - 0.8%
Marathon Petroleum Corp.	8,223	430,310
ConocoPhillips	9,244	406,366
Valero Energy Corp.	5,644	380,744
Exxon Mobil Corp.	3,466	279,810
Hess Corp.	3,032	133,014
Anadarko Petroleum Corp.	2,812	127,496
Total Energy		1,757,740

Utilities - 0.4%
Exelon Corp.	13,853	499,678
American Electric Power Company, Inc.	7,128	495,182
Total Utilities		994,860

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value

Basic Materials - 0.3%
LyondellBasell Industries N.V. — Class A	6,151	$519,083
EI du Pont de Nemours & Co.	1,603	129,378
Dow Chemical Co.	2,010	126,771
Total Basic Materials		775,232

Total Common Stocks
(Cost $40,850,874)		43,595,231

MUTUAL FUNDS† - 77.4%
Guggenheim Variable Insurance Strategy Fund III[1]	2,373,636	59,483,312
Guggenheim Strategy Fund II1	2,321,170	58,052,469
Guggenheim Strategy Fund III[1]	1,462,775	36,583,994
Guggenheim Strategy Fund I1	1,078,883	27,047,594
Total Mutual Funds
(Cost $180,250,306)		181,167,369

MONEY MARKET FUND† - 3.6%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.75%[2]	8,378,849	8,378,849
Total Money Market Fund
(Cost $8,378,849)		8,378,849

Total Investments - 99.6%
(Cost $229,480,029)		$233,141,449
Other Assets & Liabilities, net - 0.4%		871,585
Total Net Assets - 100.0%		$234,013,034

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,421,000)	20	$(5,424)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
UBS Group AG October 2017 S&P 500 Index Swap 1.42%[3], Terminating 10/05/17 (Notional Value $189,130,187)	78,043	$4,609,655

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of June 30, 2017.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
SERIES A (STYLEPLUS—LARGE CORE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$43,595,231	$—	$—	$—	$—	$43,595,231
Equity Index Swap Agreements	—	—	—	4,609,655	—	4,609,655
Money Market Fund	8,378,849	—	—	—	—	8,378,849
Mutual Funds	181,167,369	—	—	—	—	181,167,369
Total Assets	$233,141,449	$—	$—	$4,609,655	$—	$237,751,104

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$5,424	$—	$—	$—	$5,424

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $49,229,723)	$51,974,080
Investments in affiliated issuers, at value (cost $180,250,306)	181,167,369
Total investments (cost $229,480,029)	233,141,449
Unrealized appreciation on swap agreements	4,609,655
Cash	1,339,843
Segregated cash with broker	130,000
Prepaid expenses	20,761
Receivables:
Dividends	354,686
Variation margin	1,000
Foreign taxes reclaim	575
Total assets	239,597,969

Liabilities:
Segregated cash due to broker	5,010,000
Payable for:
Securities purchased	348,070
Fund shares redeemed	64,999
Distribution and service fees	48,323
Management fees	17,715
Fund accounting/administration fees	15,464
Trustees’ fees*	8,242
Transfer agent/maintenance fees	1,950
Miscellaneous	70,172
Total liabilities	5,584,935
Commitments and contingent liabilities (Note 14)	—
Net assets	$234,013,034

Net assets consist of:
Paid in capital	$207,103,880
Undistributed net investment income	4,565,309
Accumulated net realized gain on investments	14,078,194
Net unrealized appreciation on investments	8,265,651
Net assets	$234,013,034
Capital shares outstanding	5,601,972
Net asset value per share	$41.77

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$2,271,071
Dividends from securities of unaffiliated issuers	499,289
Interest	21,406
Total investment income	2,791,766

Expenses:
Management fees	861,504
Transfer agent/maintenance fees	12,555
Distribution and service fees:	97,782
Fund accounting/administration fees	91,895
Printing expenses	89,310
Line of credit fees	18,985
Custodian fees	6,609
Trustees’ fees*	2,715
Miscellaneous	23,402
Total expenses	1,204,757
Less:
Expenses waived by Adviser	(163,638)
Net expenses	1,041,119
Net investment income	1,750,647

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,226,674
Swap agreements	17,383,505
Futures contracts	168,700
Net realized gain	19,778,879
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	482,960
Investments in affiliated issuers	331,352
Swap agreements	(1,784,680)
Futures contracts	(5,424)
Net change in unrealized appreciation (depreciation)	(975,792)
Net realized and unrealized gain	18,803,087
Net increase in net assets resulting from operations	$20,553,734

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,750,647	$2,833,160
Net realized gain on investments	19,778,879	11,972,081
Net change in unrealized appreciation (depreciation) on investments	(975,792)	12,328,866
Net increase in net assets resulting from operations	20,553,734	27,134,107

Distributions to shareholders from:
Net investment income	—	(1,891,371)
Net realized gains	—	(2,234,605)
Total distributions to shareholders	—	(4,125,976)

Capital share transactions:
Proceeds from sale of shares	3,802,588	8,969,840
Distributions reinvested	—	4,125,976
Cost of shares redeemed	(14,048,024)	(31,279,332)
Net decrease from capital share transactions	(10,245,436)	(18,183,516)
Net increase in net assets	10,308,298	4,824,615

Net assets:
Beginning of period	223,704,736	218,880,121
End of period	$234,013,034	$223,704,736
Undistributed net investment income at end of period	$4,565,309	$2,814,662

Capital share activity:
Shares sold	94,441	255,646
Shares issued from reinvestment of distributions	—	113,569
Shares redeemed	(348,153)	(887,152)
Net decrease in shares	(253,712)	(517,937)

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$38.20	$34.34	$37.53	$32.50	$25.22	$22.31
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	.46	.30	.44	.16	.23
Net gain (loss) on investments (realized and unrealized)	3.26	4.09	.36	4.59	7.12	2.68
Total from investment operations	3.57	4.55	.66	5.03	7.28	2.91
Less distributions from:
Net investment income	—	(.32)	(.52)	—	—	—
Net realized gains	—	(.37)	(3.33)	—	—	—
Total distributions	—	(.69)	(3.85)	—	—	—
Net asset value, end of period	$41.77	$38.20	$34.34	$37.53	$32.50	$25.22

Total Return[c]	9.35%	13.34%	1.50%	15.48%	28.87%	13.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$234,013	$223,705	$218,880	$239,075	$231,194	$198,615
Ratios to average net assets:
Net investment income (loss)	1.52%	1.31%	0.83%	1.28%	0.56%	0.92%
Total expenses[d]	1.05%	0.93%	0.96%	0.97%	0.96%	0.94%
Net expenses	0.91%[e,f]	0.93%	0.96%	0.95%[e]	0.96%[e]	0.94%[e]
Portfolio turnover rate	13%	43%	66%	88%	267%	103%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]
Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratio for the period would be:

06/30/17
0.89%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

SERIES B (LARGE CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	3.8%
Berkshire Hathaway, Inc. — Class B	2.9%
Johnson & Johnson	2.8%
Citigroup, Inc.	2.6%
Bank of America Corp.	2.5%
Chevron Corp.	2.4%
Exxon Mobil Corp.	2.3%
Wells Fargo & Co.	2.0%
Pfizer, Inc.	1.7%
Merck & Co., Inc.	1.6%
Top Ten Total	24.6%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*
Periods Ended June 30, 2017†

	6 month‡	1 Year	5 Year	10 Year
Series B (Large Cap Value Series)	4.30%	18.82%	13.61%	5.55%
Russell 1000 Value Index	4.66%	15.53%	13.94%	5.57%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 1000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 99.4%

Financial - 28.8%
JPMorgan Chase & Co.	106,867	$9,767,645
Berkshire Hathaway, Inc. — Class B*	43,881	7,432,124
Citigroup, Inc.	99,234	6,636,770
Bank of America Corp.	260,201	6,312,476
Wells Fargo & Co.	91,802	5,086,749
BB&T Corp.	66,310	3,011,137
Unum Group	61,087	2,848,486
Assured Guaranty Ltd.	65,386	2,729,212
Zions Bancorporation	61,010	2,678,949
Charles Schwab Corp.	62,301	2,676,451
SunTrust Banks, Inc.	47,058	2,669,130
T. Rowe Price Group, Inc.	30,433	2,258,433
Piedmont Office Realty Trust, Inc. — Class A	105,881	2,231,971
Equity Residential	30,815	2,028,551
E*TRADE Financial Corp.*	48,400	1,840,652
Morgan Stanley	35,168	1,567,086
Allstate Corp.	17,615	1,557,871
Host Hotels & Resorts, Inc.	80,059	1,462,678
American International Group, Inc.	21,007	1,313,358
Omega Healthcare Investors, Inc.	38,084	1,257,534
KeyCorp	65,606	1,229,456
Prudential Financial, Inc.	10,662	1,152,989
Regions Financial Corp.	77,187	1,130,018
Ally Financial, Inc.	51,831	1,083,268
Federated Investors, Inc. — Class B	29,732	839,929
Equity Commonwealth*	24,046	759,854
Hartford Financial Services Group, Inc.	8,000	420,560
Total Financial		73,983,337

Consumer, Non-cyclical - 19.9%
Johnson & Johnson	54,930	7,266,691
Pfizer, Inc.	129,305	4,343,355
Merck & Co., Inc.	63,152	4,047,412
HCA Healthcare, Inc.*	41,234	3,595,604
Procter & Gamble Co.	39,813	3,469,703
Bunge Ltd.	33,095	2,468,887
Quest Diagnostics, Inc.	17,766	1,974,869
Tyson Foods, Inc. — Class A	30,664	1,920,486
Zimmer Biomet Holdings, Inc.	14,894	1,912,389
United Therapeutics Corp.*	14,510	1,882,382
Hormel Foods Corp.	53,142	1,812,674
United Rentals, Inc.*	15,633	1,761,995
UnitedHealth Group, Inc.	8,407	1,558,826
Mondelez International, Inc. — Class A	35,157	1,518,431
Express Scripts Holding Co.*	23,466	1,498,069
Hershey Co.	12,928	1,388,079
AmerisourceBergen Corp. — Class A	14,674	1,387,133
DaVita, Inc.*	20,476	1,326,026
Medtronic plc	13,805	1,225,194
Dr Pepper Snapple Group, Inc.	12,227	1,114,002
Akorn, Inc.*	28,319	949,819
Philip Morris International, Inc.	6,476	760,606
JM Smucker Co.	6,166	729,623
Ingredion, Inc.	5,513	657,205
Post Holdings, Inc.*	7,800	605,670
Total Consumer, Non-cyclical		51,175,130

Industrial - 11.6%
WestRock Co.	50,722	2,873,908
Orbital ATK, Inc.	28,926	2,845,161
Republic Services, Inc. — Class A	42,828	2,729,428
General Electric Co.	99,292	2,681,877
Corning, Inc.	83,608	2,512,420
Owens Corning	36,815	2,463,660
United Technologies Corp.	17,470	2,133,262
Crown Holdings, Inc.*	35,204	2,100,271
Jabil, Inc.	61,003	1,780,678
Carlisle Companies, Inc.	16,492	1,573,337
Eaton Corp. plc	19,215	1,495,503
Honeywell International, Inc.	10,534	1,404,077
Snap-on, Inc.	7,495	1,184,210
CH Robinson Worldwide, Inc.	17,018	1,168,796
Timken Co.	20,143	931,614
Total Industrial		29,878,202

Energy - 9.7%
Chevron Corp.	58,240	6,076,179
Exxon Mobil Corp.	74,505	6,014,789
Kinder Morgan, Inc.	134,804	2,582,845
Marathon Oil Corp.	160,387	1,900,586
Hess Corp.	41,670	1,828,063
Valero Energy Corp.	25,827	1,742,289
Rowan Companies plc — Class A*	107,041	1,096,100
Apache Corp.	21,782	1,044,011
Whiting Petroleum Corp.*	158,014	870,657
Schlumberger Ltd.	7,102	467,596
Laredo Petroleum, Inc.*	44,160	464,563
Chesapeake Energy Corp.*	89,301	443,826
QEP Resources, Inc.*	34,741	350,884
Total Energy		24,882,388

Consumer, Cyclical - 9.6%
Wal-Mart Stores, Inc.	53,182	4,024,813
Southwest Airlines Co.	47,872	2,974,767
Goodyear Tire & Rubber Co.	65,368	2,285,266
CVS Health Corp.	27,334	2,199,293
Lear Corp.	14,116	2,005,601
DR Horton, Inc.	56,704	1,960,257
JetBlue Airways Corp.*	78,603	1,794,506
Target Corp.	31,509	1,647,606
Carnival Corp.	23,493	1,540,436
PVH Corp.	13,030	1,491,935
MGM Resorts International	43,478	1,360,427
PACCAR, Inc.	20,547	1,356,924
Total Consumer, Cyclical		24,641,831

Utilities - 6.8%
Exelon Corp.	73,492	2,650,856
Ameren Corp.	48,439	2,648,160
FirstEnergy Corp.	86,284	2,516,041

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value

Public Service Enterprise Group, Inc.	57,292	$2,464,129
Edison International	28,058	2,193,855
UGI Corp.	45,281	2,192,053
OGE Energy Corp.	58,959	2,051,184
Duke Energy Corp.	8,550	714,695
Total Utilities		17,430,973

Technology - 6.6%
Intel Corp.	116,620	3,934,759
Xerox Corp.	73,067	2,099,215
Teradata Corp.*	69,961	2,063,149
VMware, Inc. — Class A*	22,612	1,976,967
Apple, Inc.	11,326	1,631,171
Oracle Corp.	29,154	1,461,782
Micron Technology, Inc.*	41,621	1,242,803
Qorvo, Inc.*	17,000	1,076,440
NCR Corp.*	16,583	677,250
QUALCOMM, Inc.	12,234	675,561
Total Technology		16,839,097

Communications - 4.4%
Cisco Systems, Inc.	120,244	3,763,637
AT&T, Inc.	66,905	2,524,326
EchoStar Corp. — Class A*	24,845	1,508,092
Time Warner, Inc.	14,005	1,406,242
Scripps Networks Interactive, Inc. — Class A	17,381	1,187,296
Verizon Communications, Inc.	21,246	948,846
Total Communications		11,338,439

Basic Materials - 2.0%
Dow Chemical Co.	30,061	1,895,947
Reliance Steel & Aluminum Co.	25,607	1,864,446
Nucor Corp.	12,292	711,338
Freeport-McMoRan, Inc.*	54,442	653,848
Total Basic Materials		5,125,579

Total Common Stocks
(Cost $209,729,595)		255,294,976

MONEY MARKET FUND† - 0.6%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.75%[1]	1,592,872	1,592,872
Total Money Market Fund
(Cost $1,592,872)		1,592,872

Total Investments - 100.0%
(Cost $211,322,467)		$256,887,848
Other Assets & Liabilities, net - 0.0%		(5,978)
Total Net Assets - 100.0%		$256,881,870

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$255,294,976	$—	$—	$255,294,976
Money Market Fund	1,592,872	—	—	1,592,872
Total Assets	$256,887,848	$—	$—	$256,887,848

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value (cost $211,322,467)	$256,887,848
Prepaid expenses	818
Receivables:
Due from manager	3,373
Fund shares sold	2,190
Dividends	202,252
Foreign taxes reclaim	7,281
Total assets	257,103,762

Liabilities:
Payable for:
Fund shares redeemed	127,855
Distribution and service fees	52,727
Custodian fees	14,287
Fund accounting/administration fees	16,873
Trustees’ fees*	2,555
Transfer agent/maintenance fees	1,913
Miscellaneous	5,682
Total liabilities	221,892
Commitments and contingent liabilities (Note 14)	—
Net assets	$256,881,870

Net assets consist of:
Paid in capital	$188,602,290
Undistributed net investment income	4,976,743
Accumulated net realized gain on investments	17,737,456
Net unrealized appreciation on investments	45,565,381
Net assets	$256,881,870
Capital shares outstanding	6,303,603
Net asset value per share	$40.75

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $1,341)	$2,531,985
Interest	4,088
Total investment income	2,536,073

Expenses:
Management fees	841,267
Transfer agent/maintenance fees	12,555
Distribution and service fees:	107,299
Fund accounting/administration fees	103,542
Printing expenses	105,015
Line of credit fees	33,850
Trustees’ fees*	5,088
Custodian fees	681
Miscellaneous	16,021
Total expenses	1,225,318
Less:
Expenses waived by Adviser	(183,913)
Net expenses	1,041,405
Net investment income	1,494,668

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,000,795
Net realized gain	13,000,795
Net change in unrealized appreciation (depreciation) on:
Investments	(3,515,462)
Net change in unrealized appreciation (depreciation)	(3,515,462)
Net realized and unrealized gain	9,485,333
Net increase in net assets resulting from operations	$10,980,001

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SERIES B (LARGE CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,494,668	$3,393,938
Net realized gain on investments	13,000,795	18,444,523
Net change in unrealized appreciation (depreciation) on investments	(3,515,462)	25,148,725
Net increase in net assets resulting from operations	10,980,001	46,987,186

Distributions to shareholders from:
Net investment income	—	(4,101,267)
Net realized gains	—	(3,255,199)
Total distributions to shareholders	—	(7,356,466)

Capital share transactions:
Proceeds from sale of shares	3,307,169	16,708,176
Distributions reinvested	—	7,356,466
Cost of shares redeemed	(18,096,973)	(36,101,306)
Net decrease from capital share transactions	(14,789,804)	(12,036,664)
Net increase (decrease) in net assets	(3,809,803)	27,594,056

Net assets:
Beginning of period	260,691,673	233,097,617
End of period	$256,881,870	$260,691,673
Undistributed net investment income at end of period	$4,976,743	$3,482,075

Capital share activity:
Shares sold	82,484	482,148
Shares issued from reinvestment of distributions	—	208,872
Shares redeemed	(450,218)	(1,041,682)
Net decrease in shares	(367,734)	(350,662)

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$39.08	$33.20	$41.40	$37.82	$28.66	$24.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.50	.61	.41	.35	.35
Net gain (loss) on investments (realized and unrealized)	1.44	6.48	(2.29)	3.17	8.81	3.52
Total from investment operations	1.67	6.98	(1.68)	3.58	9.16	3.87
Less distributions from:
Net investment income	—	(.61)	(.47)	—	—	—
Net realized gains	—	(.49)	(6.05)	—	—	—
Total distributions	—	(1.10)	(6.52)	—	—	—
Net asset value, end of period	$40.75	$39.08	$33.20	$41.40	$37.82	$28.66

Total Return[c]	4.30%	21.41%	(5.08%)	9.47%	31.96%	15.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$256,882	$260,692	$233,098	$275,200	$283,527	$246,107
Ratios to average net assets:
Net investment income (loss)	1.15%	1.44%	1.63%	1.04%	1.05%	1.28%
Total expenses	0.95%	0.82%	0.84%	0.83%	0.83%	0.83%
Net expenses	0.80%[d,e]	0.82%	0.84%	0.83%	0.83%	0.83%
Portfolio turnover rate	15%	44%	38%	47%	26%	17%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]
Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratio for the period would be:

06/30/17
0.78%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

SERIES D (WORLD EQUITY INCOME SERIES)

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

COUNTRY DIVERSIFICATION

At June 30, 2017, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks	Value
United States	51%	$79,468,817
Canada	7%	10,367,738
Japan	6%	9,186,134
France	6%	9,048,811
United Kingdom	5%	8,458,966
Australia	5%	7,852,770
Switzerland	3%	5,452,455
Other	17%	26,985,889
Total Securities	100%	$156,821,580

Inception Date: April 19, 1984

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	1.7%
Apple, Inc.	1.5%
UnitedHealth Group, Inc.	1.3%
Pfizer, Inc.	1.3%
Verizon Communications, Inc.	1.2%
Merck & Co., Inc.	1.2%
3M Co.	1.2%
Roche Holding AG	1.2%
McDonald’s Corp.	1.1%
Home Depot, Inc.	1.1%
Top Ten Total	12.8%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*
Periods Ended June 30, 2017†

	6 months‡	1 Year	5 Year	10 Year
Series D (World Equity Income Series)	5.78%	9.10%	10.37%	2.05%
MSCI World Index	10.68%	18.19%	11.39%	3.97%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The MSCI World Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value

COMMON STOCKS† - 99.0%

Financial - 25.9%
Banco Bilbao Vizcaya Argentaria S.A.	175,500	$1,456,319
Marsh & McLennan Companies, Inc.	17,800	1,387,689
Wells Fargo & Co.	24,700	1,368,627
CME Group, Inc. — Class A	10,900	1,365,116
Intercontinental Exchange, Inc.	20,700	1,364,544
Cincinnati Financial Corp.	18,300	1,325,835
BNP Paribas S.A.	18,200	1,310,899
Chubb Ltd.	9,000	1,308,420
AXA S.A.	46,800	1,280,251
Hang Seng Bank Ltd.	60,600	1,267,505
Visa, Inc. — Class A	12,700	1,191,006
Annaly Capital Management, Inc.	98,100	1,182,106
JPMorgan Chase & Co.	12,900	1,179,060
Everest Re Group Ltd.	4,600	1,171,114
Bank of Montreal	14,400	1,057,396
Westfield Corp.	165,900	1,023,886
AGNC Investment Corp.	45,800	975,082
U.S. Bancorp	18,777	974,902
Investec plc	126,800	946,404
Axis Capital Holdings Ltd.	14,600	944,036
Vicinity Centres	474,801	937,851
Societe Generale S.A.	17,000	914,757
Henderson Land Development Company Ltd.	161,260	899,509
Government Properties Trust, Inc.*	240,200	884,296
Hysan Development Company Ltd. — Class A	179,500	856,410
Assurant, Inc.	8,100	839,889
ING Groep N.V.	47,700	822,696
First Capital Realty, Inc.	52,200	795,435
H&R Real Estate Investment Trust	46,800	794,713
Reinsurance Group of America, Inc. — Class A	6,100	783,179
RioCan Real Estate Investment Trust	41,600	772,176
Swiss Re AG	8,300	758,645
Credit Agricole S.A.	46,200	743,263
Hennes & Mauritz AB — Class B	28,400	707,428
Smart Real Estate Investment Trust	24,000	594,475
Ascendas Real Estate Investment Trust	309,600	586,900
SCOR SE	14,400	570,901
Mastercard, Inc. — Class A	4,600	558,670
Liberty Property Trust	11,700	476,307
Canadian Imperial Bank of Commerce	5,400	438,874
T. Rowe Price Group, Inc.	5,900	437,839
Allianz AG	2,000	393,832
CI Financial Corp.	18,000	383,670
Toronto-Dominion Bank	7,200	362,848
RenaissanceRe Holdings Ltd.	2,600	361,530
Lloyds Banking Group plc	281,700	242,728
Total Financial		40,999,018

Consumer, Non-cyclical - 16.0%
Johnson & Johnson	20,900	2,764,862
UnitedHealth Group, Inc.	11,100	2,058,162
Pfizer, Inc.	59,300	1,991,887
Merck & Co., Inc.	29,300	1,877,837
Roche Holding AG	7,200	1,833,525
Procter & Gamble Co.	17,662	1,539,243
Diageo plc	46,700	1,379,935
Wesfarmers Ltd.	42,600	1,313,590
Automatic Data Processing, Inc.	12,600	1,290,996
Cardinal Health, Inc.	13,000	1,012,960
Western Union Co.	44,900	855,345
George Weston Ltd.	9,000	814,743
Coca-Cola Amatil Ltd.	112,400	797,365
Asahi Group Holdings Ltd.	19,800	744,326
Amgen, Inc.	4,000	688,920
Wm Morrison Supermarkets plc	213,200	669,556
Swedish Match AB	18,700	658,431
Gilead Sciences, Inc.	9,200	651,176
MEIJI Holdings Company Ltd.	7,200	583,196
Dr Pepper Snapple Group, Inc.	6,200	564,882
Eli Lilly & Co.	6,100	502,030
Nielsen Holdings plc	11,200	432,992
Reed Elsevier plc	13,100	283,087
Total Consumer, Non-cyclical		25,309,046

Industrial - 14.7%
3M Co.	8,900	1,852,891
Honeywell International, Inc.	12,200	1,626,137
Lockheed Martin Corp.	5,228	1,451,345
Republic Services, Inc. — Class A	21,300	1,357,449
Pentair plc	18,200	1,211,028
United Parcel Service, Inc. — Class B	10,900	1,205,431
CH Robinson Worldwide, Inc.	17,200	1,181,296
Waste Management, Inc.	16,100	1,180,935
TE Connectivity Ltd.	14,600	1,148,728
Skanska AB — Class B	44,300	1,050,916
SKF AB — Class B	50,200	1,016,924
Deere & Co.	7,800	964,002
MTR Corporation Ltd.	149,700	842,697
MAN SE	7,700	825,584
Expeditors International of Washington, Inc.	14,200	802,016
Avnet, Inc.	17,900	695,952
Northrop Grumman Corp.	2,500	641,775
FUJIFILM Holdings Corp.	16,700	599,876
Metso Oyj	15,000	520,160
Vinci S.A.	5,500	469,463
Garmin Ltd.	7,900	403,137
Cie de St.-Gobain	7,400	395,399
Harris Corp.	3,600	392,688
Raytheon Co.	2,300	371,404
Mizuho Financial Group, Inc.	185,400	338,589
General Dynamics Corp.	1,400	277,340
BAE Systems plc	33,300	274,569
FLIR Systems, Inc.	7,200	249,552
Total Industrial		23,347,283

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value

Technology - 12.3%
Apple, Inc.	16,300	$2,347,526
International Business Machines Corp.	11,100	1,707,513
Microsoft Corp.	24,200	1,668,106
Accenture plc — Class A	11,800	1,459,424
Canon, Inc.	41,900	1,421,627
Paychex, Inc.	24,300	1,383,642
Cie Generale des Etablissements Michelin — Class B	9,600	1,276,345
CA, Inc.	36,700	1,265,049
Fidelity National Information Services, Inc.	13,900	1,187,060
Oracle Corporation Japan	14,300	926,887
Broadridge Financial Solutions, Inc.	9,200	695,152
NTT Data Corp.	52,500	583,489
Texas Instruments, Inc.	7,400	569,282
Atos SE	3,900	547,470
Adobe Systems, Inc.*	3,600	509,184
Ricoh Company Ltd.	53,700	473,641
Jack Henry & Associates, Inc.	4,000	415,480
Lam Research Corp.	2,700	381,861
Intuit, Inc.	2,700	358,587
Fiserv, Inc.*	2,700	330,318
Total Technology		19,507,643

Communications - 9.4%
Verizon Communications, Inc.	42,300	1,889,118
AT&T, Inc.	35,400	1,335,642
Shaw Communications, Inc. — Class B	58,800	1,282,795
Alphabet, Inc. — Class C*	1,400	1,272,222
Telia Company AB	245,800	1,131,496
SES S.A.	45,100	1,057,313
BCE, Inc.	20,600	927,742
Facebook, Inc. — Class A*	5,700	860,586
Telefonica Deutschland Holding AG	162,500	811,665
TELUS Corp.	22,400	773,361
HKT Trust & HKT Ltd.	565,900	742,216
Deutsche Telekom AG	38,000	682,307
Cisco Systems, Inc.	16,700	522,710
Amazon.com, Inc.*	500	484,000
Motorola Solutions, Inc.	4,600	399,004
Kakaku.com, Inc.	25,300	362,843
Rogers Communications, Inc. — Class B	7,400	349,530
Total Communications		14,884,550

Consumer, Cyclical - 9.0%
McDonald’s Corp.	11,500	1,761,341
Home Depot, Inc.	11,300	1,733,420
Ford Motor Co.	107,000	1,197,330
Compass Group plc	48,365	1,020,593
Sekisui House Ltd.	55,200	971,533
LVMH Moet Hennessy Louis Vuitton SE	3,600	897,636
Japan Airlines Company Ltd.	29,000	895,759
Berkeley Group Holdings plc	21,300	895,049
Yue Yuen Industrial Holdings Ltd.	213,900	887,660
Iida Group Holdings Company Ltd.	49,900	830,114
Darden Restaurants, Inc.	8,400	759,696
Hermes International	1,300	642,427
Harvey Norman Holdings Ltd.	198,500	582,791
Lawson, Inc.	6,500	454,254
Vail Resorts, Inc.	1,800	365,094
Carnival Corp.	5,500	360,635
Total Consumer, Cyclical		14,255,332

Utilities - 6.9%
Southern Co.	28,700	1,374,157
SSE plc	67,600	1,279,426
CLP Holdings Ltd.	118,138	1,249,857
PPL Corp.	31,700	1,225,522
AGL Energy Ltd.	61,100	1,197,487
Red Electrica Corporation S.A.	42,600	890,196
DTE Energy Co.	7,200	761,688
Emera, Inc.	18,900	702,661
Dominion Energy, Inc.	7,900	605,377
Duke Energy Corp.	6,200	518,258
CenterPoint Energy, Inc.	18,500	506,530
SCANA Corp.	5,100	341,751
Sempra Energy	2,200	248,050
Total Utilities		10,900,960

Energy - 3.3%
Exxon Mobil Corp.	20,800	1,679,183
Woodside Petroleum Ltd.	51,900	1,191,494
BP plc	179,400	1,034,627
OMV AG	18,900	980,836
Inter Pipeline Ltd.	16,200	317,319
Total Energy		5,203,459

Basic Materials - 1.0%
LyondellBasell Industries N.V. — Class A	13,500	1,139,265
Dow Chemical Co.	7,400	466,718
Total Basic Materials		1,605,983

Financials - 0.5%
Commonwealth Bank of Australia ADR	12,700	808,306

Total Common Stocks
(Cost $144,184,181)		156,821,580

MONEY MARKET FUND† - 0.5%
Goldman Sachs Financial Square Treasury Instruments Fund 0.81%[1]	870,673	870,673
Total Money Market Fund
(Cost $870,673)		870,673

Total Investments - 99.5%
(Cost $145,054,854)		$157,692,253
Other Assets & Liabilities, net - 0.5%		733,660
Total Net Assets - 100.0%		$158,425,912

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
SERIES D (WORLD EQUITY INCOME SERIES)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$156,821,580	$—	$—	$156,821,580
Money Market Fund	870,673	—	—	870,673
Total Assets	$157,692,253	$—	$—	$157,692,253

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value (cost $145,054,854)	$157,692,253
Foreign currency, at value (cost $71,013)	71,129
Prepaid expenses	22,069
Receivables:
Dividends	437,920
Foreign taxes reclaim	431,732
Due from manager	9,717
Fund shares sold	354
Total assets	158,665,174

Liabilities:
Overdraft due to custodian bank	26,008
Payable for:
Fund shares redeemed	130,623
Distribution and service fees	32,815
Custodian fees	25,732
Fund accounting/administration fees	10,501
Transfer agent/maintenance fees	2,151
Trustees’ fees*	815
Miscellaneous	10,617
Total liabilities	239,262
Commitments and contingent liabilities (Note 14)	—
Net assets	$158,425,912

Net assets consist of:
Paid in capital	$153,435,438
Undistributed net investment income	7,344,943
Accumulated net realized loss on investments and foreign currency	(14,997,412)
Net unrealized appreciation on investments and foreign currency	12,642,943
Net assets	$158,425,912
Capital shares outstanding	11,540,350
Net asset value per share	$13.73

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $232,350)	$3,392,271
Interest	2,430
Total investment income	3,394,701

Expenses:
Management fees	556,400
Transfer agent/maintenance fees	12,562
Distribution and service fees:	66,573
Fund accounting/administration fees	63,589
Printing expenses	81,000
Line of credit fees	21,542
Custodian fees	2,900
Trustees’ fees*	2,680
Miscellaneous	23,736
Total expenses	830,982
Less:
Expenses waived by Adviser	(126,149)
Net expenses	704,833
Net investment income	2,689,868

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,309,420
Futures contracts	(1,910,451)
Foreign currency	(66,375)
Net realized gain on investments and foreign currency	2,332,594
Net change in unrealized appreciation (depreciation) on:
Investments	4,428,035
Futures contracts	(542,919)
Foreign currency	35,633
Net change in unrealized appreciation (depreciation) on investments and foreign currency	3,920,749
Net realized and unrealized gain on investments and foreign currency	6,253,343
Net increase in net assets resulting from operations	$8,943,211

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,689,868	$4,670,707
Net realized gain on investments and foreign currency	2,332,594	676,593
Net change in unrealized appreciation (depreciation) on investments and foreign currency	3,920,749	10,463,970
Net increase in net assets resulting from operations	8,943,211	15,811,270

Distributions to shareholders from:
Net investment income	—	(4,893,739)
Total distributions to shareholders	—	(4,893,739)

Capital share transactions:
Proceeds from sale of shares	1,771,973	11,580,964
Distributions reinvested	—	4,893,739
Cost of shares redeemed	(12,267,720)	(25,477,140)
Net decrease from capital share transactions	(10,495,747)	(9,002,437)
Net increase (decrease) in net assets	(1,552,536)	1,915,094

Net assets:
Beginning of period	159,978,448	158,063,354
End of period	$158,425,912	$159,978,448
Undistributed net investment income at end of period	$7,344,943	$4,655,075

Capital share activity:
Shares sold	131,954	944,472
Shares issued from reinvestment of distributions	—	383,222
Shares redeemed	(914,422)	(2,042,647)
Net decrease in shares	(782,468)	(714,953)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SERIES D (WORLD EQUITY INCOME SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$12.98	$12.12	$12.60	$12.00	$10.06	$8.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.37	.36	.37	.28	.19
Net gain (loss) on investments (realized and unrealized)	.52	.88	(.43)	.23	1.66	1.24
Total from investment operations	.75	1.25	(.07)	.60	1.94	1.43
Less distributions from:
Net investment income	—	(.39)	(.41)	(—)[c]	—	—
Total distributions	—	(.39)	(.41)	(—)[c]	—	—
Net asset value, end of period	$13.73	$12.98	$12.12	$12.60	$12.00	$10.06

Total Return[d]	5.78%	10.37%	(0.67%)	5.00%	19.28%	16.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$158,426	$159,978	$158,063	$178,548	$193,594	$185,233
Ratios to average net assets:
Net investment income (loss)	3.38%	2.92%	2.88%	2.95%	2.50%	2.03%
Total expenses[e]	1.05%	0.91%	0.96%	1.01%	1.14%	1.17%
Net expenses	0.89%[f,g]	0.91%	0.96%	1.01%	1.14%	1.17%
Portfolio turnover rate	51%	43%	110%	132%	150%	36%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]
Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[e]	Does not include expenses of the underlying funds in which the fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratio for the period would be:

06/30/17
0.86%

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

SERIES E (TOTAL RETURN BOND SERIES)

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: April 26, 1985

Ten Largest Holdings (% of Total Net Assets)
U.S. Treasury Bond	8.1%
Guggenheim Total Return Bond Fund - Institutional Class	4.7%
Guggenheim Strategy Fund I	2.4%
Guggenheim Limited Duration Fund - Institutional Class	2.3%
Willis Engine Securitization Trust II, 5.50%	1.2%
Fortress Credit Opportunities III CLO, LP, 2.80%	1.0%
Bank of America Corp., 6.30%	1.0%
Northwoods Capital XIV Ltd., 2.88%	1.0%
Grayson CLO Ltd., 1.58%	1.0%
Store Master Funding I-VII, 3.96	1.0%
Top Ten Total	23.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2017

Average Annual Returns*
Periods Ended June 30, 2017†

	6 month‡	1 Year	5 Year	10 Year
Series E (Total Return Bond Series)	3.99%	6.09%	5.09%	3.97%
Bloomberg Barclays U.S. Aggregate Bond Index	2.27%	(0.31%)	2.21%	4.48%

Portfolio Composition by Quality Rating**
Rating
Fixed Income Instruments
AAA	52.2%
AA	7.5%
A	10.1%
BBB	9.3%
BB	0.4%
B	2.9%
CCC	1.7%
CC	0.3%
C	0.5%
NR1	2.0%
Other Instruments	13.1%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

**
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

†
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
[1]	NR securities do not necessarily indicate low credit quality.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
SERIES E (TOTAL RETURN BOND SERIES)

	Shares	Value

UNIT INVESTMENT TRUSTS† - 0.1%

Financial - 0.1%
Rescap Liquidating Trust	9,655	$83,516
Total Unit Investment Trusts
(Cost $487,486)		83,516

PREFERRED STOCKS†† - 0.8%
Financial - 0.6%
Woodbourne Capital Trust III 1.83%†††,1,2,3	300,000	196,731
Woodbourne Capital Trust IV 1.83%†††,1,2,3	300,000	196,731
Woodbourne Capital Trust I 1.83%†††,1,2,3	300,000	196,731
Woodbourne Capital Trust II 1.83%†††,1,2,3	300,000	196,731
Total Financial		786,924

Industrial - 0.2%
Seaspan Corp. 6.38% due 04/30/19[4]	8,840	225,774
Total Preferred Stocks
(Cost $1,426,796)		1,012,698

MUTUAL FUNDS† - 9.4%
Guggenheim Total Return Bond Fund - Institutional Class[5]	223,936	6,046,283
Guggenheim Strategy Fund I5	123,666	3,100,307
Guggenheim Limited Duration Fund - Institutional Class[5]	115,980	2,877,467
Total Mutual Funds
(Cost $11,838,438)		12,024,057

Money Market Fund† - 3.0%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.75%[6]	3,834,196	3,834,196
Total Money Market Fund
(Cost $3,834,196)		3,834,196

	Face Amount

ASSET-BACKED SECURITIES†† - 39.6%
Collateralized Loan Obligations - 26.0%
OCP CLO Ltd.
2016-2A, 4.02% due 11/22/25[1,7]	$1,000,000	1,000,887
2016-11A, 3.57% due 04/26/28[1,7]	1,000,000	999,937
Fortress Credit Opportunities III CLO, LP
2017-3A, 2.80% due 04/28/26[1,7]	1,300,000	1,298,599
2017-3A, 3.40% due 04/28/26[1,7]	300,000	299,607
2017-3A, 4.25% due 04/28/26[1,7]	200,000	200,110
KVK CLO Ltd.
2017-1A, 2.98% due 05/15/26[1,7]	1,000,000	1,002,024
2013-1A, due 04/14/25[1,7,8]	900,000	299,029
Northwoods Capital XIV Ltd.
2017-14A, 2.88% due 11/12/25[1,7]	1,250,000	1,251,507
Great Lakes CLO Ltd.
2012-1A, 5.26% due 01/15/23[1,7]	1,000,000	999,939
2014-1A, 4.86% due 04/15/25[1,7]	250,000	249,587
Grayson CLO Ltd.
2006-1A, 1.58% due 11/01/21[1,7]	1,250,000	1,240,995
WhiteHorse VIII Ltd.
2014-1A, 3.22% due 05/01/26[1,7]	1,100,000	1,103,397
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[7]	1,000,000	1,017,098
Marathon CLO VII Ltd.
2017-7A, 2.82% due 10/28/25[1,7]	1,000,000	1,002,257
Nelder Grove CLO Ltd.
2017-1A, 2.80% due 08/28/26[1,7]	1,000,000	1,002,049
Resource Capital Corporation Ltd.
2017-CRE5, 1.89% due 07/15/34[1,7]	1,000,000	1,001,330
Oaktree EIF I Ltd.
2016-A1, 3.76% due 10/18/27[1,7]	1,000,000	1,001,111
Telos CLO Ltd.
2013-3A, 4.16% due 01/17/24[1,7]	1,000,000	1,000,371
Marathon CLO IV Ltd.
2012-4A, 4.17% due 05/20/23[1,7]	1,000,000	1,000,007
Steele Creek CLO Ltd.
2017-1A, 3.02% due 08/21/26[1,7]	1,000,000	999,956
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 2.88% due 10/15/26[1,7]	1,000,000	999,060
NXT Capital CLO LLC
2017-1A, 3.13% due 04/20/29[1,7]	1,000,000	998,389
Flagship CLO VIII Ltd.
2017-8A, 2.86% due 01/16/26[1,7]	1,000,000	998,006
Fortress Credit BSL II Ltd.
2017-2A, 2.81% due 10/19/25[1,7]	1,000,000	997,914
OZLM IX Ltd.
2017-9A, 2.81% due 01/20/27[1,7]	1,000,000	997,515
York CLO 1 Ltd.
2017-1A, 2.85% due 01/22/27[1,7]	1,000,000	997,461
Venture XII CLO Ltd.
2017-12A, 2.83% due 02/28/26[1,7]	1,000,000	997,357
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[7,8]	1,000,000	941,919
Rockwall CDO II Ltd.
2007-1A, 1.72% due 08/01/24[1,7]	891,210	888,539
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 4.61% due 10/20/25[1,7]	600,000	599,957
Babson CLO Ltd.
2014-IA, due 07/20/25[7,8]	550,000	304,721
2012-2A, due 05/15/23[7,8]	750,000	248,485
Black Diamond CLO Ltd.
2013-1A, 4.42% due 02/01/23[1,7]	550,000	550,135
Newstar Trust
2012-2A, 4.41% due 01/20/23[1,7]	500,000	501,856
KKR CLO Trust
2012-1A, 4.55% due 12/15/24[1,7]	500,000	500,234
Cent CLO
2014-16A, 3.42% due 08/01/24[1,7]	500,000	500,038
Venture CLO Ltd.
2013-14A, 3.95% due 08/28/25[1,7]	500,000	499,852

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

Treman Park CLO Ltd.
2015-1A, due 04/20/27[7,8]	$500,000	$439,211
ACIS CLO Ltd.
2013-1A, 4.11% due 04/18/24[1,7]	400,000	400,089
Eastland CLO Ltd.
2007-1A, 1.57% due 05/01/22[1,7]	400,000	397,776
Halcyon Loan Advisors Funding Ltd.
2012-2A, 5.77% due 12/20/24[1,7]	350,000	349,974
Golub Capital Partners CLO Ltd.
2013-17A, 4.99% due 10/25/25[1,7]	250,000	250,515
TICC CLO LLC
2012-1A, 5.94% due 08/25/23[1,7]	250,000	250,105
Gallatin CLO VII Ltd.
2014-1A, 4.06% due 07/15/23[1,7]	250,000	249,450
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.46% due 07/25/25[1,7]	250,000	247,653
Copper River CLO Ltd.
2007-1A, due 01/20/21[3,8]	600,000	84,694
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[7,8]	245,739	53,964
Total Collateralized Loan Obligations		33,214,666

Transport-Aircraft - 7.5%
Apollo Aviation Securitization Equity Trust
2014-1, 5.13% due 12/15/29[1]	896,134	899,494
2016-1A, 4.88% due 03/17/36[7]	875,000	883,750
2014-1, 7.38% due 12/15/29[1]	537,680	539,697
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[7]	1,553,861	1,546,091
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[7]	903,660	925,552
2013-1, 6.35% due 10/15/38[7]	180,732	185,145
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[7]	823,689	834,965
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[7]	833,333	825,000
Rise Ltd.
2014-1A, 4.75% due 02/12/39	803,847	807,867
Raspro Trust
2005-1A, 1.78% due 03/23/24[1,7]	797,439	755,574
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[3]	644,756	629,850
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[7]	488,900	494,154
AABS Ltd.
2013-1 A, 4.88% due 01/10/38	257,577	257,705
Total Transport-Aircraft		9,584,844

Collateralized Debt Obligations - 2.0%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[7]	1,000,000	1,000,691
Putnam Structured Product Funding Ltd.
2003-1A, 2.16% due 10/15/38[1,7]	776,760	729,373
Triaxx Prime CDO Ltd.
2006-2A, 1.32% due 10/02/39[1,7]	446,089	436,156
N-Star REL CDO VIII Ltd.
2006-8A, 1.41% due 02/01/41[1,7]	266,272	264,105
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.54% due 11/20/46	96,451	95,508
SRERS Funding Ltd.
2011-RS, 1.35% due 05/09/46[1,7]	78,724	77,959
Total Collateralized Debt Obligations		2,603,792

Whole Business - 1.6%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[7]	992,500	1,045,480
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[7]	1,000,000	998,520
Total Whole Business		2,044,000

Net Lease - 1.0%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[7]	1,235,423	1,234,633

Transport-Container - 0.9%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[7]	1,100,000	1,099,804

Insurance - 0.5%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[7]	587,250	588,800

Diversified Payment Rights - 0.1%
Garanti Diversified Payment Rights Finance Co.
2007-A, 1.35% due 07/09/17[1]	80,000	79,982
Total Asset-Backed Securities
(Cost $50,564,695)		50,450,521

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.3%
Residential Mortgage Backed Securities - 10.3%
American Home Mortgage Investment Trust
2006-1, 1.62% due 03/25/46[1]	962,038	833,128
2007-1, 2.08% due 05/25/47[9]	3,146,871	591,636
CIT Mortgage Loan Trust
2007-1, 2.67% due 10/25/37[1,7]	772,440	782,062
2007-1, 2.57% due 10/25/37[1,7]	284,687	282,534
CSMC Series
2015-12R, 1.52% due 11/30/37[1,7]	1,073,861	1,057,695
GSAA Trust
2005-10, 1.87% due 06/25/35[1]	1,050,000	1,004,965
American Home Mortgage Assets Trust
2007-1, 1.43% due 02/25/47[1]	1,494,548	970,387
LSTAR Commercial Mortgage Trust
2016-7, 3.05% due 12/01/21[1,7]	963,681	959,766
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 1.35% due 07/25/37[1,7]	958,210	885,315
Bayview Opportunity Master Fund IVb Trust
2017-NPL1, 3.60% due 01/28/32[7]	810,657	808,972
Luminent Mortgage Trust
2006-2, 1.42% due 02/25/46[1]	1,023,699	787,419
HarborView Mortgage Loan Trust
2006-14, 1.36% due 01/25/47[1]	767,399	693,512

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

LSTAR Securities Investment Ltd.
2016-4, 3.05% due 10/01/21[1,7]	$686,343	$683,741
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[7]	647,697	651,242
NRPL Trust
2015-1A, 3.88% due 11/01/54[7]	459,101	457,302
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[7]	454,815	456,457
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.57% due 11/25/46[1]	475,851	390,220
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[1,7]	373,374	373,493
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	182,773	188,023
Morgan Stanley Re-REMIC Trust
2010-R5, 2.07% due 06/26/36[7]	127,900	108,077
Nomura Resecuritization Trust
2012-1R, 1.48% due 08/27/47[1,7]	53,401	53,187
Total Residential Mortgage Backed Securities		13,019,133

Commercial Mortgage Backed Securities - 5.0%
Cold Storage Trust
2017-ICE3, 2.41% due 04/15/24[1,7]	1,200,000	1,201,854
IMT Trust
2017-APTS, 3.61% due 06/15/34[1,7]	1,000,000	1,011,351
Cosmopolitan Hotel Trust
2016-CSMO, 3.81% due 11/15/33[1,7]	1,000,000	1,009,079
Citigroup Commercial Mortgage Trust
2017-P7, 1.29% due 04/14/50[1]	5,996,993	507,314
2016-GC37, 1.97% due 04/10/49[1]	3,823,752	454,630
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.51% due 01/15/59[1]	5,292,937	440,464
2016-NXS5, 1.72% due 01/15/59[1]	4,943,874	437,013
BANK
2017-BNK4, 1.62% due 05/15/50[1]	4,993,665	511,796
COMM Mortgage Trust
2015-CR26, 1.20% due 10/10/48[1]	6,925,386	430,641
CFCRE Commercial Mortgage Trust
2016-C3, 1.24% due 01/10/48[1]	5,931,581	429,750
Total Commercial Mortgage Backed Securities		6,433,892

Military Housing - 1.0%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	973,828	1,020,143
2003-PRES, 6.24% due 10/10/41[7]	232,201	260,114
Total Military Housing		1,280,257
Total Collateralized Mortgage Obligations
(Cost $20,212,652)		20,733,282

CORPORATE BONDS†† - 10.0%
Financial - 6.2%
Citigroup, Inc.
6.25% [1,2]	950,000	1,053,906
5.95% [1,2]	370,000	393,588
Bank of America Corp.
6.30% [1,2]	1,129,000	1,265,891
6.50% [1,2]	71,000	78,947
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[7]	943,941	939,108
Hospitality Properties Trust
5.25% due 02/15/26	600,000	637,262
Northern Trust Corp.
4.60% [1,2]	500,000	505,000
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,4	485,000	503,852
Pacific Northwest Communities LLC
5.91% due 06/15/50[3]	400,000	442,948
American Equity Investment Life Holding Co.
5.00% due 06/15/27	400,000	411,750
Wilton Re Finance LLC
5.88% due 03/30/33[1,7]	375,000	382,500
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[3]	331,250	331,339
ACC Group Housing LLC
6.35% due 07/15/54[3]	250,000	294,583
Voya Financial, Inc.
5.65% due 05/15/53[1]	250,000	265,625
Infinity Property & Casualty Corp.
5.00% due 09/19/22	204,000	217,177
CIC Receivables Master Trust
4.89% due 10/07/21†††	167,497	172,455
Cadence Bank North America
6.25% due 06/28/29[1,3]	90,000	92,813
Total Financial		7,988,744

Basic Materials - 1.6%
Yamana Gold, Inc.
4.95% due 07/15/24	865,000	873,958
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[7]	760,000	785,389
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[1,7]	300,000	342,777
Total Basic Materials		2,002,124

Energy - 0.9%
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	340,000	382,363
ConocoPhillips
6.50% due 02/01/39	250,000	328,252
Buckeye Partners, LP
3.95% due 12/01/26	166,000	164,311
4.35% due 10/15/24	145,000	149,350
Hess Corp.
4.30% due 04/01/27	150,000	146,518
Total Energy		1,170,794

Consumer, Cyclical - 0.6%
Northern Group Housing LLC
6.80% due 08/15/53[3]	600,000	740,706

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

Consumer, Non-cyclical - 0.4%
Tenet Healthcare Corp.
4.75% due 06/15/20[1]	$500,000	$505,000

Diversified - 0.3%
HRG Group, Inc.
7.88% due 07/15/19	325,000	333,125
Total Corporate Bonds
(Cost $12,093,656)		12,740,493

U.S. GOVERNMENT SECURITIES†† - 8.1%
U.S. Treasury Bond
due 11/15/44[10]	22,977,000	10,370,922
Total U.S. Government Securities
(Cost $10,007,841)		10,370,922

FEDERAL AGENCY BONDS†† - 4.5%
Fannie Mae Principal Strips[11]
due 05/15/30[10]	1,350,000	902,409
due 05/15/29[10]	1,250,000	869,114
due 01/15/30[10]	600,000	406,397
Total Fannie Mae Principal Strips		2,177,920
Freddie Mac Principal Strips[11]
due 03/15/31[10]	1,500,000	970,601
due 07/15/32[10]	800,000	488,173
Total Freddie Mac Principal Strips		1,458,774
Freddie Mac[11]
due 12/14/29[10]	1,600,000	1,089,549
Tennessee Valley Authority
5.38% due 04/01/56	750,000	1,018,634
Total Federal Agency Bonds
(Cost $5,698,710)		5,744,877

SENIOR FLOATING RATE INTERESTS††,1 - 3.1%
Consumer, Cyclical - 0.8%
PetSmart Inc
4.22% due 03/11/22	592,943	550,779
Neiman Marcus Group, Inc.
4.34% due 10/25/20	337,778	252,631
Acosta, Inc.
4.48% due 09/26/21	196,664	175,424
Total Consumer, Cyclical		978,834

Technology - 0.7%
Epicor Software
4.98% due 06/01/22	589,407	589,042
EIG Investors Corp.
5.14% due 02/09/23	250,100	251,194
Total Technology		840,236

Communications - 0.6%
Cengage Learning Acquisitions, Inc.
5.34% due 06/07/23	683,862	644,615
MergerMarket Ltd.
4.73% due 02/04/21	94,594	94,476
Total Communications		739,091

Industrial - 0.5%
Capstone Logistics
5.73% due 10/07/21	692,680	687,485

Financial - 0.3%
Misys Ltd.
4.74% due 06/13/24	300,000	299,889
American Stock Transfer & Trust
5.80% due 06/26/20	93,915	94,032
Total Financial		393,921

Consumer, Non-cyclical - 0.2%
NES Global Talent
6.67% due 10/03/19[4]	117,293	105,565
DJO Finance LLC
4.39% due 06/08/20	99,494	98,353
CareCore National LLC
5.23% due 03/05/21	89,962	90,861
Total Consumer, Non-cyclical		294,779
Total Senior Floating Rate Interests
(Cost $4,092,912)		3,934,346

MUNICIPAL BONDS†† - 1.7%
Michigan - 0.8%
Detroit City School District General Obligation Unlimited, Build America Bonds
7.75% due 05/01/39	750,000	995,542

Ohio - 0.5%
American Municipal Power, Inc. Revenue Bonds
8.08% due 02/15/50	380,000	613,214

Illinois - 0.3%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	433,936

California - 0.1%
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/37[10]	400,000	182,196
Total Municipal Bonds
(Cost $2,119,302)		2,224,888

FOREIGN GOVERNMENT BONDS†† - 0.3%
Dominican Republic International Bond
6.85% due 01/27/45[7]	175,000	186,375
Kenya Government International Bond
6.88% due 06/24/24[7]	175,000	178,938
Total Foreign Government Bonds
(Cost $352,290)		365,313

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

COMMERCIAL PAPER†† - 4.5%
Whirlpool Corp.
1.35% due 07/07/17[7]	$2,000,000	$1,999,549
Waste Management, Inc.
1.38% due 07/11/17[7]	1,600,000	1,599,387
CBS Corp.
1.40% due 07/24/17[7]	1,200,000	1,198,927
Mondelez International, Inc.
1.36% due 07/13/17[7]	1,000,000	999,547
Total Commercial Paper
(Cost $5,797,410)		5,797,410

	Contracts

OPTIONS PURCHASED† - 0.2%
Call options on:
Bank of America Merrill Lynch iShares 20+ Year Treasury Bond ETF Expiring September 2017 with strike price of $127.00	1,272	178,080
Total Call options		178,080
Put options on:
Bank of America Merrill Lynch iShares High Yield Corporate Bond ETF Expiring September 2017 with strike price of $84.00	1,157	47,437
Total Put options		47,437
Total Options Purchased
(Cost $332,609)		225,517

Total Investments - 101.6%
(Cost $128,858,993)		$129,542,036

OPTIONS WRITTEN† - (0.1)%
Call options on:
Bank of America Merrill Lynch iShares 20+ Year Treasury Bond ETF Expiring September 2017 with strike price of $130.00	1,272	(86,496)
Total Options Written
(Premiums received $136,104)		(86,496)
Other Assets & Liabilities, net - (1.5)%		(1,863,799)
Total Net Assets - 100.0%		$127,591,741

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS††
Counterparty	Exchange	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.25%	05/26/27	$(3,700,000)	$14,808	$14,808
Bank of America Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.16%	02/13/24	(3,450,000)	(12,834)	(12,834)
								$1,974

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[2]	Perpetual maturity.
[3]
Security is a 144A, Section 3(a)(2), or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $4,424,000 (cost $4,954,616), or 3.5% of total net assets — See Note 13.

[4]	Illiquid security.
[5]	Affiliated issuer — See Note 8.
[6]	Rate indicated is the 7 day yield as of June 30, 2017.
[7]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $66,710,463 (cost $66,218,517), or 52.3% of total net assets.

[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Security is an interest-only strip. Rate indicated is effective yield at June 30, 2017.
[10]	Zero coupon rate security.
[11]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES E (TOTAL RETURN BOND SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$50,450,521	$—	$—	$50,450,521
Collateralized Mortgage Obligations	—	19,713,139	—	1,020,143	20,733,282
Commercial Paper	—	5,797,410	—	—	5,797,410
Corporate Bonds	—	12,064,186	—	676,307	12,740,493
Federal Agency Bonds	—	5,744,877	—	—	5,744,877
Foreign Government Bonds	—	365,313	—	—	365,313
Interest Rate Swaps	—	—	14,808	—	14,808
Money Market Fund	3,834,196	—	—	—	3,834,196
Municipal Bonds	—	2,224,888	—	—	2,224,888
Mutual Funds	12,024,057	—	—	—	12,024,057
Options Purchased	225,517	—	—	—	225,517
Preferred Stocks	—	225,774	—	786,924	1,012,698
Senior Floating Rate Interests	—	3,934,346	—	—	3,934,346
U.S. Government Securities	—	10,370,922	—	—	10,370,922
Unit Investment Trusts	83,516	—	—	—	83,516
Total Assets	$16,167,286	$110,891,376	$14,808	$2,483,374	$129,556,844

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Interest Rate Swaps	$—	$—	$12,834	$—	$12,834
Options Written	86,496	—	—	—	86,496
Total Liabilities	$86,496	$—	$12,834	$—	$99,330

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Level 3	Valuation Technique	Unobservable Inputs
Collateralized Mortgage Obligations	$1,020,143	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds	676,307	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Preferred Stocks	786,924	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Total	$2,483,374

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of June 30, 2017, the Fund had securities with a total value of $294,583 transfer out of Level 3 and into Level 2 due to changes in the securities valuation method. There were no other securities that transferred between levels.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
SERIES E (TOTAL RETURN BOND SERIES)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs
	Corporate Bonds	Mortgage Backed Obligations	Preferred Stocks	Total
Assets:
Beginning Balance	$933,994	$985,544	$717,990	$2,637,528
Purchases	—	—	—	—
Sales, maturities and paydowns	(16,448)	(3,777)	—	(20,225)
Total change in unrealized gains or losses included in earnings	53,344	38,376	68,934	160,654
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(294,583)	—	—	(294,583)
Ending Balance	$676,307	$1,020,143	$786,924	$2,483,374
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017	$27,447	$39,696	$68,934	$136,077

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $117,020,555)	$117,517,979
Investments in affiliated issuers, at value (cost $11,838,438)	12,024,057
Total investments (cost $128,858,993)	129,542,036
Segregated cash with broker	247,193
Unrealized appreciation on swap agreements	14,808
Prepaid expenses	13,783
Receivables:
Securities sold	499,470
Fund shares sold	130,823
Dividends	24,899
Interest	544,406
Total assets	131,017,418

Liabilities:
Options written, at value (premiums received $136,104)	86,496
Overdraft due to custodian bank	21,768
Unrealized depreciation on swap agreements	12,834
Payable for:
Securities purchased	3,110,053
Fund shares redeemed	71,065
Swap settlement	33,977
Distribution and service fees	26,046
Fund accounting/administration fees	8,335
Transfer agent/maintenance fees	2,123
Management fees	2,191
Miscellaneous	50,789
Total liabilities	3,425,677
Commitments and contingent liabilities (Note 14)	—
Net assets	$127,591,741

Net assets consist of:
Paid in capital	$126,144,745
Undistributed net investment income	7,515,287
Accumulated net realized loss on investments	(6,802,916)
Net unrealized appreciation on investments	734,625
Net assets	$127,591,741
Capital shares outstanding	7,643,583
Net asset value per share	$16.69

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Interest	$2,392,004
Dividends from securities of affiliated issuers	169,988
Dividends from securities of unaffiliated issuers	52,273
Total investment income	2,614,265

Expenses:
Management fees	297,278
Transfer agent/maintenance fees	12,537
Distribution and service fees:	148,639
Fund accounting/administration fees	47,565
Printing expenses	34,170
Short interest expense	18,825
Line of credit fees	13,385
Custodian fees	3,695
Trustees’ fees*	3,656
Miscellaneous	34,504
Total expenses	614,254
Less:
Expenses waived by Adviser	(120,844)
Net expenses	493,410
Net investment income	2,120,855

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	668,788
Swap agreements	(17,467)
Options purchased	115,292
Options written	(39,202)
Net realized gain	727,411
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,752,851
Investments in affiliated issuers	146,520
Swap agreements	1,974
Options purchased	(107,092)
Options written	49,608
Net change in unrealized appreciation (depreciation)	1,843,861
Net realized and unrealized gain	2,571,272
Net increase in net assets resulting from operations	$4,692,127

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,120,855	$4,851,647
Net realized gain on investments	727,411	1,371,256
Net change in unrealized appreciation (depreciation) on investments	1,843,861	1,722,992
Net increase in net assets resulting from operations	4,692,127	7,945,895

Distributions to shareholders from:
Net investment income	—	(5,293,814)
Total distributions to shareholders	—	(5,293,814)

Capital share transactions:
Proceeds from sale of shares	24,470,819	50,511,862
Distributions reinvested	—	5,293,814
Cost of shares redeemed	(15,613,798)	(56,389,556)
Net increase (decrease) from capital share transactions	8,857,021	(583,880)
Net increase in net assets	13,549,148	2,068,201

Net assets:
Beginning of period	114,042,593	111,974,392
End of period	$127,591,741	$114,042,593
Undistributed net investment income at end of period	$7,515,287	$5,394,432

Capital share activity:
Shares sold	1,492,163	3,156,693
Shares issued from reinvestment of distributions	—	333,364
Shares redeemed	(953,754)	(3,523,839)
Net increase (decrease) in shares	538,409	(33,782)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SERIES E (TOTAL RETURN BOND SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$16.05	$15.68	$15.89	$14.70	$14.45	$13.65
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.66	.67	.58	.54	.38
Net gain (loss) on investments (realized and unrealized)	.35	.41	(.50)	.61	(.29)	.42
Total from investment operations	.64	1.07	.17	1.19	.25	.80
Less distributions from:
Net investment income	—	(.70)	(.38)	—	—	—
Total distributions	—	(.70)	(.38)	—	—	—
Net asset value, end of period	$16.69	$16.05	$15.68	$15.89	$14.70	$14.45

Total Return[c]	3.99%	6.83%	1.15%	8.10%	1.73%	5.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$127,592	$114,043	$111,974	$127,650	$94,123	$112,791
Ratios to average net assets:
Net investment income (loss)	3.58%	4.13%	4.19%	3.72%	3.69%	2.75%
Total expenses[d]	1.04%	1.02%	1.05%	1.05%	1.07%	0.94%
Net expenses[e,f]	0.83%	0.83%	0.83%	0.85%	0.87%	0.81%
Portfolio turnover rate	37%	88%	85%	62%	109%	79%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]
Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement and affiliated fee waivers. Excluding these expenses, the net expense ratios for the periods would be:

06/30/17	12/31/16	12/31/15	12/31/14	12/31/13
0.78%	0.78%	0.78%	0.79%	0.81%

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

SERIES F (FLOATING RATE STRATEGIES SERIES)

OBJECTIVE: Seeks to provide a high level of income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 24, 2013

Ten Largest Holdings (% of Total Net Assets)
National Financial Partners Corp.	1.2%
GYP Holdings III Corp.	1.1%
Active Network LLC	1.0%
AlixPartners, LLP	1.0%
Authentic Brands	1.0%
CSC Holdings, LLC	1.0%
Cactus Wellhead	1.0%
Telenet Financing USD LLC	1.0%
Fitness International LLC	1.0%
USIC Holding, Inc.	1.0%
Top Ten Total	10.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2017

Average Annual Returns*
Periods Ended June 30, 2017†

	6 month‡	1 Year	Since Inception (04/24/13)
Series F (Floating Rate Strategies Series)	1.45%	6.45%	3.70%
Credit Suisse Leveraged Loan Index	1.95%	7.48%	3.92%

Portfolio Composition by Quality Rating**
Rating
Fixed Income Instruments
AAA	46.6%
AA	0.5%
BBB	1.7%
BB	15.0%
B	28.6%
CCC	1.4%
NR1	0.7%
Other Instruments	5.5%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Credit Suisse Leveraged Loan Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

**
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

†
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
[1]	NR securities do not necessarily indicate low credit quality.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Shares	Value

MONEY MARKET FUND† - 5.5%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 0.76%[1]	2,901,643	$2,901,643
Total Money Market Fund
(Cost $2,901,643)		2,901,643

	Face Amount

SENIOR FLOATING RATE INTERESTS††,2 - 89.2%
Consumer, Non-cyclical - 16.6%
Authentic Brands
5.30% due 05/27/21	$526,448	528,421
Dole Food Company, Inc.
4.15% due 04/06/24	500,000	500,625
Post Holdings, Inc.
3.47% due 05/24/24	500,000	500,355
Albertson’s LLC
4.29% due 12/21/22	498,750	499,997
Press Ganey Holdings, Inc.
4.48% due 10/23/23	497,500	498,744
American Tire Distributors, Inc.
5.48% due 09/01/21	488,528	490,819
DJO Finance LLC
4.39% due 06/08/20	491,250	485,620
Lineage Logistics LLC
4.73% due 04/07/21	483,750	483,450
Smart & Final Stores LLC
4.77% due 11/15/22	500,000	479,165
CHG Healthcare Services, Inc.
4.29% due 06/07/23	446,608	450,703
Change Healthcare Holdings, Inc.
3.98% due 03/01/24	449,729	449,540
Hearthside Group Holdings LLC
4.23% due 06/02/21	447,692	449,183
PPDI LLC
4.01% due 08/18/22	446,582	446,663
CPI Holdco LLC
5.30% due 03/21/24	399,000	400,496
Reddy Ice Holdings, Inc.
6.76% due 05/01/19	383,960	378,922
NES Global Talent
6.67% due 10/03/19[3]	392,483	353,235
CareCore National LLC
5.23% due 03/05/21	297,865	300,844
Equian LLC
4.93% due 05/20/24	229,412	230,990
Surgery Center Holdings, Inc.
4.25% due 06/20/24	200,000	200,626
Immucor, Inc.
6.00% due 06/27/21	150,000	151,125
Endo Luxembourg Finance Co.
5.50% due 04/29/24	100,000	100,875
Acadia Healthcare Company, Inc.
3.80% due 02/16/23	98,500	99,091
Valeant Pharmaceuticals International, Inc.
5.83% due 04/01/22	95,337	96,589
CTI Foods Holding Co. LLC
8.48% due 06/28/21[3]	80,000	67,200
Total Consumer, Non-cyclical		8,643,278

Industrial - 16.3%
GYP Holdings III Corp.
4.14% due 04/01/23	555,385	556,428
Flex Acquisition Company, Inc.
4.40% due 12/29/23	500,000	501,145
Rexnord LLC/ RBS Global, Inc.
3.97% due 08/21/23	497,500	497,361
Reynolds Group Holdings, Inc.
4.23% due 02/05/23	496,256	496,619
CHI Overhead Doors, Inc.
4.48% due 07/29/22	497,742	494,840
Transdigm, Inc.
4.25% due 05/14/22	489,291	488,312
Travelport Finance Luxembourg Sarl
4.43% due 09/02/21	482,459	483,062
Pro Mach Group, Inc.
4.98% due 10/22/21	453,663	455,741
BWAY Holding Co.
4.33% due 04/03/24	450,000	449,757
Engility Corp.
4.98% due 08/14/23	402,955	406,984
Zodiac Pool Solutions LLC
5.30% due 12/20/23	380,681	383,536
Optiv, Inc.
4.44% due 02/01/24	365,804	358,642
Amber Bidco Ltd.
5.12% due 06/30/21†††,3	350,000	345,972
Thermasys Corp.
5.25% due 05/03/19[3]	362,500	321,266
Pregis Holding I Corp.
4.80% due 05/20/21	299,699	299,325
VC GB Holdings, Inc.
4.98% due 02/28/24	274,326	273,983
American Bath Group LLC
6.55% due 09/30/23	248,747	251,157
Charter Nex US, Inc.
4.48% due 05/16/24	225,000	224,861
ProAmpac PG Borrower LLC
5.19% due 11/20/23	189,625	191,404
SRS Distribution, Inc.
4.30% due 08/25/22	188,121	188,592
Bioplan USA, Inc.
5.98% due 09/23/21	182,665	181,523
Arctic Long Carriers
5.73% due 05/18/23	175,000	174,344
SI Organization
6.05% due 11/22/19	170,582	171,363
Doncasters Group Ltd.
9.55% due 10/09/20[3]	135,172	129,259
Nielsen Finance LLC
3.10% due 10/04/23	99,500	99,568

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

Crosby Worldwide
4.17% due 11/23/20	$95,352	$86,293
NANA Development Corp.
8.03% due 03/15/18[3]	35,941	35,222
Total Industrial		8,546,559

Consumer, Cyclical - 14.9%
AlixPartners, LLP
4.30% due 04/04/24	528,675	530,657
Fitness International LLC
5.48% due 07/01/20	500,177	506,584
USIC Holding, Inc.
4.92% due 12/08/23	503,813	504,442
Equinox Holdings, Inc.
4.48% due 03/08/24	498,750	500,466
Greektown Holdings LLC
4.23% due 04/25/24	500,000	499,250
Leslie’s Poolmart, Inc.
4.87% due 08/16/23	496,250	497,491
Eldorado Resorts, Inc.
3.38% due 04/17/24	500,000	495,625
Gates Global LLC
4.55% due 04/01/24	472,654	472,224
PetSmart Inc
4.22% due 03/11/22	493,584	458,486
Navistar Inc.
5.09% due 08/07/20	443,250	447,962
National Vision, Inc.
4.23% due 03/12/21	438,665	439,981
Life Time Fitness, Inc.
4.23% due 06/10/22	436,280	436,463
Burlington Coat Factory Warehouse Corp.
3.96% due 08/13/21	400,000	400,832
Sears Holdings Corp.
5.72% due 06/30/18	367,961	361,982
Petco Animal Supplies, Inc.
4.17% due 01/26/23	358,093	322,463
Advantage Sales & Marketing LLC
4.55% due 07/23/21	312,852	299,362
Talbots, Inc.
5.73% due 03/19/20	219,686	204,967
1-800 Contacts
4.51% due 01/22/23	197,508	197,178
Belk, Inc.
5.91% due 12/12/22	161,286	136,851
Penn Engineering & Manufacturing Corp.
3.75% due 06/13/24	100,000	100,000
Total Consumer, Cyclical		7,813,266

Technology - 12.8%
Active Network LLC
6.23% due 11/13/20	540,745	544,800
TIBCO Software, Inc.
5.73% due 12/04/20	498,747	500,617
Solera LLC
4.48% due 03/03/23	484,547	485,903
Ipreo Holdings
4.55% due 08/06/21	487,544	483,429
Compucom Systems, Inc.
4.48% due 05/11/20	580,020	454,835
Kronos, Inc.
4.68% due 11/01/23	447,753	450,439
LANDesk Group, Inc.
5.48% due 01/20/24	428,986	426,039
Micron Technology, Inc.
3.80% due 04/26/22	396,992	399,887
Applied Systems, Inc.
4.55% due 01/25/21	395,910	398,218
Project Alpha (Qlik)
4.67% due 04/26/24	350,000	347,375
Aspect Software, Inc.
11.22% due 05/25/20[5]	325,397	321,329
Go Daddy Operating Company LLC
3.73% due 02/15/24	299,678	300,202
EIG Investors Corp.
5.14% due 02/09/23	287,952	288,886
Seattle Spnco
4.03% due 06/21/24	261,307	261,633
Advanced Computer Software
6.67% due 03/18/22	244,375	239,182
Cypress Intermediate Holdings III, Inc.
4.23% due 04/29/24	200,000	199,150
Sparta Holding Corp.
6.73% due 07/28/20†††,3	191,011	190,032
Ceridian Corp.
4.73% due 09/15/20	179,070	177,616
MA Financeco LLC
3.67% due 11/19/21	100,000	99,813
Infor (US), Inc.
4.05% due 02/01/22	70,607	70,116
Miami Escrow Borrower LLC
3.96% due 06/21/24	38,693	38,742
CPI Acquisition, Inc.
5.83% due 08/17/22	41,839	35,563
Total Technology		6,713,806

Communications - 12.7%
CSC Holdings, LLC
3.46% due 07/17/25	528,125	524,032
Telenet Financing USD LLC
3.91% due 06/30/25	510,000	510,066
Virgin Media Bristol LLC
3.91% due 01/31/25	500,000	499,875
WMG Acquisition Corp.
3.72% due 11/01/23	500,000	499,530
SFR Group SA
4.42% due 01/14/25	497,500	496,465
Cengage Learning Acquisitions, Inc.
5.34% due 06/07/23	525,869	495,689
Altice US Finance I Corp.
3.47% due 07/28/25	500,000	495,000
Univision Communications, Inc.
3.98% due 03/15/24	494,671	484,569

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

Ziggo Secured Finance BV
3.66% due 04/15/25	$450,000	$448,466
Radiate HoldCo LLC
4.23% due 02/01/24	448,875	442,088
Mcgraw-Hill Global Education Holdings LLC
5.23% due 05/04/22	396,992	389,982
MergerMarket Ltd.
4.73% due 02/04/21	331,079	330,665
Sprint Communications, Inc.
3.75% due 02/02/24	299,250	299,187
Internet Brands
4.98% due 07/08/21	289,684	291,494
Anaren, Inc.
5.80% due 02/18/21[3]	139,297	139,471
9.55% due 08/18/21[3]	100,000	98,500
Market Track LLC
5.33% due 06/05/24	200,000	199,000
Total Communications		6,644,079

Financial - 9.3%
National Financial Partners Corp.
4.80% due 01/08/24	607,500	608,448
LPL Holdings, Inc.
3.82% due 03/11/24	500,000	500,940
Geo Group, Inc.
3.33% due 03/22/24	500,000	500,315
Misys Ltd.
4.74% due 06/13/24	500,000	499,815
York Risk Services
4.98% due 10/01/21[3]	487,469	475,648
Americold Realty Operating Partnership, LP
4.98% due 12/01/22	465,824	472,229
Avolon Luxembourg SARL
3.96% due 03/21/22	400,000	402,340
Capital Automotive L.P.
4.22% due 03/25/24	375,000	377,625
American Stock Transfer & Trust
5.80% due 06/26/20	281,744	282,096
Assured Partners, Inc.
4.73% due 10/21/22	199,588	199,380
USI, Inc.
4.18% due 05/16/24	200,000	198,500
Corporate Capital Trust
4.56% due 05/20/19	193,500	195,435
Acrisure LLC
6.30% due 11/22/23	160,000	161,333
Total Financial		4,874,104

Basic Materials - 2.6%
Alpha 3 B.V.
4.30% due 01/31/24	500,000	500,624
PQ Corp.
5.48% due 11/04/22	447,744	452,222
Nexeo Solutions LLC
4.97% due 06/09/23	371,259	373,736
WR Grace & Co.
3.17% due 02/03/21	33,939	33,897
Total Basic Materials		1,360,479

Utilities - 2.1%
Dynegy, Inc.
4.48% due 02/07/24	498,750	497,478
Viva Alamo LLC
5.45% due 02/22/21	398,970	315,187
Stonewall
6.80% due 11/15/21	300,000	276,000
Total Utilities		1,088,665

Energy - 1.9%
Cactus Wellhead
7.23% due 07/31/20	534,068	518,046
Veresen Midstream LP
4.73% due 03/31/22	494,937	494,011
Total Energy		1,012,057
Total Senior Floating Rate Interests
(Cost $47,121,932)		46,696,293

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 2.3%
Residential Mortgage Backed Securities - 2.3%
LSTAR Securities Investment Ltd.
2017-1, 3.05% due 01/01/22[2,4]	456,767	455,717
2016-4, 3.05% due 10/01/21[2,4]	311,974	310,791
LSTAR Commercial Mortgage Trust
2016-7, 3.05% due 12/01/21[2,4]	438,037	436,257
Total Residential Mortgage Backed Securities		1,202,765
Total Collateralized Mortgage Obligations
(Cost $1,195,006)		1,202,765

ASSET-BACKED SECURITIES†† - 1.9%
Collateralized Loan Obligations - 1.9%
ALM XIV Ltd.
2014-14A, 4.62% due 07/28/26[2,4]	250,000	250,002
Cerberus Onshore II CLO LLC
2014-1A, 5.16% due 10/15/23[2,4]	250,000	248,782
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.46% due 07/25/25[2,4]	250,000	247,653
Kingsland IV Ltd.
2007-4A, 2.61% due 04/16/21[2,4]	250,000	241,520
Total Collateralized Loan Obligations		987,957
Total Asset-Backed Securities
(Cost $972,663)		987,957

CORPORATE BONDS†† - 0.6%
Consumer, Non-cyclical - 0.4%
Tenet Healthcare Corp.
4.75% due 06/15/20[2]	200,000	202,000

Energy - 0.2%
FTS International, Inc.
8.75% due 06/15/20[2,4]	100,000	100,250

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

Basic Materials - 0.0%
New Day Aluminum
10.00% due 10/28/20†††,3	$2,590	$2,385
Total Corporate Bonds
(Cost $299,676)		304,635

Total Investments - 99.5%
(Cost $52,490,920)		$52,093,293
Other Assets & Liabilities, net - 0.5%		275,356
Total Net Assets - 100.0%		$52,368,649

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of June 30, 2017.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[3]	Illiquid security.
[4]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,158,189 (cost $2,263,431), or 4.1% of total net assets.

[5]	Affiliated issuer — See Note 8.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2		Level 3		Total
Asset-Backed Securities	$—	$987,957		$—		$987,957
Collateralized Mortgage Obligations	—	1,202,765		—		1,202,765
Corporate Bonds	—	302,250		2,385		304,635
Money Market Fund	2,901,643	—		—		2,901,643
Senior Floating Rate Interests	—	46,160,289		536,004		46,696,293
Total Assets	$2,901,643	$48,653,261		$538,389		$52,093,293

Investments in Securities (Liabilities)	Level 1	Level 2		Level 3		Total
Unfunded Loans Commitments	$—	$—	*	$—	*	$—

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
SERIES F (FLOATING RATE STRATEGIES SERIES)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 06/30/17	Valuation Technique	Unobservable Inputs	Input Values
Corporate Bonds	$2,385	Model Price	Market Comparable Yields	6.6	x
Senior Floating Rate Interests	536,004	Model Price	Purchase Price	—
Total	$538,389

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs
	Senior Floating Rate Interests	Corporate Bonds	Total
Series F (Floating Rate Strategies Series)
Assets:
Beginning Balance	$622,680	$2,820	$625,500
Purchases	—	42	42
Total change in unrealized gains or losses included in earnings	(86,676)	(477)	(87,153)
Ending Balance	$536,004	$2,385	$538,389
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017	$(87,343)	$(504)	$(87,847)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $52,165,523)	$51,771,964
Investments in affiliated issuers, at value (cost $325,397)	321,329
Total Investments (cost $52,490,920)	52,093,293
Cash	64,033
Prepaid expenses	2,560
Receivables:
Securities sold	999,259
Interest	109,434
Total assets	53,268,579

Liabilities:
Unfunded loan commitments, at value (Note 9) (proceeds $353)	—
Payable for:
Securities purchased	803,871
Fund shares redeemed	58,185
Management fees	15,220
Distribution and service fees	10,895
Fund accounting/administration fees	3,486
Trustees’ fees*	2,811
Transfer agent/maintenance fees	2,117
Recoupment of previously waived expenses	592
Miscellaneous	2,753
Total liabilities	899,930
Commitments and contingent liabilities (Note 14)	—
Net assets	$52,368,649

Net assets consist of:
Paid in capital	$50,404,936
Undistributed net investment income	2,772,688
Accumulated net realized loss on investments	(411,701)
Net unrealized depreciation on investments	(397,274)
Net assets	$52,368,649
Capital shares outstanding	1,969,216
Net asset value per share	$26.59

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Interest in unaffiliated issuers	$1,167,133
Interest in affiliated issuers	18,433
Total investment income	1,185,566

Expenses:
Management fees	171,697
Recoupment of previously waived fees	5,495
Transfer agent/maintenance fees	12,484
Distribution and service fees	66,037
Fund accounting/administration fees	21,132
Professional fees	27,193
Custodian fees	5,835
Line of credit fees	4,449
Trustees’ fees*	2,605
Miscellaneous	11,153
Total expenses	328,080
Less:
Expenses waived by Adviser	(18,220)
Net expenses	309,860
Net investment income	875,706

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	56,127
Investments in affiliated issuers	1,637
Securities sold short	(428)
Net realized gain	57,336
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(187,629)
Investments in affiliated issuers	(2,702)
Net change in unrealized appreciation (depreciation)	(190,331)
Net realized and unrealized loss	(132,995)
Net increase in net assets resulting from operations	$742,711

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$875,706	$1,711,090
Net realized gain (loss) on investments	57,336	(485,310)
Net change in unrealized appreciation (depreciation) on investments	(190,331)	2,112,800
Net increase in net assets resulting from operations	742,711	3,338,580

Distributions to shareholders from:
Net investment income	—	(1,967,530)
Net realized gains	—	(102,592)
Total distributions to shareholders	—	(2,070,122)

Capital share transactions:
Proceeds from sale of shares	20,145,233	38,073,511
Distributions reinvested	—	2,070,122
Cost of shares redeemed	(21,764,481)	(36,764,581)
Net increase (decrease) from capital share transactions	(1,619,248)	3,379,052
Net increase (decrease) in net assets	(876,537)	4,647,510

Net assets:
Beginning of period	53,245,186	48,597,676
End of period	$52,368,649	$53,245,186
Undistributed net investment income at end of period	$2,772,688	$1,896,982

Capital share activity:
Shares sold	761,541	1,461,172
Shares issued from reinvestment of distributions	—	81,985
Shares redeemed	(823,105)	(1,401,896)
Net increase (decrease) in shares	(61,564)	141,261

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SERIES F (FLOATING RATE STRATEGIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2013[b]
Per Share Data
Net asset value, beginning of period	$26.22	$25.72	$26.24	$25.61	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.43	1.05	.97	.95	.49
Net gain (loss) on investments (realized and unrealized)	(.06)	1.09	(.77)	(.32)	.12
Total from investment operations	.37	2.14	.20	.63	.61
Less distributions from:
Net investment income	—	(1.56)	(.67)	—	—
Net realized gains	—	(.08)	(.05)	—	—
Total distributions	—	(1.64)	(.72)	—	—
Net asset value, end of period	$26.59	$26.22	$25.72	$26.24	$25.61

Total Return[d]	1.45%	8.56%	0.73%	2.38%	2.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,369	$53,245	$48,598	$45,837	$46,343
Ratios to average net assets:
Net investment income (loss)	3.31%	4.06%	3.66%	3.65%	2.81%
Total expenses	1.24%	1.22%	1.27%	1.24%	1.35%[f]
Net expenses[e,g]	1.17%	1.18%	1.17%	1.16%	1.17%
Portfolio turnover rate	35%	71%	73%	90%	53%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: April 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]
Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Due to limited length of Fund operations, ratios for this period may not be indicative of future performance.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

06/30/17	12/31/16	12/31/15	12/31/14	12/31/13
1.14%	1.15%	1.15%	1.15%	1.15%

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

SERIES J (STYLEPLUS—MID GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 1992

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	24.5%
Guggenheim Strategy Fund III	20.8%
Guggenheim Strategy Fund II	18.5%
Guggenheim Strategy Fund I	13.6%
Omnicom Group, Inc.	0.3%
Fidelity National Information Services, Inc.	0.3%
Kellogg Co.	0.3%
Zimmer Biomet Holdings, Inc.	0.3%
Nielsen Holdings plc	0.3%
Conagra Brands, Inc.	0.3%
Top Ten Total	79.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*
Periods Ended June 30, 2017†

	6 month‡	1 Year	5 Year	10 Year
Series J (StylePlus—Mid Growth Series)	11.34%	17.99%	13.54%	6.61%
Russell Midcap Growth Index	11.40%	17.05%	14.19%	7.87%

*
The performance data above represents past performance that is not predictive of future results. Effective April 30, 2013, certain changes were made to the Series’ investment objective and principal investment strategies. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell Midcap Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 19.9%

Consumer, Non-cyclical - 8.4%
Kellogg Co.	7,584	$526,785
Zimmer Biomet Holdings, Inc.	3,942	506,152
Nielsen Holdings plc	12,479	482,437
Conagra Brands, Inc.	13,307	475,858
Laboratory Corp. of America Holdings*	3,034	467,661
AmerisourceBergen Corp. — Class A	4,633	437,957
Campbell Soup Co.	7,933	413,706
Western Union Co.	20,522	390,944
KAR Auction Services, Inc.	8,904	373,701
Hologic, Inc.*	8,163	370,436
Mylan N.V.*	9,360	363,355
Humana, Inc.	1,498	360,449
DaVita, Inc.*	5,530	358,123
Vantiv, Inc. — Class A*	5,585	353,754
WellCare Health Plans, Inc.*	1,939	348,167
Cardinal Health, Inc.	4,468	348,147
Tyson Foods, Inc. — Class A	5,541	347,033
General Mills, Inc.	6,155	340,987
Incyte Corp.*	2,644	332,907
Centene Corp.*	4,140	330,703
Sysco Corp.	6,464	325,333
Quintiles IMS Holdings, Inc.*	3,414	305,553
HCA Healthcare, Inc.*	3,371	293,951
Total System Services, Inc.	4,960	288,920
Illumina, Inc.*	1,658	287,696
United Rentals, Inc.*	2,534	285,607
Express Scripts Holding Co.*	4,462	284,854
Universal Health Services, Inc. — Class B	2,316	282,737
Zoetis, Inc.	4,532	282,706
MEDNAX, Inc.*	4,510	272,269
McKesson Corp.	1,635	269,023
US Foods Holding Corp.*	9,485	258,182
Edwards Lifesciences Corp.*	2,116	250,196
Kroger Co.	9,830	229,236
Sabre Corp.	10,087	219,594
Quanta Services, Inc.*	6,662	219,313
Baxter International, Inc.	3,425	207,350
BioMarin Pharmaceutical, Inc.*	2,283	207,342
Dr Pepper Snapple Group, Inc.	2,119	193,062
CoreLogic, Inc.*	4,395	190,655
Boston Scientific Corp.*	6,680	185,170
AMERCO	468	171,316
Henry Schein, Inc.*	881	161,241
Robert Half International, Inc.	3,220	154,335
ResMed, Inc.	1,662	129,420
Live Nation Entertainment, Inc.*	3,659	127,516
Booz Allen Hamilton Holding Corp.	3,898	126,841
Alkermes plc*	2,041	118,317
TreeHouse Foods, Inc.*	1,315	107,422
Gartner, Inc.*	861	106,342
Darling Ingredients, Inc.*	6,708	105,584
Flowers Foods, Inc.	5,968	103,306
Spectrum Brands Holdings, Inc.	794	99,282
Seattle Genetics, Inc.*	1,633	84,491
Total Consumer, Non-cyclical		14,863,424

Consumer, Cyclical - 3.5%
Ralph Lauren Corp. — Class A	4,795	353,871
Lear Corp.	2,479	352,216
Delphi Automotive plc	3,734	327,285
Newell Brands, Inc.	6,072	325,581
Dollar Tree, Inc.*	4,493	314,152
Dollar General Corp.	4,034	290,811
Alaska Air Group, Inc.	2,878	258,329
Target Corp.	4,354	227,671
Bed Bath & Beyond, Inc.	7,291	221,646
PACCAR, Inc.	3,281	216,677
WW Grainger, Inc.	1,139	205,624
BorgWarner, Inc.	4,747	201,083
HD Supply Holdings, Inc.*	6,323	193,673
Delta Air Lines, Inc.	3,178	170,786
Michael Kors Holdings Ltd.*	4,467	161,929
Liberty Interactive Corporation QVC Group — Class A*	6,226	152,786
AutoZone, Inc.*	261	148,890
Southwest Airlines Co.	2,331	144,848
CalAtlantic Group, Inc.	3,777	133,517
Hilton Worldwide Holdings, Inc.	2,150	132,978
Adient plc	2,029	132,656
JetBlue Airways Corp.*	5,566	127,072
Aramark	2,885	118,227
Harley-Davidson, Inc.	2,153	116,306
Polaris Industries, Inc.	1,215	112,059
Lions Gate Entertainment Corp. — Class A*	3,931	110,933
Whirlpool Corp.	576	110,373
AutoNation, Inc.*	2,615	110,248
Signet Jewelers Ltd.	1,743	110,227
Hawaiian Holdings, Inc.*	2,274	106,764
Wynn Resorts Ltd.	783	105,016
Dick’s Sporting Goods, Inc.	2,636	104,992
Chipotle Mexican Grill, Inc. — Class A*	248	103,193
Hyatt Hotels Corp. — Class A*	1,821	102,358
Nordstrom, Inc.	1,816	86,859
Total Consumer, Cyclical		6,191,636

Technology - 2.7%
Fidelity National Information Services, Inc.	6,297	537,765
Microchip Technology, Inc.	4,919	379,649
Dell Technologies Incorporated Class V — Class V*	5,659	345,822
Cerner Corp.*	5,051	335,740
Analog Devices, Inc.	4,200	326,760
DXC Technology Co.	3,500	268,520
NCR Corp.*	6,292	256,965
Fiserv, Inc.*	2,016	246,637
Teradata Corp.*	7,460	219,995
Lam Research Corp.	1,460	206,488
Nuance Communications, Inc.*	11,323	197,133
Pitney Bowes, Inc.	10,468	158,067

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value

Skyworks Solutions, Inc.	1,618	$155,247
ON Semiconductor Corp.*	10,859	152,460
First Data Corp. — Class A*	8,243	150,023
Akamai Technologies, Inc.*	2,887	143,801
ServiceNow, Inc.*	1,288	136,528
CSRA, Inc.	4,070	129,223
Black Knight Financial Services, Inc. — Class A*	2,914	119,328
KLA-Tencor Corp.	1,216	111,276
Qorvo, Inc.*	1,507	95,423
Total Technology		4,672,850

Industrial - 2.3%
Johnson Controls International plc	10,716	464,646
Textron, Inc.	8,380	394,697
Carlisle Companies, Inc.	3,885	370,629
Waste Management, Inc.	4,741	347,753
Stericycle, Inc.*	4,426	337,792
TransDigm Group, Inc.	905	243,328
Stanley Black & Decker, Inc.	1,579	222,213
Huntington Ingalls Industries, Inc.	1,037	193,048
Ingersoll-Rand plc	2,024	184,973
Flowserve Corp.	3,691	171,373
Snap-on, Inc.	1,002	158,316
EMCOR Group, Inc.	2,350	153,643
Zebra Technologies Corp. — Class A*	1,375	138,215
Roper Technologies, Inc.	551	127,573
Spirit AeroSystems Holdings, Inc. — Class A	2,067	119,762
Waters Corp.*	650	119,496
Sealed Air Corp.	2,312	103,485
Rockwell Collins, Inc.	981	103,083
Total Industrial		3,954,025

Communications - 2.1%
Omnicom Group, Inc.	6,996	579,969
Zayo Group Holdings, Inc.*	12,806	395,706
Expedia, Inc.	2,240	333,647
Scripps Networks Interactive, Inc. — Class A	3,988	272,420
Discovery Communications, Inc. — Class A*	9,466	244,507
CDW Corp.	3,760	235,112
CommScope Holding Company, Inc.*	5,838	222,019
Viacom, Inc. — Class B	6,575	220,723
Palo Alto Networks, Inc.*	1,264	169,136
IAC/InterActiveCorp*	1,467	151,453
ARRIS International plc*	5,200	145,704
F5 Networks, Inc.*	1,067	135,573
Twitter, Inc.*	7,156	127,878
Interpublic Group of Cos., Inc.	4,612	113,455
DISH Network Corp. — Class A*	1,789	112,278
eBay, Inc.*	3,104	108,392
AMC Networks, Inc. — Class A*	1,993	106,446
Total Communications		3,674,418

Financial - 0.6%
Alliance Data Systems Corp.	1,373	352,434
Progressive Corp.	7,200	317,448
CBOE Holdings, Inc.	1,189	108,675
Lincoln National Corp.	1,577	106,574
Air Lease Corp. — Class A	2,806	104,832
SVB Financial Group*	588	103,365
Total Financial		1,093,328

Basic Materials - 0.2%
International Paper Co.	5,100	288,711

Energy - 0.1%
ONEOK, Inc.	2,067	107,815

Total Common Stocks
(Cost $33,985,713)		34,846,207

MUTUAL FUNDS† - 77.4%
Guggenheim Variable Insurance Strategy Fund III[1]	1,708,642	42,818,572
Guggenheim Strategy Fund III[1]	1,454,878	36,386,494
Guggenheim Strategy Fund II1	1,292,763	32,332,010
Guggenheim Strategy Fund I1	950,992	23,841,378
Total Mutual Funds
(Cost $134,721,697)		135,378,454

MONEY MARKET FUND† - 1.7%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.75%[2]	3,013,564	3,013,564
Total Money Market Fund
(Cost $3,013,564)		3,013,564

Total Investments - 99.0%
(Cost $171,720,974)		$173,238,225
Other Assets & Liabilities, net - 1.0%		1,689,947
Total Net Assets - 100.0%		$174,928,172

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $363,150)	3	$(814)
September 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $339,210)	3	(3,944)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Contracts	Unrealized Gain (Loss)

September 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,047,480)	6	$(7,762)
(Total Aggregate Value of Contracts $1,749,840)		$(12,520)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
UBS Group AG October 2017 Russell Midcap Growth Index Swap 1.20%[3], Terminating 10/05/17 (Notional Value $138,171,190)	159,299	$5,165,509

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of June 30, 2017.
[3]	Total Return based on Russell Midcap Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$34,846,207	$—	$—	$—	$—	$34,846,207
Equity Index Swap Agreements	—	—	—	5,165,509	—	5,165,509
Money Market Fund	3,013,564	—	—	—	—	3,013,564
Mutual Funds	135,378,454	—	—	—	—	135,378,454
Total Assets	$173,238,225	$—	$—	$5,165,509	$—	$178,403,734

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$12,520	$—	$—	$—	$12,520

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $36,999,277)	$37,859,771
Investments in affiliated issuers, at value (cost $134,721,697)	135,378,454
Total investments (cost $171,720,974)	173,238,225
Unrealized appreciation on swap agreements	5,165,509
Cash	2,400,007
Segregated cash with broker	103,300
Prepaid expenses	2,795
Receivables:
Variation margin	720
Securities sold	104,774
Fund shares sold	81,293
Dividends	266,554
Total assets	181,363,177

Liabilities:
Segregated cash due to broker	5,880,000
Payable for:
Securities purchased	363,418
Fund shares redeemed	98,026
Distribution and service fees	36,588
Management fees	29,398
Fund accounting/administration fees	11,708
Transfer agent/maintenance fees	1,790
Miscellaneous	14,077
Total liabilities	6,435,005
Commitments and contingent liabilities (Note 14)	—
Net assets	$174,928,172

Net assets consist of:
Paid in capital	$163,090,576
Undistributed net investment income	2,731,926
Accumulated net realized gain on investments	2,435,430
Net unrealized appreciation on investments	6,670,240
Net assets	$174,928,172
Capital shares outstanding	3,244,049
Net asset value per share	$53.92

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$1,703,373
Dividends from securities of unaffiliated issuers	192,473
Interest	2,369
Total investment income	1,898,215

Expenses:
Management fees	647,495
Transfer agent/maintenance fees	12,589
Distribution and service fees:	74,009
Fund accounting/administration fees	69,067
Printing expenses	67,357
Line of credit fees	16,230
Custodian fees	2,201
Trustees' fees*	1,910
Miscellaneous	15,789
Total expenses	906,647
Less:
Expenses waived by Adviser	(107,916)
Net expenses	798,731
Net investment income	1,099,484

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,436,154
Swap agreements	8,992,472
Futures contracts	145,918
Net realized gain	11,574,544
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	480,403
Investments in affiliated issuers	245,986
Swap agreements	5,182,619
Futures contracts	8,713
Net change in unrealized appreciation (depreciation)	5,917,721
Net realized and unrealized gain	17,492,265
Net increase in net assets resulting from operations	$18,591,749

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,099,484	$1,630,923
Net realized gain on investments	11,574,544	5,193,669
Net change in unrealized appreciation (depreciation) on investments	5,917,721	4,630,696
Net increase in net assets resulting from operations	18,591,749	11,455,288

Distributions to shareholders from:
Net investment income	—	(1,026,057)
Net realized gains	—	(863,754)
Total distributions to shareholders	—	(1,889,811)

Capital share transactions:
Proceeds from sale of shares	4,977,540	26,528,321
Distributions reinvested	—	1,889,811
Cost of shares redeemed	(15,454,962)	(19,178,723)
Net increase (decrease) from capital share transactions	(10,477,422)	9,239,409
Net increase in net assets	8,114,327	18,804,886

Net assets:
Beginning of period	166,813,845	148,008,959
End of period	$174,928,172	$166,813,845
Undistributed net investment income at end of period	$2,731,926	$1,632,442

Capital share activity:
Shares sold	95,024	546,859
Shares issued from reinvestment of distributions	—	39,878
Shares redeemed	(295,691)	(420,205)
Net increase (decrease) in shares	(200,667)	166,532

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$48.43	$45.15	$49.12	$43.45	$33.29	$28.75
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.52	.31	.49	.06	.05
Net gain (loss) on investments (realized and unrealized)	5.16	3.37	(.10)	5.18	10.10	4.49
Total from investment operations	5.49	3.89	.21	5.67	10.16	4.54
Less distributions from:
Net investment income	—	(.33)	(.56)	—	—	—
Net realized gains	—	(.28)	(3.62)	—	—	—
Total distributions	—	(.61)	(4.18)	—	—	—
Net asset value, end of period	$53.92	$48.43	$45.15	$49.12	$43.45	$33.29

Total Return[c]	11.34%	8.65%	(0.08%)	13.05%	30.52%	15.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$174,928	$166,814	$148,009	$163,066	$157,131	$138,255
Ratios to average net assets:
Net investment income (loss)	1.27%	1.14%	0.63%	1.06%	0.17%	0.14%
Total expenses[d]	1.05%	0.95%	0.97%	0.98%	0.98%	0.95%
Net expenses	0.93%[e,f]	0.95%	0.97%	0.96%[e]	0.98%[e]	0.95%[e]
Portfolio turnover rate	19%	57%	70%	100%	245%	150%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]
Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratio for the period would be:

06/30/17
0.91%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

SERIES N (MANAGED ASSET ALLOCATION SERIES)

OBJECTIVE: Seeks growth of capital and, secondarily, preservation of capital

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	17.7%
SPDR S&P 500 ETF Trust	17.6%
Vanguard S&P 500 ETF	17.1%
iShares Core U.S. Aggregate Bond ETF	15.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
Guggenheim Strategy Fund III	7.4%
iShares Core S&P Mid-Capital ETF	5.7%
iShares MSCI EAFE ETF	4.2%
Guggenheim Strategy Fund II	3.3%
Guggenheim Strategy Fund I	1.9%
Top Ten Total	98.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*
Periods Ended June 30, 2017†

	6 month‡	1 Year	5 Year	10 Year
Series N (Managed Asset Allocation Series)	7.10%	11.03%	8.33%	5.08%
Barclays U.S. Aggregate Bond Index	2.27%	-0.31%	2.21%	4.48%
Blended Index**	6.47%	10.32%	9.63%	6.40%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	The Blended Index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
†
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
SERIES N (MANAGED ASSET ALLOCATION SERIES)

	Shares	Value

EXCHANGE-TRADED FUNDS† - 68.3%
SPDR S&P 500 ETF Trust	37,815	$9,143,667
Vanguard S&P 500 ETF	39,890	8,857,973
iShares Core U.S. Aggregate Bond ETF	74,406	8,148,201
iShares iBoxx $ Investment Grade Corporate Bond ETF	34,213	4,123,009
iShares Core S&P Mid-Capital ETF	16,843	2,929,840
iShares MSCI EAFE ETF	33,526	2,185,895
iShares Core S&P 500 ETF	2	487
Total Exchange-Traded Funds
(Cost $26,006,805)		35,389,072

MUTUAL FUNDS† - 30.3%
Guggenheim Variable Insurance Strategy Fund III[1]	366,087	9,174,136
Guggenheim Strategy Fund III[1]	153,196	3,831,420
Guggenheim Strategy Fund II1	68,419	1,711,170
Guggenheim Strategy Fund I1	38,477	964,615
Total Mutual Funds
(Cost $15,619,801)		15,681,341

MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.75%[2]	127,773	127,773
Total Money Market Fund
(Cost $127,773)		127,773

	Face Amount

U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bill
0.91% due 08/03/17[3,4,5]	$500,000	499,633
Total U.S. Treasury Bills
(Cost $499,576)		499,633

Total Investments - 99.8%
(Cost $42,253,955)		$51,697,819
Other Assets & Liabilities, net - 0.2%		111,093
Total Net Assets - 100.0%		$51,808,912

	Contracts	Unrealized Loss

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $111,494)	1	$(2,202)

		Unrealized Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2017 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $4,322,500)	20	(6,220)
September 2017 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $8,284,031)	66	(23,198)
(Total Aggregate Value of Contracts $12,606,531)		$(29,418)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $100,625)	1	$796
July 2017 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $163,994)	1	744
September 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $349,160)	2	(1,183)
September 2017 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $94,567)	1	(2,764)
September 2017 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $273,887)	2	(3,232)
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,210,500)	10	(4,588)
September 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,333,265)	33	(6,993)
December 2017 DAX Index Futures Contracts†† (Aggregate Value of Contracts $353,227)	1	(14,456)
September 2017 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $6,044,480)	64	(73,706)
(Total Aggregate Value of Contracts $10,923,705)		$(105,382)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
SERIES N (MANAGED ASSET ALLOCATION SERIES)

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS SOLD SHORT††
July 2017 CAC 40 10 Euro Index Futures Contracts (Aggregate Value of Contracts $293,861)	5	$7,997
September 2017 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $108,869)	1	1,251
(Total Aggregate Value of Contracts $402,730)		$9,248

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $471,313)	4	712

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of June 30, 2017.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon security.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$796	$—	$9,992	$—	$10,788
Exchange-Traded Funds	35,389,072	—	—	—	—	35,389,072
Interest Rate Futures Contracts	—	712	—	—	—	712
Money Market Fund	127,773	—	—	—	—	127,773
Mutual Funds	15,681,341	—	—	—	—	15,681,341
U.S. Treasury Bills	—	—	499,633	—	—	499,633
Total Assets	$51,198,186	$1,508	$499,633	$9,992	$—	$51,709,319

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$2,202	$—	$—	$—	$2,202
Equity Futures Contracts	—	86,470	—	20,452	—	106,922
Interest Rate Futures Contracts	—	29,418	—	—	—	29,418
Total Liabilities	$—	$118,090	$—	$20,452	$—	$138,542

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $26,634,154)	$36,016,478
Investments in affiliated issuers, at value (cost $15,619,801)	15,681,341
Total investments (cost $42,253,955)	51,697,819
Cash	128,147
Segregated cash with broker	58,831
Prepaid expenses	135
Receivables:
Fund shares sold	167
Dividends	75,523
Foreign taxes reclaim	3,821
Total assets	51,964,443

Liabilities:
Foreign currency, at value (cost $2,640)	2,638
Payable for:
Fund shares redeemed	49,214
Securities purchased	32,116
Variation margin	25,403
Management fees	17,178
Distribution and service fees	10,736
Custodian fees	4,244
Fund accounting/administration fees	3,435
Transfer agent/maintenance fees	2,130
Trustees’ fees*	274
Miscellaneous	8,163
Total liabilities	155,531
Commitments and contingent liabilities (Note 14)	—
Net assets	$51,808,912

Net assets consist of:
Paid in capital	$38,108,147
Undistributed net investment income	1,092,300
Accumulated net realized gain on investments	3,292,014
Net unrealized appreciation on investments	9,316,451
Net assets	$51,808,912
Capital shares outstanding	1,683,039
Net asset value per share	$30.78

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of unaffiliated issuers	$364,506
Dividends from securities of affiliated issuers	221,066
Interest	2,271
Total investment income	587,843

Expenses:
Management fees	148,626
Transfer agent/maintenance fees	12,466
Distribution and service fees:	21,756
Fund accounting/administration fees	20,970
Printing expenses	22,337
Professional fees	13,885
Line of credit fees	7,264
Trustees’ fees*	3,949
Custodian fees	429
Miscellaneous	9,617
Total expenses	261,299
Net investment income	326,544

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	944,075
Investments in affiliated issuers	1,994
Futures contracts	1,063,912
Foreign currency	(100)
Net realized gain	2,009,881
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,186,056
Investments in affiliated issuers	22,618
Futures contracts	89,661
Foreign currency	193
Net change in unrealized appreciation (depreciation)	1,298,528
Net realized and unrealized gain	3,308,409
Net increase in net assets resulting from operations	$3,634,953

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$326,544	$763,700
Net realized gain on investments	2,009,881	1,487,814
Net change in unrealized appreciation (depreciation) on investments	1,298,528	1,886,647
Net increase in net assets resulting from operations	3,634,953	4,138,161

Distributions to shareholders from:
Net investment income	—	(633,385)
Net realized gains	—	(1,011,391)
Total distributions to shareholders	—	(1,644,776)

Capital share transactions:
Proceeds from sale of shares	899,766	5,178,125
Distributions reinvested	—	1,644,776
Cost of shares redeemed	(5,565,473)	(9,105,176)
Net decrease from capital share transactions	(4,665,707)	(2,282,275)
Net increase (decrease) in net assets	(1,030,754)	211,110

Net assets:
Beginning of period	52,839,666	52,628,556
End of period	$51,808,912	$52,839,666
Undistributed net investment income at end of period	$1,092,300	$765,756

Capital share activity:
Shares sold	29,878	188,808
Shares issued from reinvestment of distributions	—	58,222
Shares redeemed	(185,252)	(327,120)
Net decrease in shares	(155,374)	(80,090)

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$28.74	$27.43	$27.67	$25.93	$22.68	$20.02
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.40	.32	.23	.08	.15
Net gain (loss) on investments (realized and unrealized)	1.86	1.78	(.28)	1.51	3.17	2.51
Total from investment operations	2.04	2.18	.04	1.74	3.25	2.66
Less distributions from:
Net investment income	—	(.33)	(.28)	—	—	—
Net realized gains	—	(.54)	—	—	—	—
Total distributions	—	(.87)	(.28)	—	—	—
Net asset value, end of period	$30.78	$28.74	$27.43	$27.67	$25.93	$22.68

Total Return[c]	7.10%	8.01%	0.11%	6.71%	14.33%	13.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,809	$52,840	$52,629	$60,319	$65,375	$62,181
Ratios to average net assets:
Net investment income (loss)	1.25%	1.42%	1.14%	0.87%	0.32%	0.71%
Total expenses[d]	1.00%	0.92%	0.94%	0.93%	1.07%	1.31%
Portfolio turnover rate	— [e]	6%	3%	14%	3%	162%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]
Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

SERIES O (ALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	2.6%
Chevron Corp.	2.1%
Berkshire Hathaway, Inc. — Class B	2.0%
Johnson & Johnson	2.0%
Citigroup, Inc.	2.0%
Bank of America Corp.	1.8%
Exxon Mobil Corp.	1.6%
WestRock Co.	1.4%
Wells Fargo & Co.	1.4%
Pfizer, Inc.	1.2%
Top Ten Total	18.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*
Periods Ended June 30, 2017†

	6 month‡	1 Year	5 Year	10 Year
Series O (All Cap Value Series)	3.58%	19.10%	13.74%	5.73%
Russell 3000 Value Index	4.32%	16.21%	13.89%	5.59%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 3000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 97.9%

Financial - 29.2%
JPMorgan Chase & Co.	36,193	$3,308,039
Berkshire Hathaway, Inc. — Class B*	15,461	2,618,630
Citigroup, Inc.	38,590	2,580,899
Bank of America Corp.	93,808	2,275,782
Wells Fargo & Co.	31,519	1,746,468
Zions Bancorporation	36,235	1,591,079
Unum Group	31,494	1,468,565
BB&T Corp.	24,850	1,128,439
E*TRADE Financial Corp.*	28,274	1,075,260
KeyCorp	53,394	1,000,604
Charles Schwab Corp.	22,019	945,936
SunTrust Banks, Inc.	16,269	922,778
Assured Guaranty Ltd.	21,046	878,460
T. Rowe Price Group, Inc.	11,208	831,746
Wintrust Financial Corp.	10,710	818,672
Piedmont Office Realty Trust, Inc. — Class A	35,550	749,393
Huntington Bancshares, Inc.	49,943	675,229
Equity Residential	10,032	660,406
Equity Commonwealth*	20,007	632,221
Omega Healthcare Investors, Inc.	19,029	628,338
Alleghany Corp.*	1,051	625,135
Morgan Stanley	13,288	592,113
Allstate Corp.	6,060	535,946
First American Financial Corp.	11,110	496,506
Radian Group, Inc.	27,464	449,036
Alexandria Real Estate Equities, Inc.	3,623	436,463
EastGroup Properties, Inc.	4,963	415,899
Ally Financial, Inc.	19,585	409,327
Prosperity Bancshares, Inc.	6,280	403,427
Host Hotels & Resorts, Inc.	22,000	401,940
Prudential Financial, Inc.	3,683	398,280
American International Group, Inc.	6,175	386,061
Regions Financial Corp.	25,781	377,434
Howard Hughes Corp.*	2,937	360,781
Sun Communities, Inc.	3,823	335,239
Cousins Properties, Inc.	37,705	331,427
EPR Properties	4,154	298,548
Federated Investors, Inc. — Class B	9,657	272,810
Hanover Insurance Group, Inc.	2,921	258,888
First Industrial Realty Trust, Inc.	9,038	258,668
IBERIABANK Corp.	3,121	254,362
DCT Industrial Trust, Inc.	4,751	253,893
Popular, Inc.	5,970	249,009
Lexington Realty Trust	24,950	247,255
Redwood Trust, Inc.	14,379	245,018
LaSalle Hotel Properties	7,771	231,576
National Storage Affiliates Trust	9,992	230,915
RLJ Lodging Trust	10,865	215,888
Camden Property Trust	2,492	213,091
Monogram Residential Trust, Inc.	19,284	187,248
CoreCivic, Inc.	6,568	181,145
Hartford Financial Services Group, Inc.	2,687	141,256
Customers Bancorp, Inc.*	3,193	90,298
Total Financial		37,321,826

Consumer, Non-cyclical - 17.7%
Johnson & Johnson	19,695	2,605,453
Pfizer, Inc.	47,521	1,596,230
Merck & Co., Inc.	22,873	1,465,931
Quest Diagnostics, Inc.	11,841	1,316,246
Bunge Ltd.	16,239	1,211,429
Procter & Gamble Co.	13,284	1,157,701
Hormel Foods Corp.	26,055	888,735
Zimmer Biomet Holdings, Inc.	5,953	764,365
HCA Healthcare, Inc.*	7,782	678,590
Tyson Foods, Inc. — Class A	10,038	628,679
United Therapeutics Corp.*	4,833	626,985
UnitedHealth Group, Inc.	3,364	623,753
United Rentals, Inc.*	4,936	556,337
Emergent BioSolutions, Inc.*	16,131	547,002
Mondelez International, Inc. — Class A	12,662	546,872
Express Scripts Holding Co.*	7,810	498,590
Hershey Co.	4,559	489,500
AmerisourceBergen Corp. — Class A	5,050	477,377
DaVita, Inc.*	7,079	458,436
Perrigo Company plc	5,752	434,391
HealthSouth Corp.	8,880	429,792
Medtronic plc	4,720	418,900
Dr Pepper Snapple Group, Inc.	4,281	390,042
Philip Morris International, Inc.	3,180	373,491
Dermira, Inc.*	11,998	349,622
Eagle Pharmaceuticals, Inc.*	4,416	348,378
Premier, Inc. — Class A*	9,350	336,600
Sanderson Farms, Inc.	2,664	308,092
Acadia Healthcare Co., Inc.*	5,801	286,453
Akorn, Inc.*	8,323	279,153
Ingredion, Inc.	2,166	258,209
JM Smucker Co.	2,020	239,027
Navigant Consulting, Inc.*	11,149	220,304
Dean Foods Co.	12,807	217,719
Fresh Del Monte Produce, Inc.	4,180	212,804
Post Holdings, Inc.*	2,300	178,595
Lannett Company, Inc.*	4,895	99,858
Total Consumer, Non-cyclical		22,519,641

Industrial - 12.8%
WestRock Co.	32,316	1,831,024
Orbital ATK, Inc.	13,686	1,346,155
Corning, Inc.	41,858	1,257,834
General Electric Co.	39,991	1,080,156
Carlisle Companies, Inc.	10,977	1,047,206
Republic Services, Inc. — Class A	16,303	1,038,991
Owens Corning	14,518	971,545
Crown Holdings, Inc.*	12,737	759,889
United Technologies Corp.	5,724	698,958
Jabil, Inc.	22,375	653,126
Crane Co.	7,337	582,411
Eaton Corp. plc	6,518	507,296
Honeywell International, Inc.	3,573	476,245

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value

Kirby Corp.*	6,397	$427,639
Scorpio Tankers, Inc.	100,999	400,966
Harris Corp.	3,264	356,037
Snap-on, Inc.	2,221	350,918
Timken Co.	7,189	332,492
ITT, Inc.	7,845	315,212
Covenant Transportation Group, Inc. — Class A*	16,376	287,071
Owens-Illinois, Inc.*	10,765	257,499
Werner Enterprises, Inc.	8,642	253,643
FLIR Systems, Inc.	7,190	249,205
Fabrinet*	5,708	243,503
American Outdoor Brands Corp.*	9,449	209,390
GasLog Ltd.	10,297	157,029
Celadon Group, Inc.	39,870	125,591
Covanta Holding Corp.	7,572	99,950
TriMas Corp.*	4,731	98,641
Total Industrial		16,415,622

Energy - 9.3%
Chevron Corp.	25,300	2,639,549
Exxon Mobil Corp.	25,723	2,076,618
Kinder Morgan, Inc.	74,160	1,420,906
Marathon Oil Corp.	81,349	963,986
Valero Energy Corp.	10,843	731,469
Whiting Petroleum Corp.*	105,899	583,503
Hess Corp.	12,900	565,923
Rowan Companies plc — Class A*	51,730	529,715
Tesoro Corp.	5,421	507,409
Apache Corp.	6,526	312,791
Chesapeake Energy Corp.*	62,597	311,107
Laredo Petroleum, Inc.*	27,205	286,197
Oceaneering International, Inc.	11,919	272,230
MRC Global, Inc.*	11,152	184,231
Oasis Petroleum, Inc.*	22,069	177,655
QEP Resources, Inc.*	17,476	176,508
Schlumberger Ltd.	2,554	168,155
Total Energy		11,907,952

Consumer, Cyclical - 8.1%
Wal-Mart Stores, Inc.	17,205	1,302,073
Goodyear Tire & Rubber Co.	31,296	1,094,108
DR Horton, Inc.	30,643	1,059,329
Southwest Airlines Co.	15,990	993,619
CVS Health Corp.	9,561	769,278
Lear Corp.	5,295	752,314
JetBlue Airways Corp.*	32,233	735,879
UniFirst Corp.	4,165	586,016
PVH Corp.	4,819	551,776
Target Corp.	9,280	485,251
PACCAR, Inc.	7,199	475,422
MGM Resorts International	14,955	467,942
Carnival Corp.	6,544	429,090
Deckers Outdoor Corp.*	5,402	368,741
CalAtlantic Group, Inc.	6,304	222,846
Unifi, Inc.*	3,289	101,301
Total Consumer, Cyclical		10,394,985

Utilities - 8.1%
Ameren Corp.	26,929	1,472,208
OGE Energy Corp.	35,851	1,247,256
UGI Corp.	21,026	1,017,869
Exelon Corp.	25,408	916,467
FirstEnergy Corp.	29,657	864,798
Public Service Enterprise Group, Inc.	18,645	801,921
Edison International	9,238	722,319
Pinnacle West Capital Corp.	7,141	608,128
Black Hills Corp.	8,511	574,237
Avista Corp.	10,450	443,707
Portland General Electric Co.	9,624	439,721
Duke Energy Corp.	4,420	369,468
AES Corp.	26,885	298,692
Calpine Corp.*	21,488	290,733
ONE Gas, Inc.	3,529	246,359
Total Utilities		10,313,883

Technology - 5.7%
Intel Corp.	42,340	1,428,552
CSRA, Inc.	38,756	1,230,504
VMware, Inc. — Class A*	8,466	740,182
Xerox Corp.	25,110	721,410
Qorvo, Inc.*	10,349	655,299
Apple, Inc.	3,896	561,102
Micron Technology, Inc.*	14,564	434,881
Cray, Inc.*	16,255	299,092
Maxwell Technologies, Inc.*	46,286	277,253
QUALCOMM, Inc.	4,794	264,725
NCR Corp.*	5,847	238,791
Oracle Corp.	4,286	214,900
IXYS Corp.*	13,061	214,853
Photronics, Inc.*	8,596	80,802
Total Technology		7,362,346

Communications - 4.4%
Cisco Systems, Inc.	44,059	1,379,046
AT&T, Inc.	23,400	882,882
Scripps Networks Interactive, Inc. — Class A	11,959	816,920
EchoStar Corp. — Class A*	8,460	513,522
Time Warner, Inc.	4,818	483,775
Verizon Communications, Inc.	7,439	332,226
Ciena Corp.*	13,183	329,839
Finisar Corp.*	12,658	328,855
Infinera Corp.*	26,284	280,450
Time, Inc.	15,861	227,605
Oclaro, Inc.*	13,238	123,643
Total Communications		5,698,763

Basic Materials - 2.6%
Reliance Steel & Aluminum Co.	13,676	995,750
Nucor Corp.	13,370	773,722
Dow Chemical Co.	10,013	631,520

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value

Westlake Chemical Corp.	3,815	$252,591
Newmont Mining Corp.	6,540	211,831
Olin Corp.	6,544	198,152
LyondellBasell Industries N.V. — Class A	2,274	191,903
United States Steel Corp.	4,830	106,936
Total Basic Materials		3,362,405

Total Common Stocks
(Cost $103,657,736)		125,297,423

MONEY MARKET FUND† - 1.8%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.75%[1]	2,365,789	2,365,789
Total Money Market Fund
(Cost $2,365,789)		2,365,789

Total Investments - 99.7%
(Cost $106,023,525)		$127,663,212
Other Assets & Liabilities, net - 0.3%		421,997
Total Net Assets - 100.0%		$128,085,209

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$125,297,423	$—	$—	$125,297,423
Money Market Fund	2,365,789	—	—	2,365,789
Total Assets	$127,663,212	$—	$—	$127,663,212

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SERIES O (ALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value (cost $106,023,525)	$127,663,212
Cash	334,029
Prepaid expenses	13,390
Receivables:
Securities sold	197,679
Fund shares sold	1,115
Dividends	130,250
Foreign taxes reclaim	3,587
Miscellaneous	12,262
Total assets	128,355,524

Liabilities:
Payable for:
Securities purchased	118,814
Fund shares redeemed	70,432
Distribution and service fees	26,385
Management fees	22,173
Custodian fees	19,922
Fund accounting/administration fees	8,443
Trustees’ fees*	2,126
Transfer agent/maintenance fees	2,020
Total liabilities	270,315
Commitments and contingent liabilities (Note 14)	—
Net assets	$128,085,209

Net assets consist of:
Paid in capital	$88,950,978
Undistributed net investment income	2,309,410
Accumulated net realized gain on investments	15,185,134
Net unrealized appreciation on investments	21,639,687
Net assets	$128,085,209
Capital shares outstanding	3,631,063
Net asset value per share	$35.27

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $459)	$1,053,492
Interest	5,425
Total investment income	1,058,917

Expenses:
Management fees	446,718
Transfer agent/maintenance fees	12,553
Distribution and service fees	53,471
Fund accounting/administration fees	51,054
Printing expenses	33,620
Line of credit fees	16,493
Trustees’ fees*	1,785
Custodian fees	728
Miscellaneous	23,522
Total expenses	639,944
Less:
Expenses waived by Adviser	(74,302)
Net expenses	565,642
Net investment income	493,275

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,721,178
Net realized gain	6,721,178
Net change in unrealized appreciation (depreciation) on:
Investments	(2,598,002)
Net change in unrealized appreciation (depreciation)	(2,598,002)
Net realized and unrealized gain	4,123,176
Net increase in net assets resulting from operations	$4,616,451

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$493,275	$1,754,221
Net realized gain on investments	6,721,178	9,664,729
Net change in unrealized appreciation (depreciation) on investments	(2,598,002)	13,190,343
Net increase in net assets resulting from operations	4,616,451	24,609,293

Distributions to shareholders from:
Net investment income	—	(1,790,127)
Net realized gains	—	(4,633,656)
Total distributions to shareholders	—	(6,423,783)

Capital share transactions:
Proceeds from sale of shares	5,747,646	7,733,531
Distributions reinvested	—	6,423,783
Cost of shares redeemed	(10,645,750)	(24,088,801)
Net decrease from capital share transactions	(4,898,104)	(9,931,487)
Net increase (decrease) in net assets	(281,653)	8,254,023

Net assets:
Beginning of period	128,366,862	120,112,839
End of period	$128,085,209	$128,366,862
Undistributed net investment income at end of period	$2,309,410	$1,816,135

Capital share activity:
Shares sold	165,784	256,668
Shares issued from reinvestment of distributions	—	210,823
Shares redeemed	(305,066)	(796,265)
Net decrease in shares	(139,282)	(328,774)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SERIES O (ALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$34.05	$29.30	$35.35	$32.85	$24.66	$21.35
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.45	.43	.31	.24	.21
Net gain (loss) on investments (realized and unrealized)	1.09	6.01	(1.80)	2.19	7.95	3.10
Total from investment operations	1.22	6.46	(1.37)	2.50	8.19	3.31
Less distributions from:
Net investment income	—	(.48)	(.33)	(—)[c]	—	—
Net realized gains	—	(1.23)	(4.35)	—	—	—
Total distributions	—	(1.71)	(4.68)	(—)[c]	—	—
Net asset value, end of period	$35.27	$34.05	$29.30	$35.35	$32.85	$24.66

Total Return[d]	3.58%	22.71%	(4.70%)	7.61%	33.21%	15.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$128,085	$128,367	$120,113	$147,317	$153,702	$130,234
Ratios to average net assets:
Net investment income (loss)	0.77%	1.48%	1.33%	0.92%	0.81%	0.91%
Total expenses	1.00%	0.90%	0.92%	0.89%	0.90%	0.89%
Net expenses	0.89%[e,f]	0.90%	0.92%[e]	0.89%[e]	0.90%	0.89%
Portfolio turnover rate	19%	47%	39%	49%	22%	14%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]
Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

06/30/17
0.86%

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

SERIES P (HIGH YIELD SERIES)

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 5, 1996

Ten Largest Holdings (% of Total Net Assets)
Vector Group Ltd., 6.13%	2.0%
LBC Tank Terminals Holding Netherlands BV, 6.88%	1.5%
MDC Partners, Inc., 6.50%	1.5%
DISH DBS Corp., 5.88%	1.5%
Kennedy-Wilson, Inc., 5.88%	1.4%
Eldorado Gold Corp.	1.4%
Unit Corp., 6.63%	1.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%	1.3%
Epicor Software, 9.40%	1.3%
Terraform Global Operating LLC, 9.75%	1.3%
Top Ten Total	14.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2017

Average Annual Returns*
Periods Ended June 30, 2017†

	6 month‡	1 Year	5 Year	10 Year
Series P (High Yield Series)	3.70%	13.06%	6.74%	7.46%
Bloomberg Barclays U.S. Corporate High Yield Index	4.93%	12.70%	6.89%	7.67%

Portfolio Composition by Quality Rating**
Rating
Fixed Income Instruments
AAA	48.7%
A	0.8%
BBB	2.2%
BB	19.6%
B	20.0%
CCC	5.1%
CC	0.7%
NR1	0.3%
Other Instruments	2.6%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

**
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

†
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
[1]	NR securities do not necessarily indicate low credit quality.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
SERIES P (HIGH YIELD SERIES)

	Shares		Value

COMMON STOCKS† - 1.1%

Technology - 0.6%
Aspect Software Parent, Inc.*,†††,1,11		35,351	$529,224
Total Technology			529,224

Energy - 0.5%
SandRidge Energy, Inc.*		14,596	251,197
Titan Energy LLC*,1		10,783	83,568
Approach Resources, Inc.*		12,420	41,855
Stallion Oilfield Holdings Ltd.*,†††		19,265	12,040
Total Energy			388,660

Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††		2,107	17,208
Aimia, Inc.		5	7
Total Communications			17,215

Diversified - 0.0%
Leucadia National Corp.		247	6,462

Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*,††		24	257
MEDIQ, Inc.*,†††		92	—
Total Consumer, Non-cyclical			257

Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,1		1,470,315	113

Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.		1	53
Chorus Aviation, Inc.		3	18
Total Consumer, Cyclical			71

Financial - 0.0%
Adelphia Recovery Trust*,†††		5,270	1

Total Common Stocks
(Cost $2,931,638)			942,003

PREFERRED STOCKS†† - 1.3%
Financial - 1.3%
Citigroup, Inc. 6.30%*,2,3		650,000	692,250
PNC Financial Services Group, Inc. 5.00%*,2,3		250,000	257,500
M&T Bank Corp. 5.13%*,2,3		200,000	207,750
Total Financial			1,157,500

Industrial - 0.0%
U.S. Shipping Corp.*,1		24,529	25,755
Total Preferred Stocks
(Cost $1,725,000)			1,183,255

WARRANTS†† - 0.0%
Comstock Resources, Inc.
$0.01, 09/06/18*		2,406	16,986
Total Warrants
(Cost $20,248)			16,986

EXCHANGE-TRADED FUNDS† - 0.2%
SPDR Bloomberg Barclays High Yield Bond ETF		3,815	141,918
Total Exchange-Traded Funds
(Cost $138,598)			141,918

MONEY MARKET FUND† - 0.5%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.75%[4]		405,837	405,837
Total Money Market Fund
(Cost $405,837)			405,837

	Face Amount[9]

CORPORATE BONDS†† - 85.3%
Communications - 16.6%
DISH DBS Corp.
5.88% due 11/15/24[5]		$1,250,000	1,333,714
7.75% due 07/01/26		500,000	592,500
CSC Holdings LLC
5.25% due 06/01/24		650,000	663,065
6.75% due 11/15/21		550,000	609,125
5.50% due 04/15/27[6]		150,000	158,625
MDC Partners, Inc.
6.50% due 05/01/24[6]		1,350,000	1,346,625
SFR Group S.A.
7.38% due 05/01/26[5,6]		825,000	895,125
6.25% due 05/15/24[6]		200,000	211,250
6.00% due 05/15/22[6]		125,000	130,781
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/27[5]		1,100,000	1,124,750
Sirius XM Radio, Inc.
5.38% due 07/15/26[6]		550,000	569,250
5.00% due 08/01/27[6]		300,000	302,250
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]		900,000	870,750
Cengage Learning, Inc.
9.50% due 06/15/24[6]		900,000	796,500
Inmarsat Finance plc
4.88% due 05/15/22[6]		625,000	634,375
EIG Investors Corp.
10.88% due 02/01/24		550,000	613,250
Virgin Media Secured Finance plc
5.00% due 04/15/27	GBP	450,000	605,209

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES P (HIGH YIELD SERIES)

	Face Amount[9]	Value

Virgin Media Finance plc
6.38% due 04/15/23[6]	$500,000	$525,000
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[6]	475,000	479,156
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[6]	350,000	366,188
Altice US Finance I Corp.
5.50% due 05/15/26[6]	300,000	315,000
Nokia Oyj
4.38% due 06/12/27	300,000	305,439
Level 3 Financing, Inc.
5.25% due 03/15/26	200,000	207,522
Ziggo Bond Finance BV
5.88% due 01/15/25[6]	200,000	205,500
Ziggo Secured Finance BV
5.50% due 01/15/27[6]	200,000	204,250
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[6]	150,000	161,625
Midcontinent Communications & Midcontinent Finance Corp.
6.25% due 08/01/21[6]	150,000	154,950
EW Scripps Co.
5.13% due 05/15/25[6]	150,000	154,500
VeriSign, Inc.
4.75% due 07/15/27	125,000	126,406
Total Communications		14,662,680

Consumer, Non-cyclical - 13.1%
Vector Group Ltd.
6.13% due 02/01/25[5,6]	1,700,000	1,765,875
Valeant Pharmaceuticals International, Inc.
7.00% due 03/15/24[5,6]	800,000	841,000
6.50% due 03/15/22[6]	200,000	209,750
THC Escrow Corporation III
5.13% due 05/01/25	500,000	501,875
7.00% due 08/01/25	400,000	398,500
4.63% due 07/15/24	140,000	140,378
Bumble Bee Holdco SCA
9.63% due 03/15/18[6]	784,000	772,239
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[6]	675,000	695,249
Tenet Healthcare Corp.
7.50% due 01/01/22[5]	525,000	569,520
4.63% due 07/15/24	110,000	110,138
Post Holdings, Inc.
5.50% due 03/01/25[5,6]	650,000	670,313
WEX, Inc.
4.75% due 02/01/23[6]	650,000	653,250
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	600,000	611,250
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[6]	550,000	551,375
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[6]	450,000	451,125
HCA, Inc.
5.50% due 06/15/47	400,000	414,000
Halyard Health, Inc.
6.25% due 10/15/22	375,000	390,938
Central Garden & Pet Co.
6.13% due 11/15/23	350,000	372,750
Nielsen Company Luxembourg SARL
5.00% due 02/01/25[6]	250,000	256,250
AMN Healthcare, Inc.
5.13% due 10/01/24[6]	225,000	227,813
Acadia Healthcare Company, Inc.
6.50% due 03/01/24	200,000	213,500
Albertsons Cos. LLC / Safeway Inc. / New Albertson’s Inc / Albertson’s LLC
6.63% due 06/15/24	200,000	198,500
Beverages & More, Inc.
11.50% due 06/15/22[6]	200,000	194,500
CDK Global, Inc.
4.88% due 06/01/27	150,000	154,125
Alpine Finance Merger Sub LLC
6.88% due 08/01/25[6]	100,000	101,750
Albertsons Companies LLC / Safeway Incorporated / New Albertson’s Inc / Albertson’s LLC
5.75% due 03/15/25	100,000	93,000
Total Consumer, Non-cyclical		11,558,963

Energy - 13.0%
Unit Corp.
6.63% due 05/15/21[5]	1,225,000	1,172,938
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[5]	1,100,000	1,102,749
CONSOL Energy, Inc.
8.00% due 04/01/23	450,000	472,500
5.88% due 04/15/22	450,000	442,125
Comstock Resources, Inc.
10.00% due 03/15/20	800,000	798,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21	625,000	406,250
8.00% due 12/01/20	505,000	363,600
Cheniere Corpus Christi Holdings LLC
5.13% due 06/30/27	400,000	410,000
5.88% due 03/31/25	200,000	213,250
Antero Resources Corp.
5.63% due 06/01/23	350,000	354,375
5.13% due 12/01/22	256,000	256,558
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88% due 12/15/24	600,000	604,500

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES P (HIGH YIELD SERIES)

	Face Amount[9]		Value

Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25		$575,000	$586,500
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 02/15/25[6]		400,000	298,000
6.38% due 06/15/23		350,000	205,625
Gibson Energy, Inc.
5.25% due 07/15/24[6]	CAD	600,000	462,699
QEP Resources, Inc.
5.25% due 05/01/23		250,000	236,250
6.88% due 03/01/21		200,000	207,500
TerraForm Power Operating LLC
6.38% due 02/01/23[6,7]		400,000	416,000
Covey Park Energy LLC / Covey Park Finance Corp.
7.50% due 05/15/25[6]		400,000	400,000
Pattern Energy Group, Inc.
5.88% due 02/01/24[6]		325,000	342,063
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25		275,000	276,375
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[8]		750,000	195,000
8.63% due 10/15/20[8]		250,000	65,000
Sabine Pass Liquefaction LLC
6.25% due 03/15/22		225,000	254,784
Callon Petroleum Co.
6.13% due 10/01/24		250,000	254,375
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.75% due 04/01/25		175,000	174,563
NuStar Logistics, LP
5.63% due 04/28/27		150,000	157,500
FTS International, Inc.
8.75% due 06/15/20[2,6]		150,000	150,375
Trinidad Drilling Ltd.
6.63% due 02/15/25[6]		150,000	142,500
Whiting Petroleum Corp.
5.75% due 03/15/21		75,000	70,500
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[1,10]		173,733	19,979
Total Energy			11,512,433

Financial - 12.4%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[6]		805,000	825,125
7.50% due 04/15/21[6]		500,000	518,750
6.88% due 04/15/22[6]		400,000	399,000
Kennedy-Wilson, Inc.
5.88% due 04/01/24[5]		1,245,000	1,283,906
American Equity Investment Life Holding Co.
6.63% due 07/15/21[5]		750,000	775,819
5.00% due 06/15/27		350,000	360,281
FBM Finance, Inc.
8.25% due 08/15/21[6]		950,000	1,017,687
NFP Corp.
9.00% due 07/15/21[6]		700,000	734,510
6.88% due 07/15/25[6]		150,000	151,500
Greystar Real Estate Partners LLC
8.25% due 12/01/22[6]		500,000	538,750
NewStar Financial, Inc.
7.25% due 05/01/20		500,000	511,875
GEO Group, Inc.
6.00% due 04/15/26		250,000	259,375
5.88% due 10/15/24		200,000	206,500
Credit Suisse Group AG
3.57% due 01/09/23[6]		400,000	409,894
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		400,000	409,500
Wilton Re Finance LLC
5.88% due 03/30/33[2,6]		400,000	408,000
EPR Properties
5.75% due 08/15/22		300,000	331,391
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[6]		300,000	301,500
Compass Bank
3.88% due 04/10/25		300,000	298,836
Goldman Sachs Group, Inc.
5.30% [2,3]		250,000	262,500
Hospitality Properties Trust
4.50% due 03/15/25		250,000	256,587
Capital One Financial Corp.
3.75% due 07/28/26		250,000	243,957
USIS Merger Sub, Inc.
6.88% due 05/01/25[6]		225,000	228,938
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[6]		180,000	185,400
Total Financial			10,919,581

Consumer, Cyclical - 8.1%
WMG Acquisition Corp.
6.75% due 04/15/22[5,6]		815,000	856,769
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22		900,000	845,999
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23		600,000	559,500
6.50% due 05/01/21		200,000	189,000
Nathan’s Famous, Inc.
10.00% due 03/15/20[6]		600,000	639,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[5,6]		550,000	578,531

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES P (HIGH YIELD SERIES)

	Face Amount[9]		Value

AMC Entertainment Holdings, Inc.
6.13% due 05/15/27		$375,000	$395,741
5.88% due 11/15/26		150,000	156,563
L Brands, Inc.
6.75% due 07/01/36		300,000	288,000
7.60% due 07/15/37		175,000	174,563
6.88% due 11/01/35		75,000	72,375
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[6]		500,000	502,500
Carrols Restaurant Group, Inc.
8.00% due 05/01/22[6]		450,000	478,688
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.50% due 06/01/24		350,000	348,250
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27		300,000	298,500
PetSmart, Inc.
5.88% due 06/01/25[6]		275,000	265,031
TVL Finance PLC
8.50% due 05/15/23	GBP	180,000	261,395
Group 1 Automotive, Inc.
5.25% due 12/15/23[6]		200,000	202,000
CalAtlantic Group, Inc.
5.00% due 06/15/27		70,000	70,175
Total Consumer, Cyclical			7,182,580

Industrial - 6.2%
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[5,6]		1,000,000	1,087,499
Novelis Corp.
5.88% due 09/30/26[6]		700,000	721,000
6.25% due 08/15/24[6]		100,000	105,000
Amsted Industries, Inc.
5.38% due 09/15/24[6]		650,000	672,750
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22		500,000	565,000
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[6]		500,000	553,750
Tutor Perini Corp.
6.88% due 05/01/25[6]		475,000	499,938
BWAY Holding Co.
5.50% due 04/15/24[6]		350,000	357,437
Standard Industries, Inc.
5.50% due 02/15/23[6]		200,000	211,000
5.00% due 02/15/27[6]		100,000	102,000
Levi Strauss & Co.
3.38% due 03/15/27	EUR	200,000	230,488
Infor US, Inc.
5.75% due 05/15/22	EUR	150,000	179,182
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[6]		125,000	136,719
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21		64,814	66,596
Total Industrial			5,488,359

Technology - 5.7%
First Data Corp.
5.75% due 01/15/24[5,6]		850,000	882,937
5.00% due 01/15/24[6]		700,000	719,901
Epicor Software
9.40% due 06/21/23†††,1		1,150,000	1,123,550
Micron Technology, Inc.
5.25% due 08/01/23		525,000	545,213
7.50% due 09/15/23		435,000	486,330
NCR Corp.
6.38% due 12/15/23		600,000	644,250
Microsoft Corp.
4.20% due 11/03/35		200,000	218,532
Open Text Corp.
5.88% due 06/01/26[6]		150,000	161,343
Oracle Corp.
3.85% due 07/15/36		150,000	155,064
Infor US, Inc.
6.50% due 05/15/22		100,000	103,500
Total Technology			5,040,620

Utilities - 5.2%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[5,6]		1,300,000	1,348,750
Terraform Global Operating LLC
9.75% due 08/15/22[6]		1,000,000	1,120,000
AES Corp.
6.00% due 05/15/26[5]		850,000	909,500
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.63% due 05/20/24[5]		500,000	515,000
5.75% due 05/20/27		350,000	354,375
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25		350,000	357,000
Total Utilities			4,604,625

Basic Materials - 4.4%
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[5,6]		950,000	1,042,625
6.75% due 09/30/24[6]		300,000	325,500
Eldorado Gold Corp.
6.13% due 12/15/20[6]		1,190,000	1,218,262
Constellium N.V.
7.88% due 04/01/21[6]		400,000	428,000
Yamana Gold, Inc.
4.95% due 07/15/24		300,000	303,107
PQ Corp.
6.75% due 11/15/22[6]		200,000	215,000

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES P (HIGH YIELD SERIES)

	Face Amount[9]		Value

Commercial Metals Co.
5.38% due 07/15/27		$175,000	$178,281
Clearwater Paper Corp.
5.38% due 02/01/25[6]		150,000	148,875
Mirabela Nickel Ltd.
2.38% due 06/24/19[1]		390,085	35,108
1.00% due 09/10/44†††,1		7,799	—
Total Basic Materials			3,894,758

Banks & Credit - 0.6%
UPCB FINANCE VII LTD
3.63% due 06/15/29	EUR	450,000	507,079
Total Corporate Bonds
(Cost $75,042,399)			75,371,678

SENIOR FLOATING RATE INTERESTS††,2 - 28.7%
Technology - 6.9%
Sparta Holding Corp.
6.73% due 07/28/20†††,1		668,540	665,111
Oberthur Technologies of America Corp.
3.75% due 01/10/24		549,475	552,909
Masergy Holdings, Inc.
5.05% due 12/15/23		472,625	474,396
Go Daddy Operating Company LLC
3.73% due 02/15/24		449,517	450,304
GTT Communications, Inc.
5.25% due 01/09/24		398,000	398,748
Cypress Intermediate Holdings III, Inc.
4.23% due 04/29/24		400,000	398,300
Project Alpha (Qlik)
4.67% due 04/26/24		400,000	397,000
AVSC Holding Corp.
4.62% due 04/29/24		350,000	349,783
TIBCO Software, Inc.
5.73% due 12/04/20		346,610	347,910
Planview, Inc. (PHNTM Holdings, Inc.)
6.48% due 01/27/23†††,1		350,000	345,139
Infor (US), Inc.
3.75% due 02/01/22	EUR	274,313	315,477
Seattle Spnco
4.03% due 06/21/24		304,858	305,239
Kronos, Inc.
4.68% due 11/01/23		248,752	250,244
EIG Investors Corp.
5.14% due 02/09/23		205,964	206,865
Microsemi Corp.
3.33% due 01/15/23		185,710	185,838
Advanced Computer Software
10.67% due 01/31/23[1]		200,000	182,500
MA Financeco LLC
3.67% due 11/19/21		100,000	99,813
Miami Escrow Borrower LLC
3.96% due 06/21/24		45,142	45,199
Aspect Software, Inc.
11.22% due 05/25/20[11]		14,650	14,467
Total Technology			5,985,242
Consumer, Non-cyclical - 5.9%
Halyard Health
3.98% due 11/01/21		675,000	675,843
IHC Holding Corp.
8.05% due 04/30/21†††,1		540,375	535,195
Reddy Ice Holdings, Inc.
10.75% due 11/01/19[1]		530,000	498,199
NES Global Talent
6.67% due 10/03/19[1]		549,477	494,529
Endo Luxembourg Finance Co.
5.50% due 04/29/24		350,000	353,063
Immucor, Inc.
6.00% due 06/27/21		350,000	352,625
Change Healthcare Holdings, Inc.
3.98% due 03/01/24		349,789	349,642
CareCore National LLC
5.23% due 03/05/21		291,284	294,197
Give and Go Prepared Foods Corp.
6.73% due 07/29/23		277,975	280,754
CTI Foods Holding Co. LLC
8.48% due 06/28/21[1]		300,000	252,000
Project Ruby Ultimate Parent Corp.
4.98% due 02/09/24		249,205	249,205
Arctic Glacier Group Holdings, Inc.
5.48% due 03/20/24		199,500	201,495
JBS USA Lux SA
5.75% due 10/30/22		200,000	194,800
Equian LLC
4.93% due 05/20/24		191,176	192,492
Surgery Center Holdings, Inc.
4.25% due 06/20/24		150,000	150,470
Sterigenics-Norion Holdings
4.23% due 05/15/22		150,000	149,438
Total Consumer, Non-cyclical			5,223,947

Industrial - 4.7%
Pregis Holding I Corp.
4.80% due 05/20/21		449,549	448,988
Advanced Integration Technology LP
6.73% due 04/03/23		427,678	428,747
Zodiac Pool Solutions LLC
5.30% due 12/20/23		380,681	383,536
CPG International LLC
5.05% due 05/05/24		349,125	350,654
VC GB Holdings, Inc.
4.98% due 02/28/24		349,143	348,706
Milacron LLC
4.23% due 09/28/23		348,250	348,685
Hardware Holdings LLC
7.80% due 03/30/20†††,1		296,625	290,693
ProAmpac PG Borrower LLC
5.19% due 11/20/23		249,500	251,840
Resource Label Group LLC
9.80% due 11/26/23[1]		250,000	246,250
Diversitech Holdings, Inc.
8.70% due 06/02/25		200,000	203,500

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES P (HIGH YIELD SERIES)

	Face Amount[9]		Value

Arctic Long Carriers
5.73% due 05/18/23		$200,000	$199,250
Imagine Print Solutions LLC
5.75% due 06/21/22		200,000	199,000
ILPEA Parent, Inc.
6.56% due 03/02/23		175,000	175,000
ICSH Parent, Inc.
5.18% due 04/29/24		169,412	169,624
BWAY Holding Co.
4.33% due 04/03/24		125,000	124,933
NANA Development Corp.
8.03% due 03/15/18[1]		21,565	21,133
Total Industrial			4,190,539

Consumer, Cyclical - 4.6%
Mavis Tire
6.50% due 11/02/20†††,1		491,250	486,635
Sears Holdings Corp.
5.72% due 06/30/18		368,198	362,214
Acosta, Inc.
4.47% due 09/26/19†††,1		333,333	313,464
0.50% due 09/26/19		44,444	37,828
Leslie’s Poolmart, Inc.
4.87% due 08/16/23		348,246	349,116
BBB Industries, LLC
6.23% due 11/03/21		299,237	300,733
Equinox Holdings, Inc.
4.48% due 03/08/24		299,250	300,279
CH Hold Corp.
4.23% due 02/01/24		272,045	272,840
Navistar Inc.
5.09% due 08/07/20		246,250	248,868
Blue Nile, Inc.
7.80% due 02/17/23[1]		225,000	223,313
Truck Hero, Inc.
5.16% due 04/22/24		225,000	223,173
Greektown Holdings LLC
4.23% due 04/25/24		200,000	199,700
Amaya Holdings B.V.
4.80% due 08/01/21		198,481	198,662
Belk, Inc.
5.91% due 12/12/22		229,118	194,407
Fitness International LLC
5.48% due 07/01/20		172,948	175,164
National Vision, Inc.
4.23% due 03/12/21		174,100	174,623
Total Consumer, Cyclical			4,061,019

Financial - 2.8%
Misys Ltd.
4.74% due 06/13/24		550,000	549,797
4.25% due 06/13/24	EUR	300,000	346,999
National Financial Partners Corp.
4.80% due 01/08/24		607,500	608,448
York Risk Services
4.98% due 10/01/21[1]		370,476	361,492
Acrisure LLC
6.30% due 11/22/23		300,000	302,499
LPL Holdings, Inc.
3.82% due 03/11/24		275,000	275,517
Total Financial			2,444,752

Communications - 2.2%
Sprint Communications, Inc.
3.75% due 02/02/24		548,625	548,510
Anaren, Inc.
9.55% due 08/18/21[1]		500,000	492,500
Cengage Learning Acquisitions, Inc.
5.34% due 06/07/23		489,347	461,263
Ziggo Secured Finance BV
3.66% due 04/15/25		300,000	298,977
Neustar, Inc.
4.75% due 03/01/24		175,000	176,040
Total Communications			1,977,290

Utilities - 1.0%
Invenergy Thermal Operating I, LLC
6.80% due 10/19/22[1]		384,590	366,322
Viva Alamo LLC
5.45% due 02/22/21		347,311	274,376
Exgen Texas Power LLC
6.05% due 09/18/21		400,916	239,118
Total Utilities			879,816

Energy - 0.4%
Moss Creek Resources LLC
9.50% due 04/07/22†††,1		388,889	384,028

Basic Materials - 0.2%
ASP Chromaflo Dutch I B.V.
5.23% due 11/20/23		112,490	112,842
ASP Chromaflo Intermediate Holdings, Inc.
5.23% due 11/20/23		86,510	86,781
Total Basic Materials			199,623
Total Senior Floating Rate Interests
(Cost $25,404,993)			25,346,256

ASSET-BACKED SECURITIES†† - 0.0%
Collateralized Debt Obligations - 0.0%
SRERS Funding Ltd.
2011-RS, 1.35% due 05/09/46[2,6]		32,802	32,483
Total Asset-Backed Securities
(Cost $32,802)			32,483

Total Investments - 117.1%
(Cost $105,701,515)			$103,440,416
Other Assets & Liabilities, net - (17.1)%			(15,118,885)
Total Net Assets - 100.0%			$88,321,531

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES P (HIGH YIELD SERIES)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at June 30, 2017	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	167,000	GBP	07/12/17	$(213,424)	$(217,585)	$4,161
Barclays	155,000	CAD	07/12/17	(117,653)	(119,557)	1,904
J.P. Morgan	(852,000)	GBP	07/12/17	1,102,653	1,110,073	(7,420)
Goldman Sachs	(450,000)	EUR	07/12/17	503,615	514,223	(10,608)
Bank of America	(952,000)	EUR	07/12/17	1,068,767	1,087,866	(19,099)
Goldman Sachs	(760,000)	CAD	07/12/17	563,397	586,214	(22,817)
						$(53,879)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[3]	Perpetual maturity.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
[5]	All or a portion of this security is pledged as reverse repurchase agreement collateral at June 30, 2017.
[6]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $47,515,253 (cost $46,365,932), or 53.8% of total net assets.

[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[8]	Security is in default of interest and/or principal obligations.
[9]	The face amount is denominated in U.S dollars unless otherwise noted.
[10]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $19,979 (cost $111,437), or 0.0% of total net assets — See Note 11.

[11]	Affiliated issuer — See Note 8.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES P (HIGH YIELD SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$32,483	$—	$—	$32,483
Common Stocks	383,160	17,465	—	541,378	942,003
Corporate Bonds	—	74,248,128	—	1,123,550	75,371,678
Exchange-Traded Funds	141,918	—	—	—	141,918
Forward Foreign Currency Exchange Contracts	—	—	6,065	—	6,065
Money Market Fund	405,837	—	—	—	405,837
Preferred Stocks	—	1,183,255	—	—	1,183,255
Senior Floating Rate Interests	—	22,325,991	—	3,020,265	25,346,256
Warrants	—	16,986	—	—	16,986
Total Assets	$930,915	$97,824,308	$6,065	$4,685,193	$103,446,481

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$59,944	$—	$59,944
Unfunded Loans Commitments	—	110	—	275,720	275,830
Total Liabilities	$—	$110	$59,944	$275,720	$355,779

*	Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Level 3	Valuation Technique	Unobservable Inputs	Input Values
Common Stocks	$529,224	Enterprise Value	Valuation Multiple	9.1	x
Common Stocks	12,041	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Common Stocks	113	Model Price	Liquidation value
Corporate Bonds	1,123,550	Model Price	Market Comparable Yields	8.8%
Senior Floating Rate Interests	2,729,572	Model Price	Purchase Price
Senior Floating Rate Interests	290,693	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Unfunded Loan Commitments	(275,720)	Model Price	Purchase Price
Total	$4,409,473

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of June 30, 2017, the Fund had securities with a total value of $12,041 transfer into Level 3 from Level 2 and securities with a total value of $35,108 transfer out of Level 3 into Level 2 due to changes in the securities valuation method. There were no other securities that transferred between levels.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
SERIES P (HIGH YIELD SERIES)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Common Stocks	Corporate Bonds	Senior Floating Rate Interests	Unfunded Loan Commitments	Total
Beginning Balance	$488,484	$1,762,119	$2,226,310	$(361,721)	$4,115,192
Purchases	18,334	—	1,843,183	164,614	2,026,131
Sales, maturities and paydowns	—	(625,514)	(1,076,727)	(123,814)	(1,826,055)
Total realized gains or losses included in earnings	(9)	8,013	(8,289)	—	(285)
Total change in unrealized gains or losses included in earnings	22,528	14,040	35,788	45,201	117,557
Transfers into Level 3	12,041	—	—	—	12,041
Transfers out of Level 3	—	(35,108)	—	—	(35,108)
Ending Balance	$541,378	$1,123,550	$3,020,265	$(275,720)	$4,409,473
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017	$22,528	$(1,680)	$24,331	$45,665	$90,844

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

SERIES P (HIGH YIELD SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $104,764,400)	$102,896,725
Investments in affiliated issuers, at value (cost $937,115)	543,691
Total Investments (cost $105,701,515)	103,440,416
Cash	9,183
Foreign currency, at value (cost $3,763)	3,763
Unrealized appreciation on forward foreign currency contracts	6,065
Prepaid expenses	4,223
Receivables:
Securities sold	384,827
Fund shares sold	106,047
Foreign taxes reclaim	2,438
Interest	1,225,887
Total assets	105,182,849

Liabilities:
Reverse Repurchase Agreements (Note 12)	14,528,541
Unfunded loan commitments, at value (Note 9) (proceeds $622,504)	275,830
Unrealized depreciation on forward foreign currency exchange contracts	59,944
Payable for:
Securities purchased	1,873,119
Interest from reverse repurchase agreements	30,427
Distribution and service fees	18,510
Fund shares redeemed	15,639
Management fees	14,601
Fund accounting/administration fees	5,923
Transfer agent/maintenance fees	1,910
Recoupment of previously waived expenses	1,825
Miscellaneous	35,049
Total liabilities	16,861,318
Commitments and contingent liabilities (Note 14)	—
Net assets	$88,321,531

Net assets consist of:
Paid in capital	$85,068,432
Undistributed net investment income	7,499,590
Accumulated net realized loss on investments and foreign currency	(2,278,951)
Net unrealized depreciation on investments and foreign currency	(1,967,540)
Net assets	$88,321,531
Capital shares outstanding	2,763,078
Net asset value per share	$31.96

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Interest in unaffiliated issuers	$3,142,053
Interest in affiliated issuers	830
Dividends	21,763
Total investment income	3,164,646

Expenses:
Management fees	267,271
Recoupment of previously waived fees	17,344
Transfer agent/maintenance fees	12,531
Distribution and service fees:	111,363
Fund accounting/administration fees	35,636
Interest expense	91,969
Custodian fees	6,205
Line of credit fees	5,986
Trustees’ fees*	2,527
Miscellaneous	55,625
Total expenses	606,457
Less:
Expenses waived by Adviser	(31,239)
Net expenses	575,218
Net investment income	2,589,428

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,049,764
Investments in affiliated issuers	64
Foreign currency	(22,557)
Forward currency exchange contracts	(74,423)
Securities sold short	(2,343)
Net realized gain on investments and foreign currency	950,505
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(521,287)
Investments in affiliated issuers	(22,400)
Foreign currency	260,704
Forward foreign currency exchange contracts	(70,961)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(353,944)
Net realized and unrealized gain on investments and foreign currency	596,561
Net increase in net assets resulting from operations	$3,185,989

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,589,428	$4,766,892
Net realized gain (loss) on investments and foreign currency	950,505	(3,283,975)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(353,944)	10,572,230
Net increase in net assets resulting from operations	3,185,989	12,055,147

Distributions to shareholders from:
Net investment income	—	(6,102,500)
Total distributions to shareholders	—	(6,102,500)

Capital share transactions:
Proceeds from sale of shares	20,828,126	71,984,095
Distributions reinvested	—	6,102,500
Cost of shares redeemed	(31,452,675)	(55,187,261)
Net increase (decrease) from capital share transactions	(10,624,549)	22,899,334
Net increase (decrease) in net assets	(7,438,560)	28,851,981

Net assets:
Beginning of period	95,760,091	66,908,110
End of period	$88,321,531	$95,760,091
Undistributed net investment income at end of period	$7,499,590	$4,910,162

Capital share activity:
Shares sold	659,203	2,424,811
Shares issued from reinvestment of distributions	—	211,525
Shares redeemed	(1,003,104)	(1,866,157)
Net increase (decrease) in shares	(343,901)	770,179

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

SERIES P (HIGH YIELD SERIES)

STATEMENT OF CASH FLOWS (Unaudited)
Period Ended June 30, 2017

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$3,185,989

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating and Investing Activities:
Net change in unrealized depreciation on investments	543,687
Net change in unrealized depreciation on forward foreign currency exchange contracts	70,961
Net realized gain on investments	(1,049,828)
Net accretion of bond discount and amortization of bond premium	(38,021)
Paydowns received on mortgage and asset-backed securities	3,848,543
Purchase of long-term investments	(51,213,055)
Proceeds from sale of long-term investments	41,851,741
Net sales of short-term investments	2,888,107
Other payments	(85,995)
Increase in securities sold receivable	(124,769)
Decrease in interest receivable	141,418
Decrease in dividends receivable	5,807
Increase in prepaid expenses	(467)
Increase in tax reclaims receivable	(1,667)
Unfunded loan commitment fundings	(25,442)
Decrease in trustees' fee payable	(3,057)
Decrease in transfer agent fee payable	(228)
Decrease in administration fee payable	(223)
Decrease in distribution fee payable	(696)
Decrease in management fee payable	(32,018)
Decrease in payable for securities purchased	(2,907,877)
Increase in interest payable	30,427
Increase of recoupment	1,825
Decrease in miscellaneous liabilities	(17,791)
Net Cash Used in Operating and Investing Activities	$(2,932,629)

Cash Flows From Financing Activities:
Proceeds from sales of shares	21,063,372
Cost of shares redeemed	(31,594,683)
Proceeds from reverse repurchase agreements	94,509,268
Payments made on reverse repurchase agreements	(81,299,759)
Net Cash Used in Financing Activities	2,678,198
Net decrease in cash	(254,431)

Cash at Beginning of Period (including foreign and restricted cash)	$267,377
Cash at End of Period (including foreign restricted cash)	$12,946

Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for interest	$59,644
Dividend reinvestment	—

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$30.82	$28.63	$33.87	$33.02	$30.75	$26.77
Income (loss) from investment operations:
Net investment income (loss)[b]	.91	1.91	2.17	2.23	2.20	2.01
Net gain (loss) on investments (realized and unrealized)	.23	2.93	(3.23)	(1.38)	.07	1.97
Total from investment operations	1.14	4.84	(1.06)	.85	2.27	3.98
Less distributions from:
Net investment income	—	(2.65)	(3.49)	—	—	—
Net realized gains	—	—	(.69)	—	—	—
Total distributions	—	(2.65)	(4.18)	—	—	—
Net asset value, end of period	$31.96	$30.82	$28.63	$33.87	$33.02	$30.75

Total Return[c]	3.70%	17.52%	(3.95%)	2.51%	7.38%	14.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$88,322	$95,760	$66,908	$79,192	$123,983	$138,253
Ratios to average net assets:
Net investment income (loss)	5.83%	6.46%	6.69%	6.50%	6.86%	6.95%
Total expenses[d]	1.36%	1.17%	1.19%	1.09%	1.07%	0.95%
Net expenses[e]	1.29%[f]	1.13%[f]	1.15%[f]	1.08%[f]	1.07%	0.95%
Portfolio turnover rate	44%	84%	101%	90%	100%	95%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]
Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement and affiliated fee waivers. Excluding these expenses, the net expense ratios for the periods would be:

06/30/17	12/31/16	12/31/15	12/31/14
1.07%	1.07%	1.07%	0.97%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

SERIES Q (SMALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2000

Ten Largest Holdings (% of Total Net Assets)
Wintrust Financial Corp.	1.9%
Cathay General Bancorp	1.7%
Avista Corp.	1.7%
Portland General Electric Co.	1.7%
Fulton Financial Corp.	1.6%
Sanmina Corp.	1.6%
UniFirst Corp.	1.5%
Berkshire Hills Bancorp, Inc.	1.5%
Viavi Solutions, Inc.	1.4%
Spire, Inc.	1.4%
Top Ten Total	16.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*
Periods Ended June 30, 2017†

	6 month‡	1 Year	5 Year	10 Year
Series Q (Small Cap Value Series)	(0.22%)	19.33%	12.00%	7.43%
Russell 2000 Value Index	0.54%	24.86%	13.39%	5.92%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 98.5%

Financial - 37.7%
Wintrust Financial Corp.	23,644	$1,807,346
Cathay General Bancorp	43,188	1,638,984
Fulton Financial Corp.	83,819	1,592,561
Berkshire Hills Bancorp, Inc.	40,563	1,425,789
First Citizens BancShares, Inc. — Class A	3,395	1,265,317
Equity Commonwealth*	37,882	1,197,072
Prosperity Bancshares, Inc.	17,458	1,121,502
Umpqua Holdings Corp.	60,085	1,103,161
Hanmi Financial Corp.	36,164	1,028,866
Trustmark Corp.	31,926	1,026,740
Argo Group International Holdings Ltd.	16,577	1,004,567
Forestar Group, Inc.*	57,436	985,027
Investors Bancorp, Inc.	72,270	965,527
Navigators Group, Inc.	17,569	964,538
Horace Mann Educators Corp.	24,929	942,316
Radian Group, Inc.	56,743	927,748
Hanover Insurance Group, Inc.	10,364	918,561
TriCo Bancshares	26,062	916,079
Valley National Bancorp	76,261	900,642
Federal Agricultural Mortgage Corp. — Class C	13,178	852,617
Hersha Hospitality Trust	44,987	832,710
MBIA, Inc.*	86,189	812,762
Old National Bancorp	44,259	763,468
1st Source Corp.	15,590	747,385
CubeSmart	28,984	696,775
RLJ Lodging Trust	34,535	686,210
Flagstar Bancorp, Inc.*	21,385	659,086
Hancock Holding Co.	13,391	656,159
Summit Hotel Properties, Inc.	33,928	632,757
Cousins Properties, Inc.	70,595	620,530
FNB Corp.	41,286	584,610
Sunstone Hotel Investors, Inc.	36,027	580,755
Redwood Trust, Inc.	32,792	558,776
Capital Bank Financial Corp. — Class A	14,595	556,070
LaSalle Hotel Properties	18,258	544,088
Lexington Realty Trust	54,490	539,996
MB Financial, Inc.	12,239	539,006
IBERIABANK Corp.	6,424	523,556
Genworth Financial, Inc. — Class A*	133,112	501,832
iStar, Inc.*	41,331	497,625
Hilltop Holdings, Inc.	16,818	440,800
Washington Federal, Inc.	11,976	397,603
Stifel Financial Corp.*	7,447	342,413
Sterling Bancorp	13,443	312,550
Total Financial		36,612,482

Industrial - 13.4%
Sanmina Corp.*	39,658	1,510,970
Methode Electronics, Inc.	25,662	1,057,274
TriMas Corp.*	49,256	1,026,988
GATX Corp.	13,553	871,051
ITT, Inc.	19,755	793,756
Werner Enterprises, Inc.	25,376	744,785
Summit Materials, Inc. — Class A*	23,037	665,078
Marten Transport Ltd.	23,746	650,640
Crane Co.	7,542	598,684
Argan, Inc.	9,946	596,760
Esterline Technologies Corp.*	6,185	586,338
FLIR Systems, Inc.	15,866	549,916
Trinseo S.A.	7,972	547,676
Kirby Corp.*	8,069	539,413
Ryder System, Inc.	7,145	514,297
GasLog Ltd.	32,163	490,486
Plexus Corp.*	9,317	489,795
Scorpio Tankers, Inc.	113,782	451,715
Oshkosh Corp.	3,964	273,040
Rand Logistics, Inc.*	119,809	46,726
Total Industrial		13,005,388

Consumer, Non-cyclical - 10.8%
Sanderson Farms, Inc.	10,607	1,226,700
Dean Foods Co.	70,077	1,191,309
Premier, Inc. — Class A*	26,870	967,320
Fresh Del Monte Produce, Inc.	16,766	853,557
Lannett Company, Inc.*	36,222	738,929
AMN Healthcare Services, Inc.*	18,281	713,874
HealthSouth Corp.	14,520	702,768
Molina Healthcare, Inc.*	9,911	685,643
Community Health Systems, Inc.*	60,830	605,867
Carriage Services, Inc. — Class A	21,530	580,449
Navigant Consulting, Inc.*	28,245	558,121
Emergent BioSolutions, Inc.*	14,020	475,418
Universal Corp.	6,932	448,500
FTI Consulting, Inc.*	12,341	431,441
United Rentals, Inc.*	2,988	336,777
Total Consumer, Non-cyclical		10,516,673

Consumer, Cyclical - 9.7%
UniFirst Corp.	10,367	1,458,637
Wabash National Corp.	52,429	1,152,389
International Speedway Corp. — Class A	28,170	1,057,784
Cooper Tire & Rubber Co.	26,823	968,310
Hawaiian Holdings, Inc.*	14,189	666,174
Meritage Homes Corp.*	14,802	624,644
Unifi, Inc.*	16,961	522,398
Asbury Automotive Group, Inc.*	8,724	493,342
La-Z-Boy, Inc.	14,764	479,830
Century Communities, Inc.*	19,175	475,540
Tenneco, Inc.	8,007	463,045
Caleres, Inc.	10,184	282,912
Deckers Outdoor Corp.*	3,837	261,914
DSW, Inc. — Class A	9,988	176,788
Genesco, Inc.*	4,519	153,194
Tuesday Morning Corp.*	71,560	135,964
Total Consumer, Cyclical		9,372,865

Utilities - 8.3%
Avista Corp.	38,357	1,628,639
Portland General Electric Co.	35,609	1,626,975
Spire, Inc.	19,285	1,345,129

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value

Black Hills Corp.	17,849	$1,204,272
ONE Gas, Inc.	10,744	750,039
Calpine Corp.*	49,761	673,266
ALLETE, Inc.	6,984	500,613
Southwest Gas Holdings, Inc.	5,057	369,464
Total Utilities		8,098,397

Communications - 7.6%
Viavi Solutions, Inc.*	128,107	1,348,966
Bankrate, Inc.*	90,259	1,159,828
DigitalGlobe, Inc.*	32,855	1,094,072
Ciena Corp.*	31,730	793,885
NeoPhotonics Corp.*	84,384	651,444
Infinera Corp.*	59,673	636,711
Scholastic Corp.	12,352	538,424
Finisar Corp.*	17,505	454,780
InterDigital, Inc.	5,809	449,036
Time, Inc.	14,200	203,770
Total Communications		7,330,916

Energy - 5.0%
Laredo Petroleum, Inc.*	79,215	833,343
Oasis Petroleum, Inc.*	94,957	764,404
Delek US Holdings, Inc.	21,535	569,385
Chesapeake Energy Corp.*	92,985	462,135
Tesoro Corp.	4,745	444,170
Oceaneering International, Inc.	19,370	442,411
MRC Global, Inc.*	26,118	431,469
Rowan Companies plc — Class A*	37,020	379,085
Gulfport Energy Corp.*	24,623	363,189
Jones Energy, Inc. — Class A*	96,604	154,566
Total Energy		4,844,157

Technology - 3.4%
MicroStrategy, Inc. — Class A*	3,902	747,897
Photronics, Inc.*	65,632	616,941
IXYS Corp.*	29,769	489,700
Cray, Inc.*	26,117	480,552
ManTech International Corp. — Class A	10,317	426,917
InnerWorkings, Inc.*	27,332	317,051
Maxwell Technologies, Inc.*	42,544	254,839
Total Technology		3,333,897

Basic Materials - 2.6%
Kaiser Aluminum Corp.	12,056	1,067,197
Reliance Steel & Aluminum Co.	11,980	872,264
Olin Corp.	18,225	551,853
Total Basic Materials		2,491,314

Total Common Stocks
(Cost $82,455,556)		95,606,089

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. *,1	116,667	—
Total Convertible Preferred Stocks
(Cost $111,410)		—

MONEY MARKET FUND† - 1.1%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.75%[2]	1,065,166	1,065,166
Total Money Market Fund
(Cost $1,065,166)		1,065,166

Total Investments - 99.6%
(Cost $83,632,132)		$96,671,255
Other Assets & Liabilities, net - 0.4%		349,694
Total Net Assets - 100.0%		$97,020,949

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
SERIES Q (SMALL CAP VALUE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$95,606,089	$—	$—		$95,606,089
Convertible Preferred Stocks	—	—	—	*	—
Money Market Fund	1,065,166	—	—		1,065,166
Total Assets	$96,671,255	$—	$—		$96,671,255

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value (cost $83,632,132)	$96,671,255
Prepaid expenses	12,344
Receivables:
Securities sold	288,324
Fund shares sold	25,598
Dividends	122,831
Miscellaneous	3,330
Total assets	97,123,682

Liabilities:
Payable for:
Fund shares redeemed	33,333
Management fees	21,063
Distribution and service fees	19,977
Custodian fees	18,073
Fund accounting/administration fees	6,393
Transfer agent/maintenance fees	1,899
Trustees’ fees*	1,724
Recoupment of previously waived expenses	271
Total liabilities	102,733
Commitments and contingent liabilities (Note 14)	—
Net assets	$97,020,949

Net assets consist of:
Paid in capital	$74,467,795
Undistributed net investment income	573,102
Accumulated net realized gain on investments	8,940,929
Net unrealized appreciation on investments	13,039,123
Net assets	$97,020,949
Capital shares outstanding	2,113,009
Net asset value per share	$45.92

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends	$577,028
Interest	3,861
Total investment income	580,889

Expenses:
Management fees	453,010
Transfer agent/maintenance fees	12,560
Distribution and service fees	40,816
Fund accounting/administration fees	40,898
Printing expenses	38,172
Line of credit fees	13,684
Trustees’ fees*	2,620
Custodian fees	970
Miscellaneous	12,001
Total expenses	614,731
Less:
Expenses waived by Adviser	(39,123)
Net expenses	575,608
Net investment income	5,281

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,751,540
Net realized gain	5,751,540
Net change in unrealized appreciation (depreciation) on:
Investments	(6,113,168)
Net change in unrealized appreciation (depreciation)	(6,113,168)
Net realized and unrealized loss	(361,628)
Net decrease in net assets resulting from operations	$(356,347)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,281	$478,279
Net realized gain on investments	5,751,540	4,120,880
Net change in unrealized appreciation (depreciation) on investments	(6,113,168)	17,847,187
Net increase (decrease) in net assets resulting from operations	(356,347)	22,446,346

Distributions to shareholders from:
Net investment income	—	(111,618)
Net realized gains	—	(7,824,673)
Total distributions to shareholders	—	(7,936,291)

Capital share transactions:
Proceeds from sale of shares	6,252,149	13,715,122
Distributions reinvested	—	7,936,291
Cost of shares redeemed	(15,178,488)	(19,615,292)
Net increase (decrease) from capital share transactions	(8,926,339)	2,036,121
Net increase (decrease) in net assets	(9,282,686)	16,546,176

Net assets:
Beginning of period	106,303,635	89,757,459
End of period	$97,020,949	$106,303,635
Undistributed net investment income at end of period	$573,102	$567,821

Capital share activity:
Shares sold	134,331	333,315
Shares issued from reinvestment of distributions	—	201,173
Shares redeemed	(331,412)	(484,741)
Net increase (decrease) in shares	(197,081)	49,747

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

SERIES Q (SMALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$46.02	$39.71	$51.73	$52.46	$38.35	$32.09
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	.21	.12	.08	.01	(—)[c]
Net gain (loss) on investments (realized and unrealized)	(.10)	9.76	(2.87)	(.80)	14.10	6.26
Total from investment operations	(.10)	9.97	(2.75)	(.72)	14.11	6.26
Less distributions from:
Net investment income	—	(.05)	—	(.01)	—	—
Net realized gains	—	(3.61)	(9.27)	—	—	—
Total distributions	—	(3.66)	(9.27)	(.01)	—	—
Net asset value, end of period	$45.92	$46.02	$39.71	$51.73	$52.46	$38.35

Total Return[e]	(0.22%)	26.60%	(6.62%)	(1.38%)	36.79%	19.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$97,021	$106,304	$89,757	$115,933	$139,943	$111,402
Ratios to average net assets:
Net investment income (loss)	0.01%	0.52%	0.26%	0.15%	0.02%	(0.00%)[d]
Total expenses	1.20%	1.16%	1.19%	1.16%	1.16%	1.15%
Net expenses	1.13%[f,g]	1.16%	1.19%	1.16%	1.16%	1.15%
Portfolio turnover rate	15%	68%	57%	50%	30%	44%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Net investment income (loss) ratio is less than 0.01%.
[e]
Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

06/30/17
1.10%

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

SERIES V (MID CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1997

Ten Largest Holdings (% of Total Net Assets)
KeyCorp	2.3%
Zions Bancorporation	2.2%
WestRock Co.	2.1%
Wintrust Financial Corp.	1.9%
Quest Diagnostics, Inc.	1.6%
OGE Energy Corp.	1.6%
Huntington Bancshares, Inc.	1.6%
Alleghany Corp.	1.6%
Corning, Inc.	1.5%
UniFirst Corp.	1.5%
Top Ten Total	17.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*
Periods Ended June 30, 2017†

	6 month‡	1 Year	5 Year	10 Year
Series V (Mid Cap Value Series)	3.13%	20.38%	12.72%	7.07%
Russell 2500 Value Index	1.95%	18.36%	13.69%	6.52%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2500 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
SERIES V (MID CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 98.0%

Financial - 31.1%
KeyCorp	283,490	$5,312,602
Zions Bancorporation	120,024	5,270,253
Wintrust Financial Corp.	59,683	4,562,169
Huntington Bancshares, Inc.	276,053	3,732,237
Alleghany Corp.*	6,260	3,723,448
Unum Group	71,036	3,312,409
Equity Commonwealth*	97,299	3,074,649
E*TRADE Financial Corp.*	80,819	3,073,546
First American Financial Corp.	66,819	2,986,141
Radian Group, Inc.	166,959	2,729,780
Alexandria Real Estate Equities, Inc.	21,150	2,547,941
EastGroup Properties, Inc.	29,454	2,468,245
Howard Hughes Corp.*	17,500	2,149,700
Prosperity Bancshares, Inc.	33,197	2,132,575
Sun Communities, Inc.	22,583	1,980,303
Cousins Properties, Inc.	205,223	1,803,910
EPR Properties	24,658	1,772,170
DCT Industrial Trust, Inc.	27,560	1,472,806
First Industrial Realty Trust, Inc.	50,968	1,458,704
Redwood Trust, Inc.	84,906	1,446,798
IBERIABANK Corp.	17,708	1,443,202
National Storage Affiliates Trust	59,234	1,368,898
Lexington Realty Trust	135,179	1,339,624
Popular, Inc.	31,456	1,312,030
Piedmont Office Realty Trust, Inc. — Class A	60,325	1,271,651
Omega Healthcare Investors, Inc.	37,059	1,223,688
LaSalle Hotel Properties	41,035	1,222,843
Camden Property Trust	13,652	1,167,383
RLJ Lodging Trust	57,374	1,140,021
Customers Bancorp, Inc.*	39,963	1,130,154
Monogram Residential Trust, Inc.	107,276	1,041,650
CoreCivic, Inc.	36,363	1,002,892
Federal Agricultural Mortgage Corp. — Class C	12,634	817,420
Hanover Insurance Group, Inc.	7,169	635,388
Total Financial		73,127,230

Industrial - 19.6%
WestRock Co.	86,224	4,885,452
Corning, Inc.	119,203	3,582,051
Gentex Corp.	163,452	3,100,684
Orbital ATK, Inc.	30,178	2,968,308
Kirby Corp.*	38,695	2,586,762
Carlisle Companies, Inc.	23,892	2,279,297
Scorpio Tankers, Inc.	564,402	2,240,676
Covenant Transportation Group, Inc. — Class A*	122,340	2,144,620
Harris Corp.	19,530	2,130,332
Crane Co.	26,321	2,089,361
FLIR Systems, Inc.	60,037	2,080,882
Owens Corning	29,394	1,967,046
ITT, Inc.	46,902	1,884,522
Oshkosh Corp.	26,165	1,802,245
Owens-Illinois, Inc.*	60,899	1,456,704
Werner Enterprises, Inc.	46,666	1,369,647
Fabrinet*	30,841	1,315,677
Valmont Industries, Inc.	8,100	1,211,760
Crown Holdings, Inc.*	20,250	1,208,115
American Outdoor Brands Corp.*	49,960	1,107,114
GasLog Ltd.	54,253	827,358
Celadon Group, Inc.	215,120	677,628
Covanta Holding Corp.	43,502	574,226
TriMas Corp.*	26,107	544,331
Total Industrial		46,034,798

Consumer, Non-cyclical - 12.1%
Quest Diagnostics, Inc.	34,846	3,873,481
Emergent BioSolutions, Inc.*	92,592	3,139,795
Bunge Ltd.	37,167	2,772,658
Perrigo Company plc	34,628	2,615,107
Premier, Inc. — Class A*	55,293	1,990,548
Dermira, Inc.*	67,614	1,970,272
Eagle Pharmaceuticals, Inc.*	24,488	1,931,858
Hormel Foods Corp.	52,933	1,805,544
Sanderson Farms, Inc.	14,709	1,701,096
Acadia Healthcare Co., Inc.*	32,923	1,625,738
HealthSouth Corp.	30,057	1,454,759
Dean Foods Co.	72,166	1,226,822
Navigant Consulting, Inc.*	58,933	1,164,516
Fresh Del Monte Produce, Inc.	22,404	1,140,588
Total Consumer, Non-cyclical		28,412,782

Utilities - 10.3%
OGE Energy Corp.	110,141	3,831,806
Black Hills Corp.	46,789	3,156,854
Ameren Corp.	52,979	2,896,362
Portland General Electric Co.	57,094	2,608,625
Avista Corp.	57,557	2,443,870
Pinnacle West Capital Corp.	28,096	2,392,655
UGI Corp.	41,401	2,004,223
AES Corp.	161,810	1,797,709
Calpine Corp.*	125,363	1,696,161
ONE Gas, Inc.	20,367	1,421,820
Total Utilities		24,250,085

Consumer, Cyclical - 7.7%
UniFirst Corp.	24,785	3,487,250
PVH Corp.	29,633	3,392,979
DR Horton, Inc.	90,743	3,136,985
Goodyear Tire & Rubber Co.	59,964	2,096,341
Deckers Outdoor Corp.*	21,616	1,475,508
JetBlue Airways Corp.*	59,103	1,349,321
PACCAR, Inc.	18,973	1,252,977
CalAtlantic Group, Inc.	34,661	1,225,266
Unifi, Inc.*	19,277	593,732
Total Consumer, Cyclical		18,010,359

Energy - 5.2%
Tesoro Corp.	25,893	2,423,576
Marathon Oil Corp.	156,455	1,853,992

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES V (MID CAP VALUE SERIES)

	Shares	Value

Oceaneering International, Inc.	70,869	$1,618,648
Whiting Petroleum Corp.*	251,001	1,383,016
Chesapeake Energy Corp.*	262,391	1,304,083
MRC Global, Inc.*	66,489	1,098,398
Oasis Petroleum, Inc.*	125,544	1,010,629
Rowan Companies plc — Class A*	88,446	905,687
Gulfport Energy Corp.*	40,709	600,458
HydroGen Corp.*,†††,1	672,346	1
Total Energy		12,198,488

Communications - 4.0%
Scripps Networks Interactive, Inc. — Class A	34,514	2,357,652
Ciena Corp.*	74,305	1,859,111
Finisar Corp.*	68,892	1,789,814
Infinera Corp.*	150,304	1,603,744
Time, Inc.	83,655	1,200,449
Oclaro, Inc.*	73,342	685,014
Total Communications		9,495,784

Basic Materials - 4.0%
Nucor Corp.	51,266	2,966,764
Reliance Steel & Aluminum Co.	29,757	2,166,607
Westlake Chemical Corp.	21,690	1,436,095
Newmont Mining Corp.	35,288	1,142,978
Olin Corp.	36,958	1,119,088
United States Steel Corp.	26,162	579,227
Total Basic Materials		9,410,759

Technology - 4.0%
CSRA, Inc.	75,971	2,412,079
Qorvo, Inc.*	28,838	1,826,022
Cray, Inc.*	98,287	1,808,481
Maxwell Technologies, Inc.*	269,895	1,616,671
IXYS Corp.*	70,709	1,163,163
Photronics, Inc.*	60,760	571,144
Total Technology		9,397,560

Total Common Stocks
(Cost $199,074,796)		230,337,845

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2,4	308,333	1
Total Convertible Preferred Stocks
(Cost $294,438)		1

MONEY MARKET FUND† - 1.8%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.75%[3]	4,260,258	4,260,258
Total Money Market Fund
(Cost $4,260,258)		4,260,258

Total Investments - 99.8%
(Cost $203,629,492)		$234,598,104
Other Assets & Liabilities, net - 0.2%		465,696
Total Net Assets - 100.0%		$235,063,800

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7 day yield as of June 30, 2017.
[4]	Illiquid security.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
SERIES V (MID CAP VALUE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$230,337,844	$—	$1	$230,337,845
Convertible Preferred Stocks	—	—	1	1
Money Market Fund	4,260,258	—	—	4,260,258
Total Assets	$234,598,102	$—	$2	$234,598,104

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (MID CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $201,057,917)	$234,598,103
Investments in affiliated issuers, at value (cost $2,571,575)	1
Total investments (cost $203,629,492)	234,598,104
Prepaid expenses	1,376
Receivables:
Securities sold	1,182,777
Fund shares sold	1,679
Dividends	311,863
Foreign taxes reclaim	5,224
Total assets	236,101,023

Liabilities:
Payable for:
Securities purchased	642,627
Fund shares redeemed	58,279
Management fees	49,882
Distribution and service fees	48,538
Fund accounting/administration fees	15,533
Trustees’ fees*	4,409
Transfer agent/maintenance fees	2,928
Miscellaneous	215,027
Total liabilities	1,037,223
Commitments and contingent liabilities (Note 14)	—
Net assets	$235,063,800

Net assets consist of:
Paid in capital	$177,162,718
Undistributed net investment income	3,593,817
Accumulated net realized gain on investments	23,338,653
Net unrealized appreciation on investments	30,968,612
Net assets	$235,063,800
Capital shares outstanding	3,065,660
Net asset value per share	$76.68

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $2,556)	$1,255,899
Interest	10,786
Total investment income	1,266,685

Expenses:
Management fees	905,948
Transfer agent/maintenance fees	12,544
Distribution and service fees:	98,894
Fund accounting/administration fees	96,635
Line of credit fees	31,430
Trustees’ fees*	5,251
Custodian fees	397
Miscellaneous	76,532
Total expenses	1,227,631
Less:
Expenses waived by Adviser	(135,133)
Net expenses	1,092,498
Net investment income	174,187

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	20,938,088
Net realized gain	20,938,088
Net change in unrealized appreciation (depreciation) on:
Investments from unaffiliated issuers	(13,562,981)
Net change in unrealized appreciation (depreciation)	(13,562,981)
Net realized and unrealized gain	7,375,107
Net increase in net assets resulting from operations	$7,549,294

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

SERIES V (MID CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$174,187	$3,182,476
Net realized gain on investments	20,938,088	4,848,974
Net change in unrealized appreciation (depreciation) on investments	(13,562,981)	44,991,587
Net increase in net assets resulting from operations	7,549,294	53,023,037

Distributions to shareholders from:
Net investment income	—	(2,053,048)
Net realized gains	—	(21,634,815)
Total distributions to shareholders	—	(23,687,863)

Capital share transactions:
Proceeds from sale of shares	3,244,507	22,422,562
Distributions reinvested	—	23,687,863
Cost of shares redeemed	(23,791,690)	(34,776,420)
Net increase (decrease) from capital share transactions	(20,547,183)	11,334,005
Net increase (decrease) in net assets	(12,997,889)	40,669,179

Net assets:
Beginning of period	248,061,689	207,392,510
End of period	$235,063,800	$248,061,689
Undistributed net investment income at end of period	$3,593,817	$3,419,630

Capital share activity:
Shares sold	42,519	330,438
Shares issued from reinvestment of distributions	—	363,032
Shares redeemed	(313,418)	(511,605)
Net increase (decrease) in shares	(270,899)	181,865

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (MID CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$74.35	$65.74	$84.22	$83.46	$62.60	$53.45
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.99	.71	.53	.36	.25
Net gain (loss) on investments (realized and unrealized)	2.28	15.50	(5.42)	.23	20.50	8.90
Total from investment operations	2.33	16.49	(4.71)	.76	20.86	9.15
Less distributions from:
Net investment income	—	(.68)	(.51)	(—)[c]	—	—
Net realized gains	—	(7.20)	(13.26)	—	—	—
Total distributions	—	(7.88)	(13.77)	(—)[c]	—	—
Net asset value, end of period	$76.68	$74.35	$65.74	$84.22	$83.46	$62.60

Total Return[d]	3.13%	26.75%	(6.79%)	0.91%	33.32%	17.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$235,064	$248,062	$207,393	$264,495	$302,166	$249,806
Ratios to average net assets:
Net investment income (loss)	0.14%	1.46%	0.94%	0.62%	0.48%	0.43%
Total expenses	1.02%	0.93%	0.95%	0.93%	0.93%	0.93%
Net expenses	0.90%[e,f]	0.93%	0.95%	0.93%	0.93%	0.93%
Portfolio turnover rate	32%	60%	50%	53%	22%	24%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]
Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratio for the period would be:

06/30/17
0.88%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 15, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	27.1%
Guggenheim Variable Insurance Strategy Fund III	23.8%
Guggenheim Strategy Fund II	12.5%
Guggenheim Strategy Fund I	11.5%
HealthSouth Corp.	0.3%
Cogent Communications Holdings, Inc.	0.2%
Beacon Roofing Supply, Inc.	0.2%
Microsemi Corp.	0.2%
Belden, Inc.	0.2%
ORBCOMM, Inc.	0.2%
Top Ten Total	76.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*
Periods Ended June 30, 2017†

	6 month‡	1 Year	5 Year	10 Year
Series X (StylePlus—Small Growth Series)	9.79%	25.74%	14.66%	6.36%
Russell 2000 Growth Index	9.97%	24.40%	13.98%	7.82%

*
The performance data above represents past performance that is not predictive of future results. Effective April 30, 2013, certain changes were made to the Series’ investment objective and principal investment strategies. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 20.7%

Consumer, Non-cyclical - 8.3%
HealthSouth Corp.	2,309	$111,756
Darling Ingredients, Inc.*	5,171	81,392
Dean Foods Co.	4,580	77,860
Travelport Worldwide Ltd.	5,618	77,304
Owens & Minor, Inc.	2,335	75,163
Bright Horizons Family Solutions, Inc.*	942	72,732
B&G Foods, Inc.	1,885	67,106
Integra LifeSciences Holdings Corp.*	1,188	64,758
PRA Health Sciences, Inc.*	850	63,759
Analogic Corp.	873	63,423
Horizon Pharma plc*	4,862	57,712
Brink’s Co.	861	57,687
Deluxe Corp.	813	56,276
Exelixis, Inc.*	2,276	56,057
Catalent, Inc.*	1,582	55,528
Magellan Health, Inc.*	678	49,426
Kite Pharma, Inc.*	464	48,103
Exact Sciences Corp.*	1,348	47,679
TrueBlue, Inc.*	1,765	46,773
Fresh Del Monte Produce, Inc.	895	45,564
Cardtronics plc — Class A*	1,385	45,511
AMN Healthcare Services, Inc.*	1,116	43,580
Vector Group Ltd.	2,000	42,640
Cimpress N.V.*	442	41,782
Molina Healthcare, Inc.*	590	40,816
AMAG Pharmaceuticals, Inc.*	2,218	40,811
Impax Laboratories, Inc.*	2,498	40,218
Depomed, Inc.*	3,624	38,922
Select Medical Holdings Corp.*	2,500	38,375
Ligand Pharmaceuticals, Inc. — Class B*	315	38,241
EVERTEC, Inc.	2,110	36,503
Masimo Corp.*	399	36,381
Ironwood Pharmaceuticals, Inc. — Class A*	1,841	34,758
US Physical Therapy, Inc.	549	33,160
Landauer, Inc.	632	33,054
Coca-Cola Bottling Company Consolidated	141	32,271
Myriad Genetics, Inc.*	1,205	31,137
Phibro Animal Health Corp. — Class A	840	31,122
Varex Imaging Corp.*	918	31,028
Central Garden & Pet Co. — Class A*	1,032	30,981
Bluebird Bio, Inc.*	291	30,570
Inter Parfums, Inc.	819	30,016
Globus Medical, Inc. — Class A*	905	30,001
Medifast, Inc.	711	29,485
LHC Group, Inc.*	434	29,464
Quidel Corp.*	1,063	28,850
Orthofix International N.V.*	620	28,818
HMS Holdings Corp.*	1,522	28,157
Huron Consulting Group, Inc.*	641	27,691
SP Plus Corp.*	904	27,617
Medicines Co.*	724	27,519
Repligen Corp.*	664	27,516
Providence Service Corp.*	538	27,228
Civitas Solutions, Inc.*	1,544	27,020
FTI Consulting, Inc.*	765	26,744
Amphastar Pharmaceuticals, Inc.*	1,491	26,629
Nevro Corp.*	356	26,497
Meridian Bioscience, Inc.	1,662	26,177
Natus Medical, Inc.*	698	26,035
Great Lakes Dredge & Dock Corp.*	5,986	25,740
Ophthotech Corp.*	10,030	25,677
Prestige Brands Holdings, Inc.*	479	25,296
Avon Products, Inc.*	6,481	24,628
TriNet Group, Inc.*	752	24,620
Sotheby’s*	438	23,507
Omega Protein Corp.	1,307	23,395
BioSpecifics Technologies Corp.*	472	23,369
Boston Beer Company, Inc. — Class A*	176	23,258
RR Donnelley & Sons Co.	1,841	23,086
Quad/Graphics, Inc.	1,004	23,012
Diplomat Pharmacy, Inc.*	1,535	22,718
Incorporated Research Holdings, Inc. — Class A*	380	22,230
Ultragenyx Pharmaceutical, Inc.*	355	22,049
Grand Canyon Education, Inc.*	279	21,876
MacroGenics, Inc.*	1,247	21,835
Chefs’ Warehouse, Inc.*	1,659	21,567
Monro Muffler Brake, Inc.	496	20,708
Matthews International Corp. — Class A	323	19,784
Alder Biopharmaceuticals, Inc.*	1,299	14,874
Total Consumer, Non-cyclical		3,002,612

Technology - 3.0%
Microsemi Corp.*	1,799	84,193
Progress Software Corp.	2,650	81,860
Rambus, Inc.*	6,655	76,067
Cavium, Inc.*	1,033	64,180
Convergys Corp.	2,333	55,478
Science Applications International Corp.	721	50,052
j2 Global, Inc.	572	48,671
Quality Systems, Inc.*	2,805	48,274
Syntel, Inc.	2,549	43,231
Synaptics, Inc.*	821	42,454
Entegris, Inc.*	1,916	42,056
Medidata Solutions, Inc.*	531	41,524
MAXIMUS, Inc.	628	39,332
Cirrus Logic, Inc.*	608	38,134
Fair Isaac Corp.	250	34,853
Aspen Technology, Inc.*	600	33,156
CSG Systems International, Inc.	785	31,855
Xperi Corp.	1,009	30,068
Omnicell, Inc.*	684	29,480
Unisys Corp.*	2,220	28,416
MTS Systems Corp.	547	28,335
Computer Programs & Systems, Inc.	849	27,847
Lumentum Holdings, Inc.*	487	27,783
MKS Instruments, Inc.	400	26,920
Amkor Technology, Inc.*	2,154	21,045
Total Technology		1,075,264

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value

Consumer, Cyclical - 2.9%
Beacon Roofing Supply, Inc.*	1,754	$85,946
Big Lots, Inc.	1,438	69,456
Group 1 Automotive, Inc.	1,062	67,246
Cooper-Standard Holdings, Inc.*	643	64,860
KB Home	2,511	60,189
Tenneco, Inc.	1,027	59,391
Penn National Gaming, Inc.*	2,581	55,233
Bloomin’ Brands, Inc.	2,599	55,177
MDC Holdings, Inc.	1,560	55,115
Taylor Morrison Home Corp. — Class A*	1,942	46,627
Hawaiian Holdings, Inc.*	933	43,804
Herman Miller, Inc.	1,292	39,277
SeaWorld Entertainment, Inc.*	2,363	38,446
Tailored Brands, Inc.	3,368	37,587
Red Rock Resorts, Inc. — Class A	1,420	33,441
UniFirst Corp.	209	29,406
HNI Corp.	722	28,786
H&E Equipment Services, Inc.	1,346	27,472
HSN, Inc.	859	27,402
La-Z-Boy, Inc.	840	27,300
Wolverine World Wide, Inc.	921	25,797
Asbury Automotive Group, Inc.*	416	23,525
Steelcase, Inc. — Class A	1,661	23,254
Children’s Place, Inc.	192	19,603
Total Consumer, Cyclical		1,044,340

Industrial - 2.9%
Belden, Inc.	1,110	83,727
EMCOR Group, Inc.	1,151	75,252
Hillenbrand, Inc.	1,625	58,662
Rexnord Corp.*	2,502	58,172
Teledyne Technologies, Inc.*	438	55,911
Itron, Inc.*	812	55,013
Moog, Inc. — Class A*	690	49,487
Curtiss-Wright Corp.	449	41,209
Littelfuse, Inc.	233	38,445
MasTec, Inc.*	797	35,985
Universal Forest Products, Inc.	402	35,098
Methode Electronics, Inc.	828	34,114
Generac Holdings, Inc.*	900	32,517
EnerSys	446	32,313
Continental Building Products, Inc.*	1,335	31,106
Watts Water Technologies, Inc. — Class A	467	29,514
Dycom Industries, Inc.*	304	27,214
Forward Air Corp.	496	26,427
Applied Industrial Technologies, Inc.	443	26,159
American Outdoor Brands Corp.*	1,142	25,307
Aerojet Rocketdyne Holdings, Inc.*	1,191	24,773
Fabrinet*	580	24,743
Tutor Perini Corp.*	858	24,668
Matson, Inc.	811	24,362
Louisiana-Pacific Corp.*	1,000	24,110
Hyster-Yale Materials Handling, Inc.	333	23,393
General Cable Corp.	1,423	23,266
Advanced Drainage Systems, Inc.	1,123	22,572
Total Industrial		1,043,519

Communications - 2.3%
Cogent Communications Holdings, Inc.	2,198	88,139
ORBCOMM, Inc.*	7,371	83,291
Shenandoah Telecommunications Co.	2,641	81,079
InterDigital, Inc.	809	62,536
Web.com Group, Inc.*	2,103	53,206
ViaSat, Inc.*	752	49,782
WebMD Health Corp. — Class A*	746	43,753
CalAmp Corp.*	1,954	39,725
Shutterfly, Inc.*	765	36,338
Boingo Wireless, Inc.*	2,416	36,143
NETGEAR, Inc.*	767	33,058
IDT Corp. — Class B	2,284	32,821
Ciena Corp.*	1,240	31,025
Vonage Holdings Corp.*	4,664	30,503
Extreme Networks, Inc.*	2,916	26,886
Endurance International Group Holdings, Inc.*	3,123	26,077
Blucora, Inc.*	1,118	23,702
Sinclair Broadcast Group, Inc. — Class A	656	21,582
Rubicon Project, Inc.*	4,098	21,064
Total Communications		820,710

Financial - 0.7%
Blackhawk Network Holdings, Inc.*	1,675	73,030
WageWorks, Inc.*	670	45,024
Primerica, Inc.	473	35,830
Evercore Partners, Inc. — Class A	500	35,250
Customers Bancorp, Inc.*	796	22,511
RMR Group, Inc. — Class A	453	22,038
Bank of the Ozarks	367	17,201
Opus Bank	653	15,803
Total Financial		266,687

Basic Materials - 0.4%
Univar, Inc.*	2,838	82,870
PolyOne Corp.	700	27,118
Chemours Co.	619	23,472
Aceto Corp.	1,476	22,804
Total Basic Materials		156,264

Diversified - 0.2%
HRG Group, Inc.*	4,341	76,879

Total Common Stocks
(Cost $7,152,535)		7,486,275

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value

MUTUAL FUNDS† - 74.9%
Guggenheim Strategy Fund III[1]	393,737	$9,847,363
Guggenheim Variable Insurance Strategy Fund III[1]	343,984	8,620,244
Guggenheim Strategy Fund II1	181,228	4,532,519
Guggenheim Strategy Fund I1	166,305	4,169,268
Total Mutual Funds
(Cost $27,047,172)		27,169,394

MONEY MARKET FUND† - 3.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.75%[2]	1,226,289	1,226,289
Total Money Market Fund
(Cost $1,226,289)		1,226,289

Total Investments - 99.0%
(Cost $35,425,996)		$35,881,958
Other Assets & Liabilities, net - 1.0%		364,948
Total Net Assets - 100.0%		$36,246,906

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $282,820)	4	$(1,695)
September 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $349,160)	2	(2,588)
(Total Aggregate Value of Contracts $631,980)		$(4,283)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank Swap October 2017 Russell 2000 Growth Index Swap 0.95%[3], Terminating 10/05/17 (Notional Value $28,121,828)	32,883	$1,211,580

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of June 30, 2017.
[3]	Total Return based on Russell 2000 Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$7,486,275	$—	$—	$—	$—	$7,486,275
Equity Index Swap Agreements	—	—	—	1,211,580	—	1,211,580
Money Market Fund	1,226,289	—	—	—	—	1,226,289
Mutual Funds	27,169,394	—	—	—	—	27,169,394
Total Assets	$35,881,958	$—	$—	$1,211,580	$—	$37,093,538

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$4,283	$—	$—	$—	$4,283

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $8,378,824)	$8,712,564
Investments in affiliated issuers, at value (cost $27,047,172)	27,169,394
Total investments (cost $35,425,996)	35,881,958
Unrealized appreciation on swap agreements	1,211,580
Cash	520,004
Segregated cash with broker	51,400
Prepaid expenses	77
Receivables:
Due from manager	1,705
Securities sold	119,648
Fund shares sold	75,702
Dividends	54,197
Total assets	37,916,271

Liabilities:
Segregated cash due to broker	1,450,000
Payable for:
Securities purchased	178,158
Fund shares redeemed	14,436
Distribution and service fees	7,427
Fund accounting/administration fees	2,377
Transfer agent/maintenance fees	2,063
Trustees’ fees*	1,842
Variation margin	600
Miscellaneous	12,462
Total liabilities	1,669,365
Commitments and contingent liabilities (Note 14)	—
Net assets	$36,246,906

Net assets consist of:
Paid in capital	$32,715,927
Undistributed net investment income	443,220
Accumulated net realized gain on investments	1,424,500
Net unrealized appreciation on investments	1,663,259
Net assets	$36,246,906
Capital shares outstanding	997,928
Net asset value per share	$36.32

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$347,063
Dividends from securities of unaffiliated issuers	28,706
Interest	2,887
Total investment income	378,656

Expenses:
Management fees	142,883
Transfer agent/maintenance fees	12,519
Distribution and service fees:	15,001
Fund accounting/administration fees	14,013
Printing expenses	18,168
Professional fees	11,901
Line of credit fees	3,235
Trustees’ fees*	2,349
Custodian fees	1,959
Miscellaneous	12,812
Total expenses	234,840
Less:
Expenses waived by Adviser	(30,700)
Net expenses	204,140
Net investment income	174,516

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	659,492
Swap agreements	2,250,921
Futures contracts	3,479
Net realized gain	2,913,892
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(135,491)
Investments in affiliated issuers	46,876
Swap agreements	295,393
Futures contracts	310
Net change in unrealized appreciation (depreciation)	207,088
Net realized and unrealized gain	3,120,980
Net increase in net assets resulting from operations	$3,295,496

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$174,516	$268,296
Net realized gain on investments	2,913,892	133,387
Net change in unrealized appreciation (depreciation) on investments	207,088	3,443,982
Net increase in net assets resulting from operations	3,295,496	3,845,665

Distributions to shareholders from:
Net investment income	—	(126,568)
Net realized gains	—	(1,846,910)
Total distributions to shareholders	—	(1,973,478)

Capital share transactions:
Proceeds from sale of shares	1,805,441	2,515,724
Distributions reinvested	—	1,973,478
Cost of shares redeemed	(3,070,217)	(10,746,152)
Net decrease from capital share transactions	(1,264,776)	(6,256,950)
Net increase (decrease) in net assets	2,030,720	(4,384,763)

Net assets:
Beginning of period	34,216,186	38,600,949
End of period	$36,246,906	$34,216,186
Undistributed net investment income at end of period	$443,220	$268,704

Capital share activity:
Shares sold	52,245	82,490
Shares issued from reinvestment of distributions	—	65,477
Shares redeemed	(88,567)	(357,673)
Net decrease in shares	(36,322)	(209,706)

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$33.08	$31.03	$31.77	$29.20	$20.66	$18.52
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.25	.10	.22	(.05)	(.11)
Net gain (loss) on investments (realized and unrealized)	3.07	3.74	(.47)	2.35	8.59	2.25
Total from investment operations	3.24	3.99	(.37)	2.57	8.54	2.14
Less distributions from:
Net investment income	—	(.13)	(.27)	—	—	—
Net realized gains	—	(1.81)	(.10)	—	—	—
Total distributions	—	(1.94)	(.37)	—	—	—
Net asset value, end of period	$36.32	$33.08	$31.03	$31.77	$29.20	$20.66

Total Return[c]	9.79%	13.45%	(1.29%)	8.80%	41.34%	11.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,247	$34,216	$38,601	$37,005	$38,586	$32,037
Ratios to average net assets:
Net investment income (loss)	1.00%	0.83%	0.32%	0.74%	(0.21%)	(0.56%)
Total expenses[d]	1.32%	1.23%	1.21%	1.26%	1.23%	1.14%
Net expenses	1.14%[e,f]	1.23%	1.21%	1.24%[e]	1.23%	1.14%
Portfolio turnover rate	22%	76%	79%	102%	255%	72%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]
Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratio for the period would be:

06/30/17
1.12%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 1999

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	25.0%
Guggenheim Variable Insurance Strategy Fund III	24.5%
Guggenheim Strategy Fund III	23.9%
Guggenheim Strategy Fund I	8.7%
Apple, Inc.	1.1%
Microsoft Corp.	0.8%
Alphabet, Inc. — Class C	0.7%
Comcast Corp. — Class A	0.4%
UnitedHealth Group, Inc.	0.4%
Amazon.com, Inc.	0.4%
Top Ten Total	85.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*
Periods Ended June 30, 2017†

	6 month‡	1 Year	5 Year	10 Year
Series Y (StylePlus—Large Growth Series)	13.78%	21.53%	14.37%	6.17%
Russell 1000 Growth Index	13.99%	20.42%	15.30%	8.91%

*
The performance data above represents past performance that is not predictive of future results. Effective April 30, 2013, certain changes were made to the Series’ investment objective and principal investment strategies. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 1000 Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 16.0%

Consumer, Non-cyclical - 5.1%
UnitedHealth Group, Inc.	838	$155,381
AbbVie, Inc.	1,967	142,627
Gilead Sciences, Inc.	1,901	134,552
Eli Lilly & Co.	1,440	118,512
Amgen, Inc.	686	118,150
Biogen, Inc.*	413	112,072
Allergan plc	422	102,584
Automatic Data Processing, Inc.	959	98,259
Kimberly-Clark Corp.	728	93,992
McKesson Corp.	565	92,965
Express Scripts Holding Co.*	1,444	92,185
General Mills, Inc.	1,599	88,584
Thermo Fisher Scientific, Inc.	490	85,490
Sysco Corp.	1,620	81,535
Pfizer, Inc.	2,406	80,818
Zimmer Biomet Holdings, Inc.	622	79,865
Danaher Corp.	936	78,989
Humana, Inc.	295	70,983
HCA Healthcare, Inc.*	805	70,196
Aetna, Inc.	395	59,973
Cigna Corp.	344	57,582
Anthem, Inc.	304	57,192
Kroger Co.	1,593	37,149
Becton Dickinson and Co.	143	27,901
PepsiCo, Inc.	182	21,019
Kellogg Co.	296	20,560
Coca-Cola Co.	430	19,286
Altria Group, Inc.	254	18,915
Total Consumer, Non-cyclical		2,217,316

Technology - 3.8%
Apple, Inc.	3,352	482,755
Microsoft Corp.	5,241	361,262
International Business Machines Corp.	808	124,295
Broadcom Ltd.	526	122,584
Cognizant Technology Solutions Corp. — Class A	1,427	94,753
Applied Materials, Inc.	2,113	87,288
Oracle Corp.	1,727	86,592
Fidelity National Information Services, Inc.	930	79,422
Texas Instruments, Inc.	1,016	78,161
Intel Corp.	2,272	76,657
VMware, Inc. — Class A*	788	68,895
Total Technology		1,662,664

Communications - 2.9%
Alphabet, Inc. — Class C*	343	311,695
Comcast Corp. — Class A	4,387	170,741
Amazon.com, Inc.*	158	152,944
Facebook, Inc. — Class A*	865	130,598
Verizon Communications, Inc.	2,740	122,368
Netflix, Inc.*	703	105,035
DISH Network Corp. — Class A*	1,202	75,438
T-Mobile US, Inc.*	1,230	74,563
eBay, Inc.*	1,896	66,208
Walt Disney Co.	296	31,450
Twenty-First Century Fox, Inc. — Class A	632	17,911
Total Communications		1,258,951

Industrial - 1.8%
Boeing Co.	718	141,986
Lockheed Martin Corp.	404	112,154
FedEx Corp.	486	105,622
Waste Management, Inc.	1,163	85,306
Johnson Controls International plc	1,815	78,698
Union Pacific Corp.	702	76,455
Deere & Co.	602	74,401
Emerson Electric Co.	1,207	71,961
3M Co.	99	20,611
Total Industrial		767,194

Consumer, Cyclical - 1.6%
Lowe’s Cos., Inc.	1,425	110,481
Costco Wholesale Corp.	685	109,553
CVS Health Corp.	1,303	104,839
Southwest Airlines Co.	1,540	95,696
Delta Air Lines, Inc.	1,706	91,680
Walgreens Boots Alliance, Inc.	1,011	79,171
Target Corp.	1,084	56,682
Home Depot, Inc.	280	42,952
McDonald’s Corp.	140	21,442
Total Consumer, Cyclical		712,496

Financial - 0.5%
Charles Schwab Corp.	2,248	96,573
Progressive Corp.	1,618	71,338
Visa, Inc. — Class A	379	35,543
Total Financial		203,454

Basic Materials - 0.3%
LyondellBasell Industries N.V. — Class A	965	81,437
EI du Pont de Nemours & Co.	258	20,823
Praxair, Inc.	151	20,015
Total Basic Materials		122,275

Total Common Stocks
(Cost $6,337,365)		6,944,350

MUTUAL FUNDS† - 82.2%
Guggenheim Strategy Fund II1	433,304	10,836,924
Guggenheim Variable Insurance Strategy Fund III[1]	423,551	10,614,189
Guggenheim Strategy Fund III[1]	413,881	10,351,171
Guggenheim Strategy Fund I1	150,391	3,770,301
Total Mutual Funds
(Cost $35,411,342)		35,572,585

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.75%[2]	194,394	$194,394
Total Money Market Fund
(Cost $194,394)		194,394

Total Investments - 98.6%
(Cost $41,943,101)		$42,711,329
Other Assets & Liabilities, net - 1.4%		624,286
Total Net Assets - 100.0%		$43,335,615

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $847,350)	7	$(1,898)
September 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $452,280)	4	(5,259)
(Total Aggregate Value of Contracts $1,299,630)		$(7,157)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America October 2017 Russell 1000 Growth Index Swap 0.88%[3], Terminating 10/05/17 (Notional Value $34,906,077)	29,282	$1,413,467

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of June 30, 2017.
[3]	Total Return based on Russell 1000 Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$6,944,350	$—	$—	$—	$—	$6,944,350
Equity Index Swap Agreements	—	—	—	1,413,467	—	1,413,467
Mutual Funds	35,572,585	—	—	—	—	35,572,585
Money Market Fund	194,394	—	—	—	—	194,394
Total Assets	$42,711,329	$—	$—	$1,413,467	$—	$44,124,796

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$7,157	$—	$—	$—	$7,157

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $6,531,759)	$7,138,744
Investments in affiliated issuers, at value (cost $35,411,342)	35,572,585
Total investments (cost $41,943,101)	42,711,329
Unrealized appreciation on swap agreements	1,413,467
Cash	780,000
Segregated cash with broker	217,600
Prepaid expenses	3,938
Receivables:
Due from manager	977
Variation margin	390
Securities sold	119,648
Fund shares sold	396
Dividends	69,404
Total assets	45,317,149

Liabilities:
Segregated cash due to broker	1,730,000
Payable for:
Securities purchased	194,019
Fund shares redeemed	26,863
Distribution and service fees	8,973
Trustees’ fees*	3,317
Fund accounting/administration fees	2,871
Transfer agent/maintenance fees	2,001
Miscellaneous	13,490
Total liabilities	1,981,534
Commitments and contingent liabilities (Note 14)	—
Net assets	$43,335,615

Net assets consist of:
Paid in capital	$38,563,035
Undistributed net investment income	720,911
Accumulated net realized gain on investments	1,877,131
Net unrealized appreciation on investments	2,174,538
Net assets	$43,335,615
Capital shares outstanding	2,418,359
Net asset value per share	$17.92

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$425,536
Dividends from securities of unaffiliated issuers	63,103
Interest	3,639
Total investment income	492,278

Expenses:
Management fees	147,443
Transfer agent/maintenance fees	12,473
Distribution and service fees	18,028
Fund accounting/administration fees	16,496
Printing expenses	13,422
Custodian fees	4,434
Line of credit fees	4,317
Trustees’ fees*	2,659
Miscellaneous	20,945
Total expenses	240,217
Less:
Expenses waived by Adviser	(31,910)
Net expenses	208,307
Net investment income	283,971

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	413,417
Swap agreements	3,034,234
Futures contracts	66,931
Net realized gain	3,514,582
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	248,502
Investments in affiliated issuers	59,969
Swap agreements	1,166,725
Futures contracts	(5,655)
Net change in unrealized appreciation (depreciation)	1,469,541
Net realized and unrealized gain	4,984,123
Net increase in net assets resulting from operations	$5,268,094

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$283,971	$436,940
Net realized gain on investments	3,514,582	1,466,255
Net change in unrealized appreciation (depreciation) on investments	1,469,541	1,175,450
Net increase in net assets resulting from operations	5,268,094	3,078,645

Distributions to shareholders from:
Net investment income	—	(201,372)
Net realized gains	—	(1,396,565)
Total distributions to shareholders	—	(1,597,937)

Capital share transactions:
Proceeds from sale of shares	2,765,849	4,941,960
Distributions reinvested	—	1,597,937
Cost of shares redeemed	(3,263,495)	(9,633,921)
Net decrease from capital share transactions	(497,646)	(3,094,024)
Net increase (decrease) in net assets	4,770,448	(1,613,316)

Net assets:
Beginning of period	38,565,167	40,178,483
End of period	$43,335,615	$38,565,167
Undistributed net investment income at end of period	$720,911	$436,940

Capital share activity:
Shares sold	160,033	324,196
Shares issued from reinvestment of distributions	—	104,372
Shares redeemed	(190,227)	(638,856)
Net decrease in shares	(30,194)	(210,288)

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$15.75	$15.11	$15.58	$13.52	$10.54	$9.52
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.17	.08	.15	.04	.07
Net gain (loss) on investments (realized and unrealized)	2.05	1.13	.79	1.91	2.94	.95
Total from investment operations	2.17	1.30	.87	2.06	2.98	1.02
Less distributions from:
Net investment income	—	(.08)	(.17)	—	—	—
Net realized gains	—	(.58)	(1.17)	—	—	—
Total distributions	—	(.66)	(1.34)	—	—	—
Net asset value, end of period	$17.92	$15.75	$15.11	$15.58	$13.52	$10.54

Total Return[c]	13.78%	8.72%	5.49%	15.24%	28.27%	10.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,336	$38,565	$40,178	$36,942	$40,417	$36,244
Ratios to average net assets:
Net investment income (loss)	1.38%	1.14%	0.52%	1.05%	0.33%	0.63%
Total expenses[d]	1.17%	1.04%	1.15%	1.18%	1.10%	1.01%
Net expenses	1.01%[e,f]	1.04%	1.15%	1.16%[e]	1.10%	1.01%
Portfolio turnover rate	14%	42%	65%	96%	247%	187%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]
Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

06/30/17
0.99%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

SERIES Z (ALPHA OPPORTUNITY SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 7, 2003

Ten Largest Holdings (% of Total Net Assets)
CVS Health Corp.	2.0%
Pfizer, Inc.	1.5%
Aflac, Inc.	1.5%
Prudential Financial, Inc.	1.5%
International Business Machines Corp.	1.5%
FirstEnergy Corp.	1.5%
Deluxe Corp.	1.5%
Tyson Foods, Inc. — Class A	1.5%
Exelon Corp.	1.5%
Express Scripts Holding Co.	1.5%
Top Ten Total	15.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*
Periods Ended June 30, 2017†

	6 month‡	1 Year	5 Year	10 Year
Series Z (Alpha Opportunity Series)	0.37%	9.57%	9.94%	6.39%
Morningstar Long/Short Equity Category Average	4.27%	8.30%	4.97%	3.77%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and Morningstar Long/Short Equity Category Average are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†
Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

COMMON STOCKS† - 97.7%

Consumer, Non-cyclical - 29.9%
Pfizer, Inc.[1]	5,710	$191,798
Deluxe Corp.	2,673	185,025
Tyson Foods, Inc. — Class A1	2,946	184,509
Express Scripts Holding Co.*,1	2,873	183,412
HCA Healthcare, Inc.*,1	2,024	176,493
General Mills, Inc.[1]	3,063	169,690
JM Smucker Co.[1]	1,354	160,219
DaVita, Inc.*,1	2,462	159,439
Kimberly-Clark Corp.	1,156	149,251
Laboratory Corp. of America Holdings*	825	127,166
Ingredion, Inc.	1,061	126,482
ManpowerGroup, Inc.	1,121	125,160
Quest Diagnostics, Inc.[1]	1,108	123,165
Campbell Soup Co.[1]	1,899	99,033
AbbVie, Inc.[1]	1,333	96,656
Dean Foods Co.	4,680	79,560
United Natural Foods, Inc.*	2,146	78,758
Universal Corp.[1]	1,203	77,834
Darling Ingredients, Inc.*	4,918	77,409
Humana, Inc.	289	69,539
United Therapeutics Corp.*	520	67,460
Total System Services, Inc.	1,157	67,395
Robert Half International, Inc.	1,332	63,843
Sysco Corp.[1]	1,197	60,245
TreeHouse Foods, Inc.*	693	56,611
Flowers Foods, Inc.	3,194	55,288
Zimmer Biomet Holdings, Inc.[1]	428	54,955
Universal Health Services, Inc. — Class B1	440	53,715
SpartanNash Co.	2,069	53,711
Eli Lilly & Co.	642	52,837
MEDNAX, Inc.*	857	51,737
HealthSouth Corp.	1,058	51,207
United Rentals, Inc.*,1	451	50,832
Chemed Corp.	242	49,496
Centene Corp.*	579	46,251
Nielsen Holdings plc	1,147	44,343
Aetna, Inc.	254	38,565
AmerisourceBergen Corp. — Class A1	405	38,285
Sabre Corp.	1,710	37,227
Boston Beer Company, Inc. — Class A*	275	36,341
Conagra Brands, Inc.[1]	939	33,579
Total Consumer, Non-cyclical		3,704,521

Utilities - 12.1%
FirstEnergy Corp.[1]	6,381	186,069
Exelon Corp.[1]	5,109	184,282
Ameren Corp.[1]	3,285	179,591
UGI Corp.	3,634	175,922
Hawaiian Electric Industries, Inc.	5,240	169,671
National Fuel Gas Co.	2,283	127,483
Edison International[1]	1,204	94,141
WEC Energy Group, Inc.[1]	1,367	83,906
Xcel Energy, Inc.[1]	1,776	81,483
AES Corp.	5,662	62,905
NextEra Energy, Inc.	344	48,205
Southwest Gas Holdings, Inc.	556	40,621
CMS Energy Corp.	836	38,665
American Electric Power Company, Inc.[1]	519	36,055
Total Utilities		1,508,999

Consumer, Cyclical - 12.0%
CVS Health Corp.[1]	3,061	246,288
Walgreens Boots Alliance, Inc.[1]	2,296	179,800
Alaska Air Group, Inc.[1]	1,171	105,110
Big Lots, Inc.	1,881	90,852
Wal-Mart Stores, Inc.[1]	1,177	89,075
Tailored Brands, Inc.	7,849	87,595
Ralph Lauren Corp. — Class A	960	70,848
Southwest Airlines Co.[1]	1,117	69,410
Hawaiian Holdings, Inc.*	1,477	69,345
Herman Miller, Inc.	2,179	66,242
UniFirst Corp.	450	63,315
Taylor Morrison Home Corp. — Class A*	2,200	52,822
Brinker International, Inc.	1,297	49,416
Nu Skin Enterprises, Inc. — Class A	783	49,204
Goodyear Tire & Rubber Co.	1,230	43,000
Cooper-Standard Holdings, Inc.*	426	42,971
DineEquity, Inc.	949	41,803
JetBlue Airways Corp.*	1,651	37,692
Children’s Place, Inc.	356	36,348
Total Consumer, Cyclical		1,491,136

Industrial - 11.7%
TE Connectivity Ltd.[1]	2,238	176,086
Boeing Co.[1]	788	155,827
Fluor Corp.	2,678	122,599
Jacobs Engineering Group, Inc.	2,191	119,168
Timken Co.	2,196	101,565
Huntington Ingalls Industries, Inc.	487	90,660
ITT, Inc.	1,590	63,887
Harris Corp.[1]	582	63,485
Crane Co.	756	60,011
Sanmina Corp.*	1,491	56,807
Vishay Intertechnology, Inc.	3,355	55,693
Federal Signal Corp.	2,937	50,986
Methode Electronics, Inc.	1,234	50,841
Trinity Industries, Inc.	1,670	46,810
Applied Industrial Technologies, Inc.	743	43,874
Keysight Technologies, Inc.*	1,123	43,718
ArcBest Corp.	1,965	40,479
Oshkosh Corp.	587	40,433
FLIR Systems, Inc.	975	33,794
Energizer Holdings, Inc.	692	33,229
Belden, Inc.	148	11,164
Total Industrial		1,461,116

Technology - 11.3%
International Business Machines Corp.[1]	1,225	188,441
CA, Inc.[1]	4,855	167,352
Oracle Corp.[1]	2,742	137,484
Convergys Corp.	5,616	133,548

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

HP, Inc.[1]	7,106	$124,213
Xerox Corp.	3,071	88,215
NCR Corp.*	2,115	86,377
NetApp, Inc.[1]	2,020	80,901
Fidelity National Information Services, Inc.	799	68,235
CACI International, Inc. — Class A*	453	56,648
KLA-Tencor Corp.	605	55,363
CSRA, Inc.	1,562	49,594
Akamai Technologies, Inc.*	783	39,001
Western Digital Corp.[1]	429	38,009
Seagate Technology plc	872	33,790
Skyworks Solutions, Inc.[1]	350	33,583
Icad, Inc.*	6,469	27,105
Total Technology		1,407,859

Financial - 11.2%
Aflac, Inc.[1]	2,468	191,714
Prudential Financial, Inc.[1]	1,767	191,083
Old Republic International Corp.	5,138	100,345
Federated Investors, Inc. — Class B	2,836	80,117
Unum Group[1]	1,587	74,002
Allstate Corp.[1]	783	69,249
Citigroup, Inc.[1]	940	62,868
Aspen Insurance Holdings Ltd.	1,249	62,263
E*TRADE Financial Corp.*	1,614	61,380
Hanover Insurance Group, Inc.	668	59,205
Selective Insurance Group, Inc.	1,123	56,206
LaSalle Hotel Properties	1,790	53,342
Evercore Partners, Inc. — Class A	756	53,298
CNO Financial Group, Inc.	2,438	50,905
Host Hotels & Resorts, Inc.[1]	2,508	45,821
Alliance Data Systems Corp.	156	40,044
Regions Financial Corp.[1]	2,713	39,718
Franklin Resources, Inc.[1]	881	39,460
Government Properties Income Trust	1,912	35,009
Physicians Realty Trust REIT	1,200	24,168
Irish Bank Resolution Corporation Ltd.*,†††	16,638	—
Total Financial		1,390,197

Communications - 8.4%
Verizon Communications, Inc.[1]	4,022	179,622
Juniper Networks, Inc.[1]	5,132	143,080
VeriSign, Inc.*	1,203	111,831
Iridium Communications, Inc.*	9,249	102,201
Discovery Communications, Inc. — Class A*	3,854	99,549
F5 Networks, Inc.*	677	86,020
AMC Networks, Inc. — Class A*	1,479	78,993
ATN International, Inc.	946	64,744
Cincinnati Bell, Inc.*	2,814	55,014
Viacom, Inc. — Class B1	1,356	45,521
Omnicom Group, Inc.	443	36,725
ARRIS International plc*	1,296	36,314
Total Communications		1,039,614

Basic Materials - 0.8%
International Paper Co.	932	52,760
LyondellBasell Industries N.V. — Class A	623	52,575
Total Basic Materials		105,335

Energy - 0.3%
Valero Energy Corp.	604	40,746

Total Common Stocks
(Cost $11,512,637)		12,149,523

MONEY MARKET FUND† - 5.4%
Goldman Sachs Financial Square Treasury Instruments Fund 0.81%[2]	676,656	676,656
Total Money Market Fund
(Cost $676,656)		676,656

Total Investments - 103.1%
(Cost $12,189,293)		$12,826,179
Other Assets & Liabilities, net - (3.1)%		(383,896)
Total Net Assets - 100.0%		$12,442,283

		Unrealized Gain (Loss)

OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley February 2019 Alpha Opportunity Portfolio Short Custom Basket Swap 0.81%[4], Terminating 02/01/19 (Notional Value $12,551,412)		$(468,903)

OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley February 2019 Alpha Opportunity Portfolio Long Custom Basket Swap 1.55%[3], Terminating 02/01/19 (Notional Value $5,011,020)		$75,954

	Shares

CUSTOM BASKET OF LONG SECURITIES[3]
McKesson Corp.	826	21,550
Corning, Inc.	6,360	19,242
Everest Re Group Ltd.	564	18,692
WellCare Health Plans, Inc.*	582	18,484
Amgen, Inc.	1,197	14,360
Northern Trust Corp.	1,029	11,906
Delta Air Lines, Inc.	1,363	10,524
Cummins, Inc.	609	9,808
Principal Financial Group, Inc.	2,579	9,108
Travelers Cos., Inc.	1,067	9,020
CenterPoint Energy, Inc.	6,497	8,852
Lam Research Corp.	343	8,057
Accenture plc — Class A	994	7,699
Entergy Corp.	1,133	6,855

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Unrealized Gain (Loss)

Wabash National Corp.	3,450	$6,140
United Continental Holdings, Inc.*	1,080	4,768
UnitedHealth Group, Inc.	210	4,175
Hartford Financial Services Group, Inc.	974	4,023
Cisco Systems, Inc.	5,901	3,264
JPMorgan Chase & Co.	452	2,767
Consolidated Edison, Inc.	2,252	2,644
Motorola Solutions, Inc.	1,403	2,357
Cigna Corp.	647	2,094
Reinsurance Group of America, Inc. — Class A	924	1,690
Jabil, Inc.	2,686	1,454
Anthem, Inc.	670	1,024
Teradata Corp.*	3,899	922
Biogen, Inc.*	314	671
Gilead Sciences, Inc.	2,847	38
Cogent Communications Holdings, Inc.	3,112	(1,795)
WW Grainger, Inc.	836	(1,856)
Mallinckrodt plc*	852	(3,215)
EMCOR Group, Inc.	1,074	(4,650)
Intel Corp.	2,599	(5,103)
Synchrony Financial	2,230	(5,363)
Western Union Co.	6,422	(5,413)
Telephone & Data Systems, Inc.	5,385	(6,516)
AECOM*	1,363	(6,638)
Archer-Daniels-Midland Co.	3,175	(8,344)
Owens & Minor, Inc.	3,103	(11,026)
Michael Kors Holdings Ltd.*	2,735	(11,771)
Scripps Networks Interactive, Inc. — Class A	2,033	(13,512)
Bed Bath & Beyond, Inc.	1,678	(16,063)
Carlisle Companies, Inc.	1,484	(17,532)
InterDigital, Inc.	1,205	(19,349)
Total Custom Basket of Long Securities		74,042

CUSTOM BASKET OF SHORT SECURITIES[4]
Compass Minerals International, Inc.	(2,462)	24,895
Allegheny Technologies, Inc.	(3,464)	15,694
General Electric Co.	(4,395)	11,650
Balchem Corp.	(1,122)	9,993
People’s United Financial, Inc.	(7,810)	9,231
Mercury General Corp.	(883)	8,433
Taubman Centers, Inc.	(807)	8,401
Newfield Exploration Co.*	(1,197)	8,116
Retail Opportunity Investments Corp. REIT	(2,896)	7,653
Chesapeake Energy Corp.*	(9,704)	6,418
Realty Income Corp.	(966)	5,901
Weingarten Realty Investors	(1,997)	5,311
Papa John’s International, Inc.	(763)	5,257
Lithia Motors, Inc. — Class A	(629)	5,031
Martin Marietta Materials, Inc.	(700)	4,993
Acadia Realty Trust	(1,371)	4,492
Federal Realty Investment Trust	(637)	4,312
Cognex Corp.	(595)	4,288
Carrizo Oil & Gas, Inc.*	(850)	4,122
Wendy’s Co.	(5,725)	3,888
Rollins, Inc.	(2,558)	3,823
Concho Resources, Inc.*	(294)	3,724
ABM Industries, Inc.	(1,361)	3,676
Iron Mountain, Inc.	(1,733)	3,516
Gulfport Energy Corp.*	(2,751)	3,508
American Assets Trust, Inc.	(952)	3,482
Shake Shack, Inc. — Class A*	(1,352)	3,417
FactSet Research Systems, Inc.	(411)	3,256
NewMarket Corp.	(398)	3,128
Public Storage	(343)	3,057
Netflix, Inc.*	(229)	2,892
Southern Co.	(978)	2,831
Silicon Laboratories, Inc.*	(705)	2,750
McCormick & Co., Inc.	(357)	2,502
Hershey Co.	(324)	2,456
Sensient Technologies Corp.	(2,288)	2,357
CarMax, Inc.*	(2,159)	2,176
Vulcan Materials Co.	(1,314)	2,155
Alexander & Baldwin, Inc.	(932)	2,113
American Campus Communities, Inc.	(2,729)	2,100
Lamb Weston Holdings, Inc.	(797)	2,080
Trustmark Corp.	(1,754)	2,070
Scotts Miracle-Gro Co. — Class A	(1,319)	1,938
Education Realty Trust, Inc.	(2,058)	1,936
Financial Engines, Inc.	(1,272)	1,844
Life Storage, Inc.	(505)	1,822
Pioneer Natural Resources Co.	(223)	1,778
Diamondback Energy, Inc.*	(265)	1,480
Capstead Mortgage Corp.	(3,831)	1,463
Goldman Sachs Group, Inc.	(548)	1,389
Provident Financial Services, Inc.	(1,584)	1,350
Eagle Materials, Inc.	(426)	1,325
Royal Caribbean Cruises Ltd.	(334)	1,088
Old National Bancorp	(2,665)	1,039
Charter Communications, Inc. — Class A*	(108)	999
Air Products & Chemicals, Inc.	(560)	987
Valley National Bancorp	(3,530)	985
Advanced Micro Devices, Inc.*	(3,410)	966
Pool Corp.	(451)	825
Lumentum Holdings, Inc.*	(649)	817
American International Group, Inc.	(640)	812
American Water Works Co., Inc.	(553)	796
Ollie’s Bargain Outlet Holdings, Inc.*	(1,008)	634
Ingevity Corp.*	(640)	616
MB Financial, Inc.	(956)	581
Cypress Semiconductor Corp.	(3,711)	557
Deltic Timber Corp.	(991)	546
Symantec Corp.	(1,986)	418
Macerich Co.	(923)	159
Eaton Vance Corp.	(1,865)	146
Dunkin’ Brands Group, Inc.	(947)	(49)
Dave & Buster’s Entertainment, Inc.*	(563)	(79)
EnPro Industries, Inc.	(655)	(753)
Commerce Bancshares, Inc.	(724)	(869)
Washington Federal, Inc.	(1,785)	(893)
Philip Morris International, Inc.	(415)	(900)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Unrealized Loss

Douglas Emmett, Inc.	(2,527)	$(903)
Axon Enterprise, Inc.*	(1,545)	(1,180)
Kilroy Realty Corp.	(1,316)	(1,203)
ILG, Inc.	(2,304)	(1,233)
Starbucks Corp.	(2,601)	(1,271)
CF Industries Holdings, Inc.	(1,620)	(1,286)
Corporate Office Properties Trust	(1,459)	(1,301)
Black Hills Corp.	(1,513)	(1,403)
Cantel Medical Corp.	(515)	(1,411)
BancorpSouth, Inc.	(1,624)	(1,467)
IDEXX Laboratories, Inc.*	(223)	(1,502)
WD-40 Co.	(349)	(1,506)
Ultimate Software Group, Inc.*	(410)	(1,513)
Moody’s Corp.	(566)	(1,713)
First Midwest Bancorp, Inc.	(2,570)	(1,849)
Amazon.com, Inc.*	(110)	(2,175)
Fulton Financial Corp.	(3,069)	(2,302)
Ulta Beauty, Inc.*	(329)	(2,437)
KeyCorp	(4,085)	(2,470)
Digital Realty Trust, Inc.	(408)	(2,603)
SPS Commerce, Inc.*	(641)	(2,637)
KBR, Inc.	(2,712)	(2,744)
Monolithic Power Systems, Inc.	(1,010)	(2,796)
Mercury Systems, Inc.*	(946)	(2,856)
Mid-America Apartment Communities, Inc.	(832)	(2,986)
Lennox International, Inc.	(224)	(3,004)
Glacier Bancorp, Inc.	(1,155)	(3,058)
Semtech Corp.*	(1,441)	(3,314)
Dominion Energy, Inc.	(1,171)	(3,627)
Johnson Controls International plc	(2,633)	(3,680)
CyrusOne, Inc. REIT	(1,609)	(3,714)
Century Aluminum Co.*	(3,518)	(3,870)
Newell Brands, Inc.	(704)	(3,928)
Extra Space Storage, Inc.	(672)	(3,947)
EastGroup Properties, Inc.	(1,015)	(3,977)
CommVault Systems, Inc.*	(860)	(4,085)
John Bean Technologies Corp.	(428)	(4,317)
NIKE, Inc. — Class B	(877)	(4,596)
PTC, Inc.*	(1,570)	(4,600)
MarketAxess Holdings, Inc.	(413)	(4,912)
MSCI, Inc. — Class A	(631)	(5,346)
PPG Industries, Inc.	(643)	(5,392)
Weyerhaeuser Co. REIT	(3,605)	(5,419)
RPM International, Inc.	(2,829)	(5,423)
AO Smith Corp.	(752)	(5,427)
Ligand Pharmaceuticals, Inc. — Class B*	(368)	(5,671)
Crocs, Inc.*	(3,670)	(5,725)
Texas Roadhouse, Inc. — Class A	(847)	(5,809)
Facebook, Inc. — Class A*	(498)	(5,839)
UDR, Inc.	(1,387)	(5,851)
National Instruments Corp.	(3,377)	(6,668)
Four Corners Property Trust, Inc.	(1,794)	(6,763)
Duke Realty Corp.	(1,921)	(6,903)
Cousins Properties, Inc.	(17,942)	(6,912)
Bio-Rad Laboratories, Inc. — Class A*	(190)	(6,969)
Healthcare Realty Trust, Inc.	(1,995)	(7,034)
CME Group, Inc. — Class A	(903)	(7,121)
Trimble, Inc.*	(1,234)	(7,466)
Salesforce.com, Inc.*	(1,325)	(8,180)
Priceline Group, Inc.*	(29)	(8,513)
Alliant Energy Corp.	(3,249)	(8,539)
Essex Property Trust, Inc.	(243)	(8,639)
NVIDIA Corp.	(260)	(8,809)
AptarGroup, Inc.	(704)	(9,096)
S&P Global, Inc.	(357)	(9,184)
Royal Gold, Inc.	(1,023)	(9,279)
Sempra Energy	(862)	(9,281)
Tyler Technologies, Inc.*	(344)	(9,504)
McDonald’s Corp.	(486)	(10,167)
Marriott Vacations Worldwide Corp.	(320)	(10,170)
Alexandria Real Estate Equities, Inc.	(1,488)	(11,047)
First Industrial Realty Trust, Inc.	(3,488)	(11,406)
Xylem, Inc.	(1,726)	(11,773)
Medidata Solutions, Inc.*	(1,055)	(11,858)
DCT Industrial Trust, Inc.	(2,089)	(12,033)
Marriott International, Inc. — Class A	(1,276)	(12,603)
Five Below, Inc.*	(1,422)	(12,968)
Atmos Energy Corp.	(2,149)	(13,079)
Healthcare Services Group, Inc.	(2,187)	(14,146)
Autodesk, Inc.*	(810)	(14,555)
CoreSite Realty Corp.	(831)	(14,817)
Domino’s Pizza, Inc.	(398)	(14,899)
Crown Castle International Corp.	(1,338)	(15,855)
Ecolab, Inc.	(1,399)	(15,938)
Adobe Systems, Inc.*	(618)	(16,548)
Wynn Resorts Ltd.	(454)	(16,566)
Bob Evans Farms, Inc.	(1,022)	(16,699)
International Flavors & Fragrances, Inc.	(1,351)	(16,778)
Align Technology, Inc.*	(318)	(16,813)
Take-Two Interactive Software, Inc.*	(937)	(17,822)
Equinix, Inc. REIT	(382)	(18,413)
American Tower Corp. REIT — Class A	(1,017)	(18,582)
FMC Corp.	(1,695)	(21,103)
Ball Corp.	(4,550)	(24,255)
Total Custom Basket of Short Securities		(450,130)

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
SERIES Z (ALPHA OPPORTUNITY SERIES)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity swap collateral at June 30, 2017.
[2]	Rate indicated is the 7 day yield as of June 30, 2017.
[3]	Total Return is based on the return of custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
[4]	Total Return is based on the return of custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3		Total
Common Stocks	$12,149,523	$—	$—	$—	$—	**	$12,149,523
Equity Index Swap Agreements	—	—	—	75,954	—		75,954
Money Market Fund	676,656	—	—	—	—		676,656
Total Assets	$12,826,179	$—	$—	$75,954	$—		$12,902,133

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3		Total
Equity Index Swap Agreements	$—	$—	$—	$468,903	$—		$468,903

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.
**	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 117

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value (cost $12,189,293)	$12,826,179
Cash	99,669
Unrealized appreciation on swap agreements	75,954
Prepaid expenses	542
Receivables:
Due from manager	1,820
Dividends	13,336
Total assets	13,017,500

Liabilities:
Unrealized depreciation on swap agreements	468,903
Payable for:
Securities purchased	59,644
Swap settlement	12,250
Fund shares redeemed	5,501
Transfer agent/maintenance fees	4,254
Distribution and service fees	2,548
Trustees’ fees*	1,875
Miscellaneous	20,242
Total liabilities	575,217
Commitments and contingent liabilities (Note 14)	—
Net assets	$12,442,283

Net assets consist of:
Paid in capital	$11,928,375
Undistributed net investment income	118,042
Accumulated net realized gain on investments	151,929
Net unrealized appreciation on investments	243,937
Net assets	$12,442,283
Capital shares outstanding	662,696
Net asset value per share	$18.78

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends	$130,081
Interest	1,058
Total investment income	131,139

Expenses:
Management fees	76,365
Recoupment of previously waived fees	52,626
Transfer agent/maintenance fees	12,477
Distribution and service fees	5,220
Fund accounting/administration fees	12,549
Professional fees	12,955
Short sales dividend expense	7,459
Custodian fees	6,667
Trustees’ fees*	2,247
Line of credit fees	1,370
Prime broker interest expense	(1,602)
Miscellaneous	7,550
Total expenses	195,883
Less:
Expenses waived by Adviser	(10,659)
Net expenses	185,224
Net investment loss	(54,085)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	844,448
Swap agreements	(264,032)
Securities sold short	(348,482)
Net realized gain	231,934
Net change in unrealized appreciation (depreciation) on:
Investments	(227,273)
Securities sold short	258,640
Swap agreements	(179,777)
Net change in unrealized appreciation (depreciation)	(148,410)
Net realized and unrealized gain	83,524
Net increase in net assets resulting from operations	$29,439

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(54,085)	$(152,337)
Net realized gain on investments	231,934	435,401
Net change in unrealized appreciation (depreciation) on investments	(148,410)	1,251,281
Net increase in net assets resulting from operations	29,439	1,534,345

Capital share transactions:
Proceeds from sale of shares	205,525	1,222,864
Cost of shares redeemed	(985,018)	(2,113,031)
Net decrease from capital share transactions	(779,493)	(890,167)
Net increase (decrease) in net assets	(750,054)	644,178

Net assets:
Beginning of period	13,192,337	12,548,159
End of period	$12,442,283	$13,192,337
Undistributed net investment income at end of period	$118,042	$172,127

Capital share activity:
Shares sold	9,032	70,252
Shares redeemed	(51,833)	(121,346)
Net decrease in shares	(42,801)	(51,094)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 119

SERIES Z (ALPHA OPPORTUNITY SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$18.70	$16.59	$27.33	$25.00	$19.55	$17.24
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.21)	(.43)	(.43)	(.15)	(.08)
Net gain (loss) on investments (realized and unrealized)	.16	2.32	(.69)	2.76	5.60	2.36
Payments by affiliates	—	—	—	—	—	.03 [c]
Total from investment operations	.08	2.11	(1.12)	2.33	5.45	2.31
Less distributions from:
Net realized gains	—	—	(9.62)	—	—	—
Total distributions	—	—	(9.62)	—	—	—
Net asset value, end of period	$18.78	$18.70	$16.59	$27.33	$25.00	$19.55

Total Return[d]	0.37%	12.79%	(4.69%)	9.36%	27.83%	13.40%[c]
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,442	$13,192	$12,548	$15,611	$16,707	$15,571
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(1.18%)	(2.03%)	(1.65%)	(0.69%)	(0.41%)
Total expenses	3.06%	2.92%	3.54%	2.71%	3.03%	2.22%
Net expensese.f	2.89%[g]	2.92%	3.46%	2.33%	2.44%	2.22%
Portfolio turnover rate	79%	198%	446%	—	548%	720%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]
For the year ended December 31, 2012, 0.17% of the Series total return consisted of a voluntary reimbursement by the Adviser for losses incurred during fund trading. Excluding the item, total return would have been 13.23% for the Series.

[d]
Total return does not take into account any of the expenses associated with an investment in variable insurance products and has not been annualized. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding those amounts, the net expense ratios for the periods presented would be:

06/30/17	12/31/16	12/31/15	12/31/14	12/31/13	12/31/12
1.96%	2.35%	2.35%	2.32%	2.35%	2.06%

[g]	The portion of the ratios of expenses before and after waivers/reimbursements to average net assets attributable to recoupments of prior fee reductions or expense reimbursements is 1.30%.

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately. At June 30, 2017, the Trust consisted of fourteen funds.

This report covers the Series A (StylePlus—Large Core Series), Series B (Large Cap Value Series), Series D (World Equity Income Series), Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series), Series J (StylePlus—Mid Growth Series), Series N (Managed Asset Allocation Series), Series O (All Cap Value Series), Series P (High Yield Series), Series Q (Small Cap Value Series), Series V (Mid Cap Value Series), Series X (StylePlus—Small Growth Series), Series Y (StylePlus—Large Growth Series) and Series Z (Alpha Opportunity Series) (the “Funds”), each a diversified investment company, with the exception of Series B (Large Cap Value Series) and Series Y (StylePlus—Large Growth Series), which are each a non-diversified investment company.

Security Investors, LLC and Guggenheim Partners Investment Management, LLC which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 121

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of equity swaps with custom portfolio baskets shall be computed by using the last exchange sale price for each underlying equity security within the swap agreement. A custom portfolio equity swap will be adjusted to include dividends accrued, financing charges and/or interest, as applicable, under the swap agreement.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2017.

122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

D. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

F. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

I. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

J. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

K. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 123

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

L. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

M. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended June 30, 2017, there were no earnings credits received.

N. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.06% at June 30, 2017.

O. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

P. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

124 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Fund’s use, and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Series E (Total Return Bond Series)	Duration, Hedge	1,560

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Fund’s use and activity of options written for the period ended June 30, 2017:

Call Options Written
	Series E (Total Return Bond Series)
	Number of contracts	Premium amount
Balance at December 31, 2016	—	$—
Options Written	2,730	241,448
Options terminated in closing purchase transactions	(1,458)	(105,344)
Options expired	—	—
Options exercised	—	—
Balance at June 30, 2017	1,272	$136,104

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 125

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$2,389,500	$—
Series J (StylePlus—Mid Growth Series)	Index exposure	1,730,355	—
Series N (Managed Asset Allocation Series)	Index exposure, Speculation	23,453,003	1,151,003
Series X (StylePlus—Small Growth Series)	Index exposure	850,495	—
Series Y (StylePlus—Large Growth Series)	Index exposure	1,279,925	—

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$187,939,788	$—
Series J (StylePlus—Mid Growth Series)	Index exposure	137,373,860	—
Series X (StylePlus—Small Growth Series)	Index exposure	27,555,949	—
Series Y (StylePlus—Large Growth Series)	Index exposure	34,190,513	—
Series Z (Alpha Opportunity Series)	Hedge, Leverage	5,337,955	12,058,093

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series E (Total Return Bond Series)	Duration, Hedge	$—	$6,750,000

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

126 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
Series P (High Yield Series)	Hedge	$3,830,930	$869,777

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Investments in unaffiliated issuers, at value	Written options, at value
	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Currency contracts	Variation margin	Variation margin
	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2017:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total Value at June 30, 2017
Series A (StylePlus—Large Core Series)	$—	$4,609,655	$—	$—	$—	$—	$—	—	$4,609,655
Series E (Total Return Bond Series)	—	—	—	—	14,808	—	225,517	—	240,325
Series J (StylePlus—Mid Growth Series)	—	5,165,509	—	—	—	—	—	—	5,165,509
Series N (Managed Asset Allocation Series)	10,788	—	—	712	—	—	—	—	11,500
Series P (High Yield Series)	—	—	—	—	—	—	—	6,065	6,065
Series X (StylePlus—Small Growth Series)	—	1,211,580	—	—	—	—	—	—	1,211,580
Series Y (StylePlus—Large Growth Series)	—	1,413,467	—	—	—	—	—	—	1,413,467
Series Z (Alpha Opportunity Series)	—	75,954	—	—	—	—	—	—	75,954

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 127

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total Value at June 30, 2017
Series A (StylePlus—Large Core Series)	$5,424	$—	$—	$—	$—	$—	$—	—	$5,424
Series E (Total Return Bond Series)	—	—	—	—	12,834	86,496	—	—	99,330
Series J (StylePlus—Mid Growth Series)	12,520	—	—	—	—	—	—	—	12,520
Series N (Managed Asset Allocation Series)	106,922	—	2,202	29,418	—	—	—	—	138,542
Series P (High Yield Series)	—	—	—	—	—	—	—	59,944	59,944
Series X (StylePlus—Small Growth Series)	4,283	—	—	—	—	—	—	—	4,283
Series Y (StylePlus—Large Growth Series)	7,157	—	—	—	—	—	—	—	7,157
Series Z (Alpha Opportunity Series)	—	468,903	—	—	—	—	—	—	468,903

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contract	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts
Equity/Currency/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Currency/Interest Rate contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements.
Equity contracts	Net realized gain (loss) on options purchased
Net realized gain (loss) on options written

128 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2017:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total
Series A (StylePlus—Large Core Series)	$168,700	$17,383,505	$—	$—	$—	$—	$—	—	$17,552,205
Series D (World Equity Income Series)	—	—	(1,910,451)	—	—	—	—	—	(1,910,451)
Series E (Total Return Bond Series)	—	—	—	—	(17,467)	(39,202)	115,292	—	58,623
Series J (StylePlus—Mid Growth Series)	145,918	8,992,472	—	—	—	—	—	—	9,138,390
Series N (Managed Asset Allocation Series)	918,882	—	21,326	123,704	—	—	—	—	1,063,912
Series P (High Yield Series)	—	—	—	—	—	—	—	(74,423)	(74,423)
Series X (StylePlus—Small Growth Series)	3,479	2,250,921	—	—	—	—	—	—	2,254,400
Series Y (StylePlus—Large Growth Series)	66,931	3,034,234	—	—	—	—	—	—	3,101,165
Series Z (Alpha Opportunities Series)	—	(264,032)	—	—	—	—	—	—	(264,032)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total
Series A (StylePlus—Large Core Series)	$(5,424)	$(1,784,680)	$—	$—	$—	$—	$—	—	$(1,790,104)
Series D (World Equity Income Series)	—	—	(542,919)	—	—	—	—	—	(542,919)
Series E (Total Return Bond Series)	—	—	—	—	1,974	49,608	(107,092)	—	(55,510)
Series J (StylePlus—Mid Growth Series)	8,713	5,182,619	—	—	—	—	—	—	5,191,332
Series N (Managed Asset Allocation Series)	64,852	—	(1,197)	26,006	—	—	—	—	89,661
Series P (High Yield Series)	—	—	—	—	—	—	—	(70,961)	(70,961)
Series X (StylePlus—Small Growth Series)	310	295,393	—	—	—	—	—	—	295,703
Series Y (StylePlus—Large Growth Series)	(5,655)	1,166,725	—	—	—	—	—	—	1,161,070
Series Z (Alpha Opportunity Series)	—	(179,777)	—	—	—	—	—	—	(179,777)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 129

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Series A (StylePlus—Large Core Series)	0.75%
Series B (Large Cap Value Series)	0.65%
Series D (World Equity Income Series)	0.70%
Series E (Total Return Bond Series)	0.50%[1]
Series F (Floating Rate Strategies Series)	0.65%[1]
Series J (StylePlus—Mid Growth Series)	0.75%
Series N (Managed Asset Allocation Series)	0.40%[2]
Series O (All Cap Value Series)	0.70%
Series P (High Yield Series)	0.60%
Series Q (Small Cap Value Series)	0.75%[3]
Series V (Mid Cap Value Series)	0.75%
Series X (StylePlus—Small Growth Series)	0.75%[4]
Series Y (StylePlus—Large Growth Series)	0.65%[5]
Series Z (Alpha Opportunity Series)	0.90%[6]

[1]	Effective May 1, 2017, each Series’ management fee is subject to a 0.05% reduction on assets over $5 billion.
[2]	Prior to May 1, 2017, the Series’ management fee was an annual rate of 0.65% of average daily net assets.
[3]	Prior to May 1, 2017, the Series’ management fee was an annual rate of 0.95% of average daily net assets.
[4]	Prior to May 1, 2017, the Series’ management fee was an annual rate of 0.85% of average daily net assets.
[5]	Prior to May 1, 2017, the Series’ management fee was an annual rate of 0.75% of average daily net assets.
[6]	Prior to May 31, 2017, the Series’ management fee was an annual rate of 1.25% of average daily net assets.

130 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Funds to pay distribution and shareholder services fees to GFD. The Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds through the intermediaries.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for the Funds, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

Fund	Limit	Effective Date	Contract End Date
Series A (StylePlus—Large Core Series)	0.91%	05/01/17	05/01/22
Series B (Large Cap Value Series)	0.80%	05/01/17	05/01/22
Series D (World Equity Income Series)	0.90%	05/01/17	05/01/22
Series E (Total Return Bond Series)	0.81%	11/30/12	05/01/19
Series F (Floating Rate Strategies Series)	1.15%	04/22/13	05/01/18
Series J (StylePlus—Mid Growth Series)	0.94%	05/01/17	05/01/22
Series O (All Cap Value Series)	0.88%	05/01/17	05/01/22
Series P (High Yield Series)	1.07%	10/20/14	05/01/19
Series Q ( Small Cap Value Series)	1.14%	05/01/17	05/01/22
Series V (Mid Cap Value Series)	0.91%	05/01/17	05/01/22
Series X (StylePlus—Small Growth Series)	1.06%	05/01/17	05/01/22
Series Y (Styleplus—Large Growth Series)	0.93%	05/01/17	05/01/22
Series Z (Alpha Opportunity Series)	2.00%	05/31/17	05/01/22

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At June 30, 2017, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2017	Expires 2018	Expires 2019	Expires 2020	Total
Series A (StylePlus—Large Core Series)	$—	$—	$—	$163,638	$163,638
Series B (Large Cap Value Series)	—	—	—	183,913	183,913
Series D (World Equity Income Series)	—	—	—	126,149	126,149
Series E (Total Return Bond Series)	189,173	220,171	182,326	120,844	712,514
Series F (Floating Rate Strategies Series)	30,594	52,144	18,770	18,220	119,728
Series J (StylePlus—Mid Growth Series)	—	—	—	107,916	107,916
Series O (All Cap Value Series)	—	—	—	74,302	74,302
Series P (High Yield Series)	—	28,389	30,120	31,239	89,748
Series Q (Small Cap Value Series)	—	—	—	39,123	39,123
Series V (Mid Cap Value Series)	—	—	—	135,133	135,133
Series X (StylePlus—Small Growth Series)	—	—	—	30,700	30,700
Series Y (StylePlus—Large Growth Series)	—	—	—	31,910	31,910
Series Z (Alpha Opportunity Series)	—	—	—	7,635	7,635

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing etc., on a pass through basis. Such expenses are allocated to various Funds within in the complex based on relative net assets.

For the period ended June 30, 2017, GI recouped $41,967 from Series Z (Alpha Opportunity Series).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 131

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If a Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period June 30, 2017, the following Fund waived advisory fees related to investments in affiliated funds.

Fund	Amount
Series E (Total Return Bond Series)	$20,279

Certain trustees and officers of the Trust are also officers of GI and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ fees and out of pocket expenses. For providing the aforementioned transfer agent services, MUIS is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

132 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

5. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Series A (StylePlus—Large Core Series)	Swap equity contracts	$4,609,655	$—	$4,609,655	$—	$4,609,655	$—
Series E (Total Return Bond Series)	Option contracts	225,517	—	225,517	86,496	—	139,021
Series J (StylePlus—Mid Growth Series)	Swap equity contracts	5,165,509	—	5,165,509	—	5,165,509	—
Series P (High Yield Series)	Forward foreign currency exchange contracts	6,065	—	6,065	4,161	—	1,904
Series X (StylePlus—Small Growth Series)	Swap equity contracts	1,211,580	—	1,211,580	—	1,211,580	—
Series Y (StylePlus—Large Growth Series)	Swap equity contracts	1,413,467	—	1,413,467	—	1,413,467	—
Series Z (Alpha Opportunity Series)	Swap equity contracts	75,954	—	75,954	75,954	—	—

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 133

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series E (Total Return Bond Series)	Option contracts	$86,496	$—	$86,496	$86,496	$—	$—
Series P (High Yield Series)	Foreign forward currency exchange contracts	59,944	—	59,944	4,161	—	55,783
Series Z (Alpha Opportunity Series)	Swap equity contracts	468,903	—	468,903	468,903	—	—

[1]	Centrally cleared swaps and exchanged-traded futures are excluded from these reported amounts.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Series A (StylePlus—Large Core Series)	$229,882,084	$4,665,871	$(1,406,506)	$3,259,365
Series B (Large Cap Value Series)	211,465,261	52,119,169	(6,696,582)	45,422,587
Series D (World Equity Income Series)	145,338,911	15,295,135	(2,941,793)	12,353,342
Series E (Total Return Bond Series)	129,223,510	3,777,894	(3,459,368)	318,526
Series F (Floating Rate Strategies Series)	52,490,920	213,378	(611,005)	(397,627)
Series J (StylePlus—Mid Growth Series)	171,848,690	2,827,280	(1,437,745)	1,389,535
Series N (Managed Asset Allocation Series)	42,286,163	9,585,191	(173,535)	9,411,656
Series O (All Cap Value Series)	106,047,396	25,312,829	(3,697,013)	21,615,816
Series P (High Yield Series)	105,730,002	2,814,019	(5,103,605)	(2,289,586)
Series Q (Small Cap Value Series)	83,771,253	17,898,159	(4,998,157)	12,900,002
Series V (Mid Cap Value Series)	204,292,731	40,722,234	(10,416,861)	30,305,373
Series X (StylePlus—Small Growth Series)	35,452,428	836,761	(407,231)	429,530
Series Y (StylePlus—Large Growth Series)	41,997,276	934,395	(220,341)	714,054
Series Z (Alpha Opportunity Series)	12,224,628	1,029,311	(427,760)	601,551

134 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

7. Securities Transactions

For the period ended June 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Series A (StylePlus—Large Core Series)	$36,442,973	$29,009,544
Series B (Large Cap Value Series)	38,361,017	46,629,320
Series D (World Equity Income Series)	79,724,051	86,279,410
Series E (Total Return Bond Series)	35,569,007	38,528,841
Series F (Floating Rate Strategies Series)	23,061,451	17,323,694
Series J (StylePlus—Mid Growth Series)	38,228,868	32,334,861
Series N (Managed Asset Allocation Series)	220,825	2,939,451
Series O (All Cap Value Series)	23,531,186	27,454,777
Series P (High Yield Series)	48,027,193	43,182,568
Series Q (Small Cap Value Series)	15,533,408	24,696,302
Series V (Mid Cap Value Series)	77,593,704	96,010,711
Series X (StylePlus—Small Growth Series)	8,637,976	7,664,162
Series Y (StylePlus—Large Growth Series)	10,853,608	5,650,485
Series Z (Alpha Opportunity Series)	11,675,160	10,882,607

For the period ended June 30, 2017, the cost of purchases and proceeds from the sales of government securities were as follows:

Fund	Purchases	Sales
Series E (Total Return Bond Series)	$10,002,446	$10,387,839

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2017, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain
Series E (Total Return Bond Series)	$—	$581,816	$26,519
Series P (High Yield Series)	2,880,094	1,543,375	78,074

8. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 135

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended June 30, 2017, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 12/31/16	Additions	Reductions	Value 06/30/17	Shares 06/30/17	Investment Income	Realized Gain (Loss)
Series A (StylePlus—Large Core Series)
Guggenheim Strategy Fund I	$21,897,209	$5,085,027	$—	$27,047,594	1,078,883	$225,593	$—
Guggenheim Strategy Fund II	57,260,566	653,868	—	58,052,469	2,321,170	654,207	—
Guggenheim Strategy Fund III	36,004,831	521,383	—	36,583,994	1,462,775	521,819	—
Guggenheim Variable Insurance Strategy Fund III	58,544,462	868,670	—	59,483,312	2,373,636	869,452	—
	$173,707,068	$7,128,948	$—	$181,167,369		$2,271,071	$—

Series E (Total Return Bond Series)
Guggenheim Strategy Fund I	$3,064,585	$27,120	$—	$3,100,307	123,666	$27,113	$—
Guggenheim Limited Duration Fund - Institutional Class	2,074,867	3,630,436	—	2,877,467	115,980	35,908	—
Guggenheim Total Return Bond Fund - Institutional Class	5,317,937	607,080	—	6,046,283	223,936	106,967	—
	$10,457,389	$4,264,636	$—	$12,024,057		$169,988	$—

Series F (Floating Rate Strategies Series)
Aspect Software, Inc.	$326,104	$—	$(2,073)	$321,329	$325,397	$18,433	$1,637

Series J (StylePlus—Mid Growth Series)
Guggenheim Strategy Fund I	$23,566,676	$208,552	$—	$23,841,378	950,992	$208,504	$—
Guggenheim Strategy Fund II	31,890,964	364,168	—	32,332,010	1,292,763	364,357	—
Guggenheim Strategy Fund III	31,629,271	4,704,783	—	36,386,494	1,454,878	504,644	—
Guggenheim Variable Insurance Strategy Fund III	42,142,748	625,305	—	42,818,572	1,708,642	625,868	—
	$129,229,659	$5,902,808	$—	$135,378,454		$1,703,373	$—

Series N (Managed Asset Allocation Series)
Guggenheim Strategy Fund I	$953,501	$8,438	$—	$964,615	38,477	$8,436	$—
Guggenheim Strategy Fund II	1,687,827	19,274	—	1,711,170	68,419	19,284	—
Guggenheim Strategy Fund III	3,770,765	54,604	—	3,831,420	153,196	54,650	—
Guggenheim Variable Insurance Strategy Fund III	9,523,812	138,509	(500,000)	9,174,136	366,087	138,696	1,994
	$15,935,905	$220,825	$(500,000)	$15,681,341		$221,066	$1,994

Series P (High Yield Series)
Aspect Software Parent, Inc.	$488,376	$231,342	$—	$529,224	$35,351	$—	$(10)
Aspect Software, Inc.	14,682	—	(93)	14,467	14,650	830	74
	$503,058	$231,342	$(93)	$543,691	$50,001	$830	$64

Series V (Mid Cap Value Series)
HydroGen Corp.	$1	$—	$—	$1	672,346	$—	$—

Series X (StylePlus—Small Growth Series)
Guggenheim Strategy Fund I	$4,121,230	$36,471	$—	$4,169,268	166,305	$36,462	$—
Guggenheim Strategy Fund II	4,470,690	51,052	—	4,532,519	181,228	51,078	—
Guggenheim Strategy Fund III	8,949,495	883,507	—	9,847,363	393,737	133,523	—
Guggenheim Variable Insurance Strategy Fund III	8,484,186	125,886	—	8,620,244	343,984	126,000	—
	$26,025,601	$1,096,916	$—	$27,169,394		$347,063	$—

Series Y (StylePlus—Large Growth Series)
Guggenheim Strategy Fund I	$2,098,122	$1,663,367	$—	$3,770,301	150,391	$30,238	$—
Guggenheim Strategy Fund II	9,495,528	1,317,543	—	10,836,924	433,304	117,479	—
Guggenheim Strategy Fund III	10,187,301	147,522	—	10,351,171	413,881	147,645	—
Guggenheim Variable Insurance Strategy Fund III	8,472,940	2,130,293	—	10,614,189	423,551	130,174	—
	$30,253,891	$5,258,725	$—	$35,572,585		$425,536	$—

136 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

9. Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2017. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2017 were as follows:

Borrower	Maturity Date	Face Amount	Value
Series F (Floating Rate Strategies Series)
Equian LLC	05/20/24	$70,588	$—	*
Internet Brands	07/08/21	158,824	—	*
Surgery Center Holdings, Inc.	11/16/17	300,000	—	*
		$529,412	$—

Series P (High Yield Series)
Acosta, Inc.	09/26/19	$622,222	$37,089
Advantage Sales & Marketing LLC	07/25/19	900,000	47,858
BBB Industries, LLC	11/04/19	775,000	50,155
CH Hold Corp.	08/01/17	27,273	—	*
Epicor Software	06/01/20	600,000	43,516
Equian LLC	05/20/24	58,824	—	*
Eyemart Express	12/18/19	400,000	23,927
ICSH Parent, Inc.	04/29/24	30,588	110
Signode Industrial Group US, Inc.	05/01/19	1,600,000	73,175
Surgery Center Holdings, Inc.	11/16/17	650,000	—	*
		$5,663,907	$275,830

*	Security has a market value of $0.

10. Line of Credit

The Trust, with the exception of Series Z (Alpha Opportunity Series) Fund, and certain affiliated funds, secured a 364-day committed, $800,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2016, at which time the line of credit was renewed, with an increased commitment amount to $1,000,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 1.06% at June 30, 2017, plus 1/2 of 1%. The Funds paid upfront costs of $2,032,388 to renew the line of credit.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended June 30, 2017.

The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

In addition, Series E (Total Return Bond Series) and Series F (Floating Rate Strategies Series)(the “Funds”) entered into an additional unlimited credit facility agreement with BNP Paribas Prime Brokerage, Inc. (the “counterparty”) whereby the counterparty has agreed to provide secured financing to the Funds and the Funds will provide pledged collateral to the counterparty. Fees related to borrowings, if any, equate to 1 month LIBOR plus 0.90%. The Funds did not have any borrowings under this agreement at or during the period ended June 30, 2017.

11. Other Liabilities

Series A (StylePlus—Large Core Series) and Series V (Mid Cap Value Series) each wrote put option contracts through Lehman Brothers, Inc. (“Lehman”) that were exercised prior to the option contracts expiration and prior to the bankruptcy filing by Lehman, during September 2008. However, these transactions have not settled and the securities have not been delivered to the Funds as of June 30, 2017.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 137

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Although the ultimate resolution of these transactions is uncertain, the Funds have recorded a liability on their respective books equal to the difference between the strike price on the put options and the market prices of the underlying security on the exercise date. The amount of liability recorded by the Funds as of June 30, 2017 was $18,615 for Series A (StylePlus—Large Core Series) and $205,716 for Series V (Mid Cap Value Series) and included in payable for miscellaneous in the Statements of Assets and Liabilities.

12. Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended June 30, 2017 the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at June 30, 2017		Average Balance Outstanding	Average Interest Rate
Series E (Total Return Bond Series)	141	$—	*	$6,180,495	0.31%
Series P (High Yield Series)	181	14,528,541		11,012,327	0.84%

*	As of June 30, 2017, Series E (Total Return Bond Series) did not have any open reverse repurchase agreements.

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statements of Assets of Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series P (High Yield Series)	Reverse repurchase agreements	$14,528,541	$—	$14,528,541	$14,528,541	$—	$—

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of June 30, 2017, aggregated by asset class of the related collateral pledged by the Fund:

Fund	Up to 30 days	Great than 90 days	Total
Series P (High Yield Series)
Corporate Bonds	$5,470,807	$9,057,734	$14,528,541
Gross amount of recognized liabilities for reverse repurchase agreements	$5,470,807	$9,057,734	$14,528,541

138 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

13. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)	ACC Group Housing LLC
	6.35% due 07/15/54	06/03/14	$250,000	$294,583
	Atlantic Marine Corporations Communities LLC
	5.43% due 12/01/50	07/25/14	318,795	331,339
	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	90,000	92,813
	Copper River CLO Ltd.
	2007-1A, due 01/20/21	05/09/14	328,438	84,694
	GMAC Commercial Mortgage Asset Corp
	2007-HCKM, 6.11% due 08/10/52	10/07/16	1,122,554	1,020,143
	Northern Group Housing LLC
	6.80% due 08/15/53	07/25/13	600,000	740,706
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	400,000	442,948
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	639,033	629,850
	Woodbourne Capital Trust I
	1.83%	01/20/06	301,449	196,731
	Woodbourne Capital Trust II
	1.83%	01/20/06	301,449	196,731
	Woodbourne Capital Trust III
	1.83%	01/20/06	301,449	196,731
	Woodbourne Capital Trust IV
	1.83%	01/20/06	301,449	196,731
			4,954,616	4,424,000

Series P (High Yield Series)	Schahin II Finance Company SPV Ltd. 5.88% due 09/25/22	03/12/15	$111,437	$19,979

14. Legal Proceedings

Tribune Company

SBL Fund has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the SBL Fund of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the SBL Fund, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). SBL Fund has been named as a defendant in two of the SLCFC actions: Deutsche Bank Trust Co. Americas v. Ohlson Enter., No. 12-0064 (S.D.N.Y.) and Deutsche Bank Trust Co. Americas v. Cantor Fitzgerald & Co., No. 11-4900 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 139

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. The Court concluded that the plaintiff had failed to allege that Tribune entered the LBO with actual intent to hinder, delay, or defraud its creditors, and therefore the complaint failed to state a claim. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

None of these lawsuits alleges any wrongdoing on the part of Guggenheim Variable Funds Trust f/k/a SBL Fund. The following series of Guggenheim Variable Funds Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Series A (StylePlus – Large Core Series) f/k/a Series H (Enhanced Index Series), Series N (Managed Asset Allocation Series) and Series O (All Cap Value Series) (the “Funds”). The value of the proceeds received by the foregoing Funds was $158,950, $51,000 and $3,774,000, respectively. At this stage of the proceedings, Guggenheim Variable Funds Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

SBL Fund may be a putative member of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. Reichman alleges claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Second Amended Complaint in the Litigation Trust Action and an Amended Complaint in Reichman. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”), is pending as well. Like Reichman, the Creditor Trust Action alleges claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted

140 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment. On May 30, 2017, the shareholder defendants filed a motion to remand the proceedings in the Creditor Trust and Reichman Actions to the Bankruptcy Court, for consideration of the collateral estoppel ground for dismissal raised by the Bankruptcy Court’s ruling in the Blavatnik Action. The District Court has not yet ruled on the motion to remand.

On July 27, 2016, the District Court reversed the Bankruptcy Court and reinstated the federal law intentional fraudulent transfer claim in the Litigation Trust Action and remanded to the Bankruptcy Court for further proceedings. The District Court found that the fraudulent intent that mattered was that of Lyondell’s CEO, not its board, because the CEO’s intent could be imputed to Lyondell under Delaware law agency principles. The District Court did note, however, that plaintiff faces a high standard for proving “actual intent” to harm creditors, and that it remains to be seen whether plaintiff will be able to make this showing. On August 11, 2016, the shareholder defendants filed a motion for reconsideration and/or to certify an interlocutory appeal of the District Court’s opinion. On October 5, 2016, the District Court denied the motion for reconsideration and/or to certify an interlocutory appeal. In light of this ruling, the federal intentional fraudulent conveyance claim will move forward before the Bankruptcy Court, but a schedule for that case has not yet been set. On April 21, 2017, the Bankruptcy Court issued an Opinion and Order After Trial in a related Lyondell litigation (the “Blavatnik Action”) rejecting claims for intentional fraudulent transfer and constructive fraudulent transfer in connection with the 2007 LBO. Based on this related ruling in the Blavatnik Action, the shareholder defendants filed a motion to dismiss the Litigation Trust Action on the grounds of collateral estoppel on May 30, 2017. The Bankruptcy Court has not yet ruled on this new motion to dismiss.

These lawsuits do not allege any wrongdoing on the part of Guggenheim Variable Funds Trust f/k/a SBL Fund. The following series of Guggenheim Variable Funds Trust received cash proceeds from the cash out merger in the following amounts: Series N (Managed Asset Allocation Series) - $28,800. At this stage of the proceedings, Guggenheim Variable Funds Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 141

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Special Meeting of Shareholders

At a special meeting of the shareholders held on April 20, 2017 the shareholders of the Funds voted on whether to approve the adoption of a Distribution and Shareholder Services Plan with respect to certain Funds of the Guggenheim Funds Variable Trust. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
Series A (StylePlus—Large Core Series)	5,152,084	291,304	287,177
Series B (Large Cap Value Series)	5,872,449	345,826	328,061
Series D (World Equity Income Series)	10,922,972	690,900	362,301
Series J (StylePlus—Mid Growth Series)	3,106,730	146,890	132,484
Series N (Managed Asset Allocation Series)	1,670,857	24,546	74,100
Series O (All Cap Value Series)	3,317,251	234,744	100,974
Series Q (Small Cap Value Series)	2,048,597	144,123	69,749
Series V (Mid Cap Value Series)	2,876,811	213,791	120,371
Series X (StylePlus—Small Growth Series)	826,048	121,165	40,027
Series Y (StylePlus—Large Growth Series)	2,150,422	173,312	112,010
Series Z (Alpha Opportunity Series)	655,981	1,653	20,032

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

142 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

Report of the Guggenheim Variable Funds Trust Contracts Review Committee

Guggenheim Variable Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 8, 2013, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series:

● Series A (StylePlus—Large Core Series) (“Series A”)

● Series D (World Equity Income Series) (“Series D”)

● Series F (Floating Rate Strategies Series) (“Series F”)

● Series N (Managed Asset Allocation Series) (“Series N”)

● Series P (High Yield Series) (“Series P”)

● Series V (Mid Cap Value Series) (“Series V”)

● Series Y (StylePlus—Large Growth Series) (“Series Y”)

● Series B (Large Cap Value Series) (“Series B”)

● Series E (Total Return Bond Series) (“Series E”)

● Series J (StylePlus—Mid Growth Series) (“Series J”)

● Series O (All Cap Value Series) (“Series O”)

● Series Q (Small Cap Value Series) (“Series Q”)

● Series X (StylePlus—Small Growth Series) (“Series X”)

● Series Z (Alpha Opportunity Series) (“Series Z”)

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm (“Guggenheim Partners”), serves as investment adviser to each of: (i) Series A; (ii) Series B; (iii) Series D; (iv) Series E; (v) Series J; (vi) Series N; (vii) Series O; (viii) Series P; (ix) Series Q; (x) Series V; (xi) Series X; (xii) Series Y; and (xiii) Series Z (collectively, the “SI-Advised Funds”). Guggenheim Partners Investment Management, LLC (“GPIM”) serves as investment adviser to Series F of the Trust (the “GPIM-Advised Fund” and together with the SI-Advised Funds, the “Funds” and individually, a “Fund”). (Guggenheim Partners, Security Investors, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GPIM, Security Investors and Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), each of Security Investors and GPIM regularly provides investment research, advice and supervision, along with a continuous investment program, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

Following an initial two-year term, each of the Advisory Agreements1 continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. At meetings held in person on April 25, 2017 (the “April Meeting”) and on May 23, 2017 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”). Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by each of the Advisers is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations the Board receives throughout the year regarding performance and operating results of the Funds.

[1]
The investment advisory agreements pertaining to the SI-Advised Funds and the investment advisory agreements pertaining to the GPIM-Advised Funds are each referred to herein as an “Advisory Agreement” and together, the “Advisory Agreements” In addition, unless the context indicates otherwise, Security Investors, with respect to its service as investment adviser to the SI-Advised Funds, and GPIM, as to the GPIM-Advised Funds, are each referred to herein as the “Adviser” and together, the “Advisers.”

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 143

OTHER INFORMATION (Unaudited)(continued)

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary and supporting data presented by Guggenheim, including, among other things, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of each Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by each Adviser: With respect to the nature, extent and quality of services currently provided by each Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance oversight, as well as the supervisors and reporting lines for such personnel. In this connection, the Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds and noted Guggenheim’s report on recent additions, departures and transitions in personnel who work on matters relating to the Funds or are significant to the operations of each Adviser. The Committee also considered the Advisers’ attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements, and noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, as well as from Guggenheim’s Chief Risk Officer. In addition, the Committee noted Guggenheim’s implementation of additional controls and oversight processes relating to risk management, including the establishment of an Enterprise Risk Management Committee comprised of a multi-disciplinary team of senior personnel, as well as enhancements to the organization’s information security program.

In connection with the Committee’s evaluation of the overall package of services provided by each Adviser, the Committee considered Guggenheim’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. In this respect, the Committee took into account the initiatives undertaken by Guggenheim in connection with the outsourcing of its fund administration and transfer agency services business resulting from Guggenheim’s sale of Rydex Fund Services, LLC (“RFS”), formerly a Guggenheim affiliate and now known as MUFG Investor Services (US), LLC (“MUFG IS”), to Mitsubishi UFJ Trust and Banking Corporation, the trust banking arm of Mitsubishi UFJ Financial Group, a Japanese financial services organization (the “RFS Transaction”). In particular, the Committee considered Guggenheim’s establishment of the Office of Chief Financial Officer (“OCFO”), its structure and responsibilities, including its role in overseeing the services provided by MUFG IS. The Committee also considered the resources allocated by Guggenheim to support the OCFO and the detailed plans presented by management for functions for the OCFO both during and upon completion of the transition period with MUFG IS.

With respect to Guggenheim’s resources and the ability of each Adviser to carry out its responsibilities under the applicable Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”). The Committee received the audited consolidated financial statements of GPIMH as supplemental information. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

144 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

The Committee also considered the acceptability of the terms of each Advisory Agreement, including the scope of services required to be performed by each Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how each Adviser performs its duties obtained through Board meetings, discussions and reports during the year, the Committee concluded that each Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under each Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received for each Fund investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2016, as applicable. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark, a universe of funds and a narrower peer group of similar funds with comparable asset levels as identified by FUSE, in each case for the same periods, as applicable. The Committee also received from FUSE representatives and considered a description of the methodology employed by FUSE for identifying each Fund’s peer group and universe for performance and expense comparisons.

In seeking to evaluate Fund performance over a full market cycle, the Committee generally focused its attention first on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee also considered more recent performance periods, including the one-year period and, as deemed appropriate, the three-month period, for certain Funds, such as for those Funds that were recently launched or had undergone recent changes in investment strategies, as well as circumstances in which enhancements were made to the portfolio management processes or techniques employed for a Fund. In this connection, the Committee made the following observations:

●
Series A (StylePlus—Large Core Series): The Fund outperformed the performance universe median for the five-year and three-year periods, ranking in the 34th and 1st percentiles, respectively. The Committee noted that the Fund implemented a strategy change and a new portfolio management team in April 2013.

●
Series D (World Equity Income Series): The Fund’s performance ranked in the third quartile (56th percentile) of its performance universe for the five-year period ended December 31, 2016. The Fund outperformed the performance universe median for the three-year period, ranking in the 10th percentile. The Committee noted that the Fund implemented a strategy change and a new portfolio management team in August 2013.

●
Series E (Total Return Bond Series): The Fund outperformed the performance universe median for the five-year and three-year periods ended December 31, 2016, ranking in the 1st percentile of its performance universe for both periods.

●
Series F (Floating Rate Strategies Series): The Fund commenced operations in April 2013. The Fund outperformed the performance universe median for the since-inception and three-year periods ended December 31, 2016, ranking in the 1st percentile of its performance universe for both periods. The Fund’s performance for the one-year period ended December 31, 2016 ranked in the 71st percentile of its performance universe.

●
Series J (StylePlus—Mid Growth Series): The Fund outperformed the performance universe median for the five-year and three-year periods ended December 31, 2016, ranking in the 38th and 19th percentiles, respectively. The Committee noted that the Fund implemented a strategy change and a new portfolio management team in April 2013.

●
Series N (Managed Asset Allocation Series): The Fund’s performance for the five-year and three-year periods ended December 31, 2016, ranked in the 63rd and 53rd percentiles, respectively, of its performance universe. In light of the Fund’s third quartile performance for the foregoing periods, the Committee also took into account more recent performance results in its evaluation. In this regard, the Committee observed that the Fund’s return for the one-year period ended December 31, 2016 exceeded the performance universe median, ranking in the 39th percentile of its performance universe. The Committee noted the Adviser’s statement that the Fund’s performance has improved since April 2012 when Guggenheim Investments assumed management of the Fund from a prior sub-adviser in an effort to improve performance and lower expenses.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 145

OTHER INFORMATION (Unaudited)(continued)

●
Series P (High Yield Series): The Fund outperformed the performance universe median for the five-year and three-year periods ended December 31, 2016, ranking in the 13th and 1st percentiles, respectively, of its performance universe.

●
Series X (StylePlus—Small Growth Series): The Fund outperformed the performance universe median for the five-year and three-year periods, ranking in the 26th and 18th percentiles, respectively. The Committee noted that the Fund implemented a strategy change and a new portfolio management team in May 2013.

●
Series Y (StylePlus—Large Growth Series): The Fund’s performance for the five-year period ended December 31, 2016 ranked in the third quartile (62nd percentile) of its performance universe. The Fund outperformed the performance universe median for the three-year period, ranking in the 1st percentile. The Committee noted that the Fund implemented a strategy change and a new portfolio management team in April 2013.

●
Series Z (Alpha Opportunity Series): Although the Fund’s performance for the five-year period ended December 31, 2016 ranked in the fourth quartile, the Fund outperformed the performance universe median for the three-year period, ranking in the 33rd percentile. The Committee considered that the Fund re-opened to subscriptions with a new U.S. long/short equity investment strategy on January 28, 2015. In light of the foregoing, the Committee also considered the more recent one-year period ended December 31, 2016, and observed that the Fund’s return ranked in the 1st percentile of its performance universe, exceeding the performance universe median.

Value Funds: Series B (Large Cap Value Series), Series O (All Cap Value Series), Series Q (Small Cap Value Series) and Series V (Mid Cap Value Series):

●
Series B (Large Cap Value Series): The Fund outperformed the performance universe median for the five-year and three-year periods ended December 31, 2016, ranking in the 43rd and 25th percentiles, respectively, of its performance universe.

●
Series O (All Cap Value Series): The Fund outperformed the performance universe median for the five-year and three-year periods ended December 31, 2016, ranking in the 42nd and 25th percentiles, respectively, of its performance universe.

●
Series Q (Small Cap Value Series): The Fund underperformed the performance universe median for the five-year and three-year periods ended December 31, 2016, ranking in the 88th and 91st percentiles, respectively, of its performance universe. The Committee noted measures taken by the Adviser to remedy longer-term relative underperformance with respect to the Value Funds strategy, including strategy enhancements such as implementation of a refined stock selection process and additional risk controls to enforce the strategy’s sell discipline. In light of the foregoing, the Committee also considered the more recent one-year period ended December 31, 2016, and observed that the Fund’s performance ranked in the 56th percentile of its performance universe.

●
Series V (Mid Cap Value Series): The Fund underperformed the performance universe median for the five-year and three year periods ended December 31, 2016, ranking in the 88th and 100th percentiles, respectively, of its performance universe. The Committee noted measures taken by the Adviser to remedy longer-term relative underperformance with respect to the Value Funds strategy, including strategy enhancements such as implementation of a refined stock selection process and additional risk controls to enforce the strategy’s sell discipline. In light of the foregoing, the Committee also considered the more recent one-year period ended December 31, 2016, and observed that the Fund exceeded the performance universe median, ranking in the 1st percentile.

After reviewing the foregoing and related factors, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts relating to investment performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by each Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements) of the peer group of funds. The Committee also reviewed aggregated advisory and administrative fees compared to the peer group average and median.

[2]
The “net effective management fee” represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements, based on the Fund’s class level group percent rank, weighted by class level assets under management.

146 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by the applicable Adviser to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable, noting that, in certain instances, Guggenheim charges a lower advisory fee to such other clients. In this connection, the Committee considered, among other things, Guggenheim’s representations about the significant differences between managing mutual funds as compared to other types of accounts. The Committee also considered Guggenheim’s explanation that lower fees are charged in certain instances due to various other factors, including the scope of contract, type of investors, differences in fee structure, applicable legal, governance and capital structures, tax status and historical pricing reasons. The Committee concluded that the information it received demonstrated that the aggregate services provided to each Fund at issue were sufficiently different from those provided to other clients with similar investment strategies and/or the risks borne by Guggenheim were sufficiently greater than those associated with managing other clients with similar investment strategies to support the difference in fees.

In evaluating the Funds’ fees and expenses, the Committee took into account the recent adoption by the Board of a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to each of the Funds, with the exception of Series E (Total Return Bond Series) and Series P (High Yield Series), as to which the Board previously approved a Distribution Plan, and Series F (Floating Rate Series). In this connection, the Committee noted that, in order to offset the new asset-based fee for distribution and shareholder services under the Distribution Plan, the Board approved a reduction in the investment advisory fee with respect to certain of the Funds and the implementation of an expense limitation agreement, or adjustment or extension to the existing expense limitation agreement for certain of the Funds. In light of the foregoing, at the Committee’s request, Guggenheim provided supplemental pro forma FUSE data, reflecting what the rankings would have been if such advisory fee reductions and/or expense cap modifications had been effective as of December 31, 2016, using as the comparative peer group funds with Rule 12b-1 plans (the “Pro Forma Data”).

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee took note of those Funds with currently effective expense limitation agreements with the Adviser and made the following observations:

●
Series A (StylePlus—Large Core Series): The Fund’s contractual advisory fee ranks in the third quartile (56th percentile) of its peer group. The Fund’s net effective management fee[2] and total net expense ratio each rank in the fourth quartile (94th and 88th percentiles, respectively) of its peer group. The Committee also took into account the Pro Forma Data applicable to the Fund and observed that the Fund’s contractual advisory fee continues to rank in the third quartile (64th percentile) of its peer group. In addition, the Fund’s pro forma net effective management continues to rank in the fourth quartile (86th percentile) of its peer group, but with an improved quartile ranking for the Fund’s total net expense ratio, ranking in the second quartile (29th percentile).

●
Series B (Large Cap Value Series): The Fund’s contractual advisory fee is equal to the peer group median. The Fund’s net effective management fee and total net expense ratio each rank in the third quartile (63rd and 69th percentiles, respectively) of its peer group. The Committee also took into account the Pro Forma Data applicable to the Fund and observed that the Fund’s contractual advisory fee ranks in the second quartile (36th percentile) of its peer group. In addition, the Fund’s pro forma net effective management fee continues to rank in the third quartile (57th percentile) of its peer group, but with an improved quartile ranking for the Fund’s total net expense ratio, ranking in the first quartile (1st percentile).

●
Series D (World Equity Income Series): The Fund’s contractual advisory fee ranks in the second quartile (29th percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio rank in the third quartile (71st percentile) and second quartile (43rd percentile), respectively, of its peer group. The Committee also took into account the Pro Forma Data applicable to the Fund and observed that the Fund’s contractual advisory fee continues to rank in the second quartile (31st percentile) of its peer group. In addition, the Fund’s pro forma net effective management fee is equal to the peer group median and the pro forma total net expense ratio quartile ranking improves to the first quartile (8th percentile) of its peer group.

●
Series E (Total Return Bond Series): The Fund’s contractual advisory fee ranks in the third quartile (53rd percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio rank in the first quartile (24th percentile) and second quartile (29th percentile), respectively, of its peer group.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 147

OTHER INFORMATION (Unaudited)(continued)

●
Series F (Floating Rate Strategies Series): The Fund’s contractual advisory fee ranks in the third quartile (57th percentile) of its peer group, with the same ranking (as to quartile and percentile) for the Fund’s net effective management fee. The Fund’s total net expense ratio ranks in the fourth quartile (100th percentile). The Committee observed that the Fund’s average assets under management is the smallest among its peer funds.

●
Series J (StylePlus—Mid Growth Series): The Fund’s contractual advisory fee ranks in the second quartile (38th percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio are each equal to the peer group median. The Committee also took into account the Pro Forma Data applicable to the Fund and observed that the Fund’s contractual advisory fee ranks in the first quartile (21st percentile) of its peer group. In addition, the Fund’s pro forma net effective management fee ranks in the third quartile (64th percentile) of its peer group, but with an improved ranking for the Fund’s total net expense ratio, ranking in the first quartile (7th percentile).

●
Series N (Managed Asset Allocation Series): The Fund’s contractual advisory fee ranks in the second quartile (31st percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio each rank in the third quartile (75th and 63rd percentiles, respectively) of its peer group. The Committee also took into account the Pro Forma Data applicable to the Fund and observed that the Fund’s contractual advisory fee is the lowest of its peer group. In addition, the Fund’s pro forma net effective management fee ranks in the second quartile (43rd percentile) and the Fund’s pro forma total net expense ratio ranking also improves, ranking in the first quartile (14th percentile).

●
Series O (All Cap Value Series): The Fund’s contractual advisory fee ranks in the second quartile (44th percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio rank in the fourth quartile (87th percentile) and third quartile (75th percentile), respectively, of its peer group. The Committee also took into account the Pro Forma Data applicable to the Fund and observed that the Fund’s contractual advisory fee ranks in the third quartile (60th percentile) of its peer group. In addition, the Fund’s pro forma net effective management fee continues to rank in the fourth quartile (80th percentile), but with an improved quartile ranking for the Fund’s total net expense ratio, ranking in the first quartile (13th percentile).

●
Series P (High Yield Series): The Fund’s contractual advisory fee ranks in the first quartile (19th percentile) of its peer group. The Fund’s net effective management fee ranks in the second quartile (44th percentile) of its peer group. The Fund’s total net expense ratio ranks in the fourth quartile (88th percentile) of its peer group.

●
Series Q (Small Cap Value Series): The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the fourth quartile (86th, 93rd and 93rd, respectively) of its peer group. In light of the forgoing, the Committee considered that the Board recently approved a proposal to lower the contractual advisory fee of the Fund from 0.95% to 0.75%. The Committee also took into account that at 0.75%, the Fund’s contractual advisory fee would rank in the first quartile of its peer group. The Committee noted that, effective May 1, 2017, the Fund’s contractual advisory fee will be identical to its retail fund counterpart. In addition, the Committee reviewed the Pro Forma Data applicable to the Fund and observed that the Fund’s contractual advisory fee ranks in the first quartile (9th percentile) of its peer group. In addition, the Fund’s pro forma net effective management fee and total net expense ratio rankings improve to the third quartile (55th and 64th percentiles, respectively).

●
Series V (Mid Cap Value Series): The Fund’s contractual advisory fee ranks in the first quartile (11th percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio each rank in the third quartile (67th percentile in each case) of its peer group. The Committee also took into account the Pro Forma Data applicable to the Fund and observed that the Fund’s contractual advisory fee continues to rank in the first quartile (22nd percentile) of its peer group. In addition, the Fund’s pro forma net effective management fee ranks in the fourth quartile (78th percentile), but with an improved quartile ranking for the Fund’s total net expense ratio, ranking in the first quartile (11th percentile).

●
Series X (StylePlus—Small Growth Series): The Fund’s contractual advisory fee ranks in the second quartile (42nd percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio rank in the third quartile (75th percentile) and fourth quartile (92nd percentile), respectively, of its peer group. The Committee also took into account the Pro Forma Data applicable to the Fund and observed that the Fund’s contractual advisory fee is the lowest of its peer group. In addition, the Fund’s pro forma net effective management fee is in line with the peer group median and the Fund’s pro forma total net expense ratio ranking also improves, ranking in the first quartile (17th percentile).

148 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

●
Series Y (StylePlus—Large Growth Series): The Fund’s contractual advisory fee ranks in the third quartile (56th percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio each rank in the fourth quartile (93rd and 88th percentiles, respectively) of its peer group. The Committee also took into account the Pro Forma Data applicable to the Fund and observed that the Fund’s contractual advisory fee ranks in the first quartile (21st percentile) of its peer group. In addition, the Fund’s pro forma net effective management fee and total net expense ratio improve to the third quartile (57th percentile) and first quartile (7th percentile), respectively.

●
Series Z (Alpha Opportunities Series): The Fund’s contractual advisory fee is equal to the peer group median. The Fund’s net effective management fee and total net expense ratio rank in the second quartile (33rd percentile) and fourth quartile (100th percentile), respectively, of its peer group. The Committee also took into account the Pro Forma Data applicable to the Fund and observed that the Fund’s contractual advisory fee ranks in the fourth quartile (83rd percentile) of its peer group. In addition, the Fund’s pro forma net effective management fee and total net expense ratio each rank in the fourth quartile (83rd and 100th percentiles, respectively). In evaluating the foregoing, the Committee noted that although the pro forma data reflected the reductions in the Fund’s advisory fee and expense cap, the change from one small peer group for non-Rule 12b-1 funds (4 funds other than the Fund) to another small peer group for Rule 12b-1 funds (6 funds other than the Fund) produced disparate results. The Committee noted the Adviser’s statements that the universe of funds in the long/short category is diverse, employing differing investment strategies and objectives; as a result, the expense structures of the products in the universe are inconsistent as each expense structure is commensurate with the strategy’s investment approach and objective. As part of its assessment of the Fund’s fees, the Committee also took note of the Fund’s strong performance since the Fund re-opened to subscriptions with a new U.S. long/short equity investment strategy on January 28, 2015, including a one-year return ranking in the 1st percentile of its performance universe.

With respect to the costs of services provided and profits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2016, ending assets under management of the Trust as of December 31, 2016, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers, earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2015. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee also noted steps taken by management to refine its methodology in preparation for contract review, including, among other things, revisions to the process for allocating expenses for shared service functions, as previously reported to and discussed with the Board. The Committee considered all of the foregoing in evaluating the costs of services provided the profitability to Guggenheim Investments, and the profitability rates presented, and concluded that the profits were not unreasonable.

The Committee considered other benefits available to each Adviser because of its relationship with the Funds and noted Guggenheim’s statement that until the completion of the RFS Transaction on October 4, 2016, the Adviser may have benefited from arrangements whereby an affiliate received fees from the Funds for providing certain fund administration and transfer agency services. In addition, the Committee noted Guggenheim’s statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Funds.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to the shareholders. The Committee noted the Adviser’s statement that Guggenheim believes it is appropriately sharing potential economies of scale and that costs continue to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things, and that, in this regard, management’s costs for providing services have increased in recent years without regard to asset levels.

The Committee also noted the process employed by the Adviser to evaluate whether a breakpoint would be appropriate for a Fund, with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 149

OTHER INFORMATION (Unaudited)(concluded)

expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (x) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including expense limitations and/or advisory fees set at competitive rates pre-assuming future asset growth. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation. The Committee also took into account, the advisory fee breakpoints offered by the Adviser and approved by the Board with respect to Series E (Total Return Bond Series) and Series F (Floating Rate Strategies Series), to take effect on May 1, 2017.

The Committee determined that, taking into account all relevant factors, the advisory fee for each Fund was reasonable.

Overall Conclusions

Based on the foregoing, the Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreements is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of each Advisory Agreement for an additional annual term.

Thereafter, on May 24, 2017, the Board, including all of the Independent Trustees, approved the renewal of each Advisory Agreement for an additional annual term.

150 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	96	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	93	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chair of the Audit Committee (Effective 5/24/17)	Since 2005	Current: President, Washburn University (1997-present).	93	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	93	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	93	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003- Apr. 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	98	Current: Edward-Elmhurst Healthcare System (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 151

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	93
Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	95	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	233
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

152 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joanna M. Catalucci (1966)	AML Officer	Since 2016
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Managing Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016
Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 153

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

154 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 155

This page intentionally left blank.

This page intentionally left blank.

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included as part of the report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)
The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Variable Funds Trust

By	/s/ Amy J. Lee
Amy J. Lee, Vice President

Date	September 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Amy J. Lee
Amy J. Lee, Vice President

Date	September 8, 2017

By	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	September 8, 2017